Schedule of Investments (unaudited)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)(a)	$3,100	$3,021,260
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	9,418	9,130,308
		12,151,568
Aerospace & Defense — 1.4%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(b)	4,677	4,457,106
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	1,375	1,456,474
BAE Systems Holdings Inc., 3.85%, 12/15/25 (Call 09/15/25)(b)	4,894	4,768,204
BAE Systems PLC
5.00%, 03/26/27 (Call 02/26/27)(b)	4,050	4,013,676
5.13%, 03/26/29 (Call 02/26/29)(b)	9,085	9,011,896
Boeing Co. (The)
2.20%, 02/04/26 (Call 06/11/24)	33,533	31,471,691
2.25%, 06/15/26 (Call 03/15/26)(a)	2,625	2,436,461
2.60%, 10/30/25 (Call 07/30/25)	1,740	1,658,653
2.70%, 02/01/27 (Call 12/01/26)(a)	6,180	5,671,658
2.75%, 02/01/26 (Call 01/01/26)	8,675	8,209,532
2.80%, 03/01/27 (Call 12/01/26)	1,549	1,421,176
3.10%, 05/01/26 (Call 03/01/26)	4,039	3,827,839
3.20%, 03/01/29 (Call 12/01/28)	6,060	5,325,915
3.25%, 02/01/28 (Call 12/01/27)	6,633	6,043,914
3.25%, 03/01/28 (Call 12/01/27)	2,360	2,142,468
3.45%, 11/01/28 (Call 08/01/28)	2,444	2,202,404
5.04%, 05/01/27 (Call 03/01/27)(a)	12,212	11,934,854
6.26%, 05/01/27 (Call 04/01/27)(b)	4,950	4,982,851
6.30%, 05/01/29 (Call 04/01/29)(b)	8,570	8,639,454
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	2,030	1,973,468
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	2,985	2,759,930
2.13%, 08/15/26 (Call 05/15/26)	3,177	2,979,480
2.63%, 11/15/27 (Call 08/15/27)	1,370	1,269,868
3.50%, 04/01/27 (Call 02/01/27)(a)	4,605	4,424,435
3.75%, 05/15/28 (Call 02/15/28)	7,402	7,106,607
HEICO Corp., 5.25%, 08/01/28 (Call 07/01/28)(a)	4,592	4,580,053
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)(a)	2,555	2,452,026
4.95%, 08/15/25 (Call 05/15/25)	2,140	2,112,812
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)(a)	3,255	2,934,684
5.90%, 02/01/27(a)	3,605	3,643,274
6.75%, 01/15/28(a)	2,620	2,728,405
L3Harris Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	3,254	3,137,546
4.40%, 06/15/28 (Call 03/15/28)	11,733	11,351,913
5.05%, 06/01/29 (Call 05/01/29)	2,790	2,759,480
5.40%, 01/15/27(a)	7,665	7,687,692
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)(a)	6,293	6,133,250
4.45%, 05/15/28 (Call 04/15/28)(a)	3,520	3,459,836
4.50%, 02/15/29 (Call 01/15/29)(a)	4,390	4,305,706
4.95%, 10/15/25 (Call 09/15/25)(a)	3,285	3,275,758
5.10%, 11/15/27 (Call 10/15/27)	4,917	4,941,874
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)(a)	4,697	4,476,431

Security	Par (000)	Value

Aerospace & Defense (continued)
3.25%, 01/15/28 (Call 10/15/27)	$12,350	$11,608,711
4.60%, 02/01/29 (Call 01/01/29)(a)	3,995	3,910,614
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(b)	5,080	5,076,945
RTX Corp.
2.65%, 11/01/26 (Call 08/01/26)	4,321	4,068,611
3.13%, 05/04/27 (Call 02/04/27)	6,767	6,402,332
3.50%, 03/15/27 (Call 12/15/26)	7,038	6,739,109
3.95%, 08/16/25 (Call 06/16/25)	9,309	9,143,827
4.13%, 11/16/28 (Call 08/16/28)	17,581	16,841,640
5.00%, 02/27/26 (Call 01/27/26)(a)	3,115	3,101,070
5.75%, 11/08/26 (Call 10/08/26)	7,622	7,697,447
5.75%, 01/15/29 (Call 12/15/28)	4,720	4,842,204
6.70%, 08/01/28(a)	1,905	2,007,947
7.20%, 08/15/27	2,235	2,374,951
		293,986,162
Agriculture — 1.1%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	3,280	3,085,048
4.40%, 02/14/26 (Call 12/14/25)	6,921	6,809,204
4.80%, 02/14/29 (Call 11/14/28)(a)	7,612	7,464,767
6.20%, 11/01/28 (Call 10/01/28)(a)	3,655	3,774,978
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(a)	6,278	5,934,025
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	12,009	10,713,107
3.22%, 09/06/26 (Call 07/06/26)	5,973	5,686,153
3.56%, 08/15/27 (Call 05/15/27)	11,302	10,707,062
4.70%, 04/02/27 (Call 02/02/27)	5,790	5,689,428
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(a)	9,259	8,646,559
3.95%, 06/15/25(a)(b)	185	181,741
4.45%, 03/16/28 (Call 02/16/28)(a)	7,487	7,231,205
5.93%, 02/02/29 (Call 01/02/29)	6,240	6,373,443
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	4,126	3,936,294
3.25%, 08/15/26 (Call 05/15/26)	4,484	4,277,002
3.75%, 09/25/27 (Call 06/25/27)	4,050	3,854,338
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(a)(b)	3,223	2,994,920
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	3,620	3,341,323
3.63%, 04/22/27 (Call 03/22/27)(b)	3,195	3,075,350
4.50%, 06/24/26(b)	3,730	3,680,913
4.88%, 10/10/25 (Call 09/10/25)(b)	4,765	4,743,043
Imperial Brands Finance PLC
3.50%, 07/26/26 (Call 05/26/26)(b)	4,709	4,502,479
4.25%, 07/21/25 (Call 04/21/25)(a)(b)	9,492	9,327,488
6.13%, 07/27/27 (Call 06/27/27)(b)	6,791	6,891,777
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	4,600	4,234,561
2.75%, 02/25/26 (Call 11/25/25)	4,596	4,402,563
3.13%, 08/17/27 (Call 05/17/27)(a)	2,485	2,346,297
3.13%, 03/02/28 (Call 12/02/27)(a)	1,945	1,808,236
3.38%, 08/11/25 (Call 05/11/25)(a)	4,713	4,606,776
4.75%, 02/12/27(a)	4,560	4,518,011
4.88%, 02/13/26(a)	10,450	10,380,475
4.88%, 02/15/28 (Call 01/15/28)	10,488	10,377,135
4.88%, 02/13/29 (Call 01/13/29)	6,960	6,860,174
5.00%, 11/17/25	4,635	4,608,934
5.13%, 11/17/27 (Call 10/17/27)	10,298	10,277,068
5.25%, 09/07/28 (Call 08/07/28)(a)	4,205	4,222,733

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	$12,566	$12,411,938
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	3,797	3,536,320
4.90%, 04/21/27 (Call 03/21/27)(a)(b)	2,860	2,809,385
		220,322,253
Airlines — 0.2%
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a)(b)	6,360	6,289,114
4.75%, 10/20/28(a)(b)	14,310	13,935,957
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 07/01/24)(b)	14,853	14,866,903
Southwest Airlines Co.
3.00%, 11/15/26 (Call 08/15/26)(a)	932	878,795
3.45%, 11/16/27 (Call 08/16/27)(a)	870	818,163
5.13%, 06/15/27 (Call 04/15/27)	10,026	9,962,489
		46,751,421
Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	5,602	5,269,562
2.75%, 03/27/27 (Call 01/27/27)	5,675	5,353,650
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(a)	2,562	2,525,455
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	2,096	2,052,052
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)(a)	2,950	2,810,455
7.00%, 11/27/26	4,060	4,168,562
7.05%, 11/27/25	2,565	2,607,432
7.35%, 11/27/28 (Call 10/27/28)	6,245	6,466,934
VF Corp., 2.80%, 04/23/27 (Call 02/23/27)(a)	2,603	2,359,454
		33,613,556
Auto Manufacturers — 4.8%
American Honda Finance Corp.
1.00%, 09/10/25	4,920	4,653,391
1.20%, 07/08/25	5,026	4,801,065
1.30%, 09/09/26(a)	4,908	4,499,798
2.00%, 03/24/28(a)	4,940	4,421,516
2.25%, 01/12/29(a)	3,265	2,889,894
2.30%, 09/09/26	2,924	2,741,371
2.35%, 01/08/27	1,274	1,190,276
3.50%, 02/15/28	1,130	1,070,232
4.70%, 01/12/28(a)	3,480	3,442,425
4.75%, 01/12/26	3,415	3,388,910
4.90%, 03/12/27	3,615	3,595,754
4.90%, 03/13/29(a)	4,730	4,692,780
4.95%, 01/09/26(a)	4,910	4,885,071
5.13%, 07/07/28(a)	5,889	5,902,651
5.25%, 07/07/26	5,045	5,049,608
5.65%, 11/15/28(a)	5,195	5,310,553
5.80%, 10/03/25(a)	4,120	4,143,744
BMW U.S. Capital LLC
1.25%, 08/12/26 (Call 07/12/26)(a)(b)	3,561	3,276,626
2.80%, 04/11/26 (Call 01/11/26)(a)(b)	5,778	5,530,251
3.30%, 04/06/27 (Call 01/06/27)(a)(b)	1,777	1,693,248
3.45%, 04/01/27 (Call 03/01/27)(b)	3,400	3,252,127
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	2,405	2,258,417
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	5,275	5,029,525
3.95%, 08/14/28 (Call 05/14/28)(a)(b)	665	635,810
4.90%, 04/02/27(a)(b)	4,060	4,040,042

Security	Par (000)	Value

Auto Manufacturers (continued)
4.90%, 04/02/29 (Call 03/02/29)(a)(b)	$5,750	$5,695,707
5.05%, 04/02/26(b)	4,450	4,434,864
5.05%, 08/11/28 (Call 07/11/28)(a)(b)	7,130	7,115,557
5.30%, 08/11/25(a)(b)	4,730	4,725,074
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)(a)	2,149	2,038,831
4.90%, 02/20/29 (Call 01/20/29)(a)	3,555	3,550,477
7.13%, 03/01/28	5,688	6,067,092
Daimler Trucks Finance North America LLC
2.00%, 12/14/26(b)	8,158	7,507,195
2.38%, 12/14/28(a)(b)	4,970	4,394,414
3.65%, 04/07/27(a)(b)	4,368	4,182,186
5.00%, 01/15/27(a)(b)	3,090	3,065,964
5.13%, 01/19/28(a)(b)	3,365	3,342,969
5.15%, 01/16/26(b)	3,615	3,594,674
5.40%, 09/20/28(a)(b)	3,435	3,453,279
5.60%, 08/08/25(b)	3,410	3,410,399
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	6,375	6,189,582
6.63%, 10/01/28(a)	1,935	2,013,168
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)	8,150	7,617,406
2.90%, 02/16/28 (Call 12/16/27)	5,070	4,566,758
2.90%, 02/10/29 (Call 12/10/28)(a)	8,065	7,062,666
3.38%, 11/13/25 (Call 10/13/25)	10,530	10,166,439
3.82%, 11/02/27 (Call 08/02/27)	8,775	8,201,364
4.13%, 08/04/25	4,255	4,170,602
4.13%, 08/17/27 (Call 06/17/27)	8,115	7,695,605
4.27%, 01/09/27 (Call 11/09/26)	5,895	5,664,730
4.39%, 01/08/26	5,930	5,792,624
4.54%, 08/01/26 (Call 06/01/26)(a)	5,635	5,480,092
4.95%, 05/28/27 (Call 04/28/27)	9,865	9,618,265
5.11%, 05/03/29 (Call 02/03/29)	8,575	8,259,124
5.13%, 06/16/25 (Call 05/16/25)	6,280	6,232,979
5.80%, 03/05/27 (Call 02/05/27)	8,540	8,531,047
5.80%, 03/08/29 (Call 02/08/29)(a)	9,965	9,906,318
5.85%, 05/17/27 (Call 04/17/27)	6,400	6,397,082
6.80%, 05/12/28 (Call 04/12/28)(a)	9,465	9,734,428
6.80%, 11/07/28 (Call 10/07/28)	9,705	10,021,256
6.95%, 03/06/26 (Call 02/06/26)	5,140	5,223,152
6.95%, 06/10/26 (Call 05/10/26)	3,595	3,659,156
7.35%, 11/04/27 (Call 10/04/27)	9,615	10,012,966
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	5,071	4,871,512
5.00%, 10/01/28 (Call 07/01/28)	5,070	5,004,504
6.13%, 10/01/25 (Call 09/01/25)	12,709	12,770,967
6.80%, 10/01/27 (Call 08/01/27)	6,495	6,735,655
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	9,489	8,866,457
1.50%, 06/10/26 (Call 05/10/26)	7,891	7,280,940
2.35%, 02/26/27 (Call 01/26/27)	6,058	5,581,147
2.40%, 04/10/28 (Call 02/10/28)(a)	6,390	5,702,663
2.40%, 10/15/28 (Call 08/15/28)	7,037	6,187,123
2.70%, 08/20/27 (Call 06/20/27)	5,912	5,441,786
2.75%, 06/20/25 (Call 05/20/25)	8,164	7,917,040
3.85%, 01/05/28 (Call 10/05/27)	2,790	2,636,235
4.00%, 10/06/26 (Call 07/06/26)	4,612	4,456,455
4.30%, 07/13/25 (Call 04/13/25)	5,472	5,390,752
4.30%, 04/06/29 (Call 02/06/29)	3,380	3,194,657
4.35%, 01/17/27 (Call 10/17/26)	7,783	7,582,131
5.00%, 04/09/27 (Call 03/09/27)	7,764	7,678,947

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.25%, 03/01/26 (Call 12/01/25)	$8,027	$7,981,897
5.40%, 04/06/26	10,280	10,245,928
5.40%, 05/08/27	2,205	2,201,297
5.65%, 01/17/29 (Call 10/17/28)(a)	7,135	7,148,279
5.80%, 06/23/28 (Call 05/23/28)	9,476	9,555,562
5.80%, 01/07/29 (Call 12/07/28)	9,905	9,973,611
6.00%, 01/09/28 (Call 12/09/27)(a)	3,445	3,499,710
6.05%, 10/10/25	7,995	8,035,039
Honda Motor Co. Ltd., 2.53%, 03/10/27 (Call 02/10/27)(a)	11,145	10,420,724
Hyundai Capital America
1.30%, 01/08/26 (Call 12/08/25)(a)(b)	5,187	4,842,537
1.50%, 06/15/26 (Call 05/15/26)(b)	5,219	4,802,933
1.65%, 09/17/26 (Call 08/17/26)(b)	5,920	5,418,648
1.80%, 10/15/25 (Call 09/15/25)(a)(b)	4,562	4,328,053
1.80%, 01/10/28 (Call 11/08/27)(a)(b)	4,020	3,535,013
2.00%, 06/15/28 (Call 04/15/28)(a)(b)	6,310	5,519,318
2.10%, 09/15/28 (Call 07/17/28)(a)(b)	3,580	3,121,650
2.38%, 10/15/27 (Call 08/15/27)(a)(b)	4,195	3,796,405
2.75%, 09/27/26(b)	3,259	3,058,874
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	3,149	2,951,350
3.50%, 11/02/26 (Call 09/02/26)(a)(b)	4,451	4,237,761
5.25%, 01/08/27(b)	3,610	3,587,323
5.30%, 03/19/27(a)(b)	4,560	4,540,777
5.30%, 01/08/29 (Call 12/08/28)(a)(b)	4,130	4,095,399
5.35%, 03/19/29 (Call 02/19/29)(a)(b)	3,035	3,012,882
5.50%, 03/30/26(a)(b)	7,375	7,358,739
5.60%, 03/30/28 (Call 02/29/28)(a)(b)	5,080	5,089,252
5.65%, 06/26/26(b)	4,940	4,940,074
5.68%, 06/26/28 (Call 05/26/28)(a)(b)	7,115	7,152,551
5.80%, 06/26/25(a)(b)	3,780	3,781,594
5.95%, 09/21/26(a)(b)	4,395	4,424,284
6.00%, 07/11/25(b)	1,920	1,925,440
6.10%, 09/21/28 (Call 08/21/28)(a)(b)	5,650	5,769,239
6.25%, 11/03/25(a)(b)	2,860	2,878,440
6.50%, 01/16/29 (Call 12/16/28)(b)	4,020	4,175,526
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)(b)	2,946	2,736,142
2.50%, 01/24/27(a)(b)	3,695	3,422,405
3.63%, 08/29/27(a)(b)	1,340	1,263,167
5.13%, 02/05/27(b)	15	14,848
5.13%, 02/05/29(a)(b)	2,770	2,725,711
Kia Corp.
1.75%, 10/16/26(a)(b)	2,695	2,472,691
2.75%, 02/14/27(a)(b)	4,060	3,786,909
3.25%, 04/21/26(b)	905	868,148
3.50%, 10/25/27(b)	370	347,467
Mercedes-Benz Finance North America LLC
1.45%, 03/02/26(a)(b)	6,119	5,731,015
3.45%, 01/06/27(a)(b)	5,058	4,860,400
3.50%, 08/03/25(b)	3,028	2,962,053
3.75%, 02/22/28(a)(b)	5,830	5,570,540
4.30%, 02/22/29(b)	190	183,699
4.80%, 03/30/26(a)(b)	6,055	6,004,724
4.80%, 01/11/27(a)(b)	4,225	4,196,117
4.80%, 03/30/28(b)	6,302	6,225,358
4.85%, 01/11/29(a)(b)	5,720	5,654,628
4.90%, 01/09/26(a)(b)	4,290	4,269,206
5.10%, 08/03/28(a)(b)	6,065	6,050,474
5.20%, 08/03/26(a)(b)	4,105	4,102,535
5.25%, 11/29/27(a)(b)	3,323	3,331,915

Security	Par (000)	Value

Auto Manufacturers (continued)
5.38%, 08/01/25(b)	$3,905	$3,904,901
5.38%, 11/26/25(a)(b)	3,965	3,968,158
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26 (Call 08/16/26)(a)(b)	5,320	4,843,731
2.00%, 03/09/26 (Call 02/09/26)(b)	5,910	5,506,698
2.45%, 09/15/28 (Call 07/15/28)(a)(b)	1,960	1,691,432
2.75%, 03/09/28 (Call 01/09/28)(a)(b)	3,798	3,366,286
6.95%, 09/15/26(a)(b)	1,980	2,026,220
7.05%, 09/15/28 (Call 08/15/28)(b)	4,917	5,099,425
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(a)(b)	5,330	5,162,298
4.35%, 09/17/27 (Call 07/17/27)(a)(b)	15,430	14,649,071
PACCAR Financial Corp.
1.10%, 05/11/26	1,707	1,581,799
2.00%, 02/04/27(a)	1,462	1,356,439
3.55%, 08/11/25	3,430	3,365,790
4.45%, 03/30/26	2,958	2,926,981
4.60%, 01/10/28(a)	2,325	2,301,661
4.60%, 01/31/29(a)	4,085	4,029,308
4.95%, 10/03/25(a)	1,580	1,573,384
4.95%, 08/10/28(a)	490	490,161
5.00%, 05/13/27	2,475	2,482,554
5.05%, 08/10/26(a)	2,215	2,210,443
5.20%, 11/09/26(a)	2,670	2,680,225
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(b)	5,584	5,084,565
5.63%, 01/12/28 (Call 12/12/27)(a)(b)	4,015	4,060,139
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)(a)	6,389	5,975,107
3.67%, 07/20/28(a)	615	589,899
5.12%, 07/13/28 (Call 06/13/28)(a)	3,605	3,622,900
5.28%, 07/13/26 (Call 06/13/26)(a)	3,445	3,453,739
Toyota Motor Credit Corp.
0.80%, 10/16/25	6,548	6,166,608
0.80%, 01/09/26(a)	4,626	4,314,818
1.13%, 06/18/26	6,625	6,110,230
1.15%, 08/13/27(a)	1,655	1,468,418
1.90%, 01/13/27	5,055	4,663,570
1.90%, 04/06/28	930	831,182
3.05%, 03/22/27	8,715	8,258,601
3.05%, 01/11/28	1,180	1,104,034
3.20%, 01/11/27	2,365	2,257,021
3.65%, 08/18/25	4,600	4,510,825
3.65%, 01/08/29	3,400	3,213,050
3.95%, 06/30/25	8,678	8,557,883
4.45%, 05/18/26	8,895	8,770,899
4.55%, 09/20/27(a)	7,700	7,594,416
4.63%, 01/12/28(a)	7,285	7,201,173
4.65%, 01/05/29(a)	5,425	5,335,322
4.80%, 01/05/26(a)	4,220	4,194,278
5.00%, 08/14/26	4,562	4,544,858
5.05%, 05/16/29	6,200	6,187,475
5.20%, 05/15/26	2,550	2,548,749
5.25%, 09/11/28	3,980	4,015,018
5.40%, 11/10/25	4,500	4,509,416
5.40%, 11/20/26(a)	5,035	5,062,077
5.45%, 11/10/27(a)	5,795	5,872,574
5.60%, 09/11/25(a)	3,255	3,267,740
Series B, 5.00%, 03/19/27(a)	4,860	4,851,207
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(b)	7,591	7,128,681

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
1.63%, 11/24/27 (Call 09/24/27)(a)(b)	$3,445	$3,033,901
3.20%, 09/26/26 (Call 07/26/26)(b)	4,688	4,454,463
3.95%, 06/06/25(b)	4,900	4,814,357
4.35%, 06/08/27 (Call 05/08/27)(a)(b)	7,081	6,874,381
4.63%, 11/13/25(a)(b)	4,616	4,551,917
4.75%, 11/13/28(b)	7,160	6,987,024
5.25%, 03/22/29 (Call 02/22/29)(b)	6,270	6,209,914
5.30%, 03/22/27(a)(b)	3,150	3,144,944
5.40%, 03/20/26(b)	3,760	3,746,573
5.65%, 09/12/28 (Call 08/12/28)(a)(b)	5,620	5,676,966
5.70%, 09/12/26(b)	4,415	4,426,409
5.80%, 09/12/25(a)(b)	4,890	4,897,561
6.00%, 11/16/26(a)(b)	3,760	3,805,725
6.20%, 11/16/28 (Call 10/16/28)(a)(b)	4,080	4,205,548
		980,048,928
Auto Parts & Equipment — 0.1%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	2,140	2,054,125
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	7,283	6,728,169
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(a)(b)	2,537	2,309,672
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	3,763	3,590,327
4.25%, 05/15/29 (Call 02/15/29)(a)	2,355	2,231,935
LG Energy Solution Ltd.
5.63%, 09/25/26(b)	220	219,505
5.75%, 09/25/28(a)(b)	4,820	4,850,366
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)(a)	3,365	3,304,481
5.05%, 03/14/29 (Call 02/14/29)(a)	2,310	2,295,314
5.98%, 03/21/26 (Call 06/11/24)(a)	550	549,956
		28,133,850
Banks — 31.7%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26), (1-year CMT + 0.800%)(b)(c)	2,470	2,267,127
2.47%, 12/13/29 (Call 12/13/28), (1-year CMT + 1.100%)(a)(b)(c)	8,324	7,291,687
4.75%, 07/28/25(b)	6,778	6,674,312
4.80%, 04/18/26(b)	6,806	6,666,214
6.34%, 09/18/27 (Call 09/18/26), (1-year CMT + 1.650%)(b)(c)	5,385	5,449,883
6.58%, 10/13/26 (Call 10/13/25), (1-year CMT + 1.550%)(b)(c)	1,190	1,201,043
AIB Group PLC
6.61%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.330%)(b)(c)	5,790	5,953,072
7.58%, 10/14/26 (Call 10/14/25), (1-day SOFR + 3.456%)(b)(c)	700	715,349
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32 (Call 08/11/27), (5-year CMT + 2.7000%)(a)(b)(c)	2,350	2,337,962
ANZ New Zealand International Ltd./London
1.25%, 06/22/26(b)	968	891,250
3.45%, 07/17/27(a)(b)	3,009	2,846,057
3.45%, 01/21/28(a)(b)	3,130	2,944,625
5.36%, 08/14/28(b)	6,820	6,865,188
ASB Bank Ltd.
1.63%, 10/22/26(a)(b)	1,520	1,393,166
5.35%, 06/15/26(a)(b)	1,160	1,159,114

Security	Par (000)	Value

Banks (continued)
5.40%, 11/29/27(a)(b)	$3,310	$3,312,013
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25), (5-year CMT + 1.288%)(a)(b)(c)	7,773	7,504,301
3.70%, 11/16/25	6,803	6,662,473
4.40%, 05/19/26(b)	5,793	5,655,951
5.09%, 12/08/25(a)	6,245	6,230,644
5.38%, 07/03/25	4,700	4,701,758
Australia & New Zealand Banking Group Ltd./New York
4.75%, 01/18/27(a)	4,757	4,726,208
5.00%, 03/18/26	5,750	5,727,001
5.67%, 10/03/25	7,290	7,324,534
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25(a)	3,403	3,213,386
5.38%, 03/13/29	7,200	7,208,440
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(c)	4,718	4,714,340
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(a)(c)	4,385	4,468,476
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(a)(b)	435	410,534
Banco de Credito del Peru SA, 5.85%, 01/11/29 (Call 12/11/28)(a)(b)	605	605,415
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b)	1,035	969,151
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(b)	360	336,168
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27 (Call 01/11/27)(b)	1,985	1,913,014
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(b)	295	278,035
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(c)	8,881	8,114,676
1.85%, 03/25/26(a)	7,793	7,291,370
3.80%, 02/23/28	7,450	7,011,201
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(c)	9,380	9,005,200
4.25%, 04/11/27(a)	6,495	6,282,363
4.38%, 04/12/28	10,450	10,017,529
5.15%, 08/18/25	8,885	8,807,975
5.18%, 11/19/25	7,687	7,614,149
5.29%, 08/18/27	11,498	11,400,544
5.54%, 03/14/30 (Call 03/14/29), (1-year CMT + 1.450%)(c)	7,900	7,839,134
5.55%, 03/14/28 (Call 03/14/27), (1-year CMT + 1.250%)(c)	450	447,846
5.59%, 08/08/28(a)	11,000	11,064,087
6.53%, 11/07/27 (Call 11/07/26), (1-year CMT + 1.650%)(a)(c)	5,935	6,057,538
6.61%, 11/07/28(a)	8,150	8,545,466
Bangkok Bank PCL/Hong Kong
4.30%, 06/15/27 (Call 05/15/27)(a)(b)	625	605,585
4.45%, 09/19/28(b)	60	58,010
5.30%, 09/21/28 (Call 08/21/28)(b)	3,765	3,755,714
9.03%, 03/15/29(a)(b)	806	913,762
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(a)(c)	15,184	14,280,568

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(c)	$15,025	$14,349,379
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(c)	37,306	34,450,042
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(c)	13,211	11,653,498
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(c)	14,983	13,930,143
3.25%, 10/21/27 (Call 10/21/26)	12,346	11,652,133
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(c)	40,507	37,924,392
3.50%, 04/19/26	16,166	15,665,066
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(c)	17,597	16,975,783
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(c)	18,922	17,956,711
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(c)	14,156	13,512,546
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(c)	17,600	16,920,339
3.88%, 08/01/25	12,355	12,143,116
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(c)	15,673	14,926,155
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(c)	18,665	17,587,861
4.25%, 10/22/26	15,037	14,655,764
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(c)	14,020	13,455,759
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(c)	14,797	14,397,751
4.45%, 03/03/26	11,465	11,265,252
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(c)	12,961	12,832,838
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(c)	23,211	22,944,571
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(c)	17,780	17,652,284
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(c)	29,620	29,460,033
5.82%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.570%)(c)	13,965	14,201,283
5.93%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.340%)(a)(c)	8,060	8,137,899
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(c)	12,337	12,687,845
6.22%, 09/15/26(a)	2,609	2,644,239
Series L, 4.18%, 11/25/27 (Call 11/25/26)	12,726	12,272,615
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(c)	17,336	16,205,808
Bank of America NA
5.53%, 08/18/26 (Call 07/17/26)	17,105	17,210,207
5.65%, 08/18/25 (Call 07/18/25)	9,525	9,562,442
Bank of Ireland Group PLC
2.03%, 09/30/27 (Call 09/30/26), (1-year CMT + 1.100%)(a)(b)(c)	1,236	1,135,798
5.60%, 03/20/30 (Call 03/20/29), (1-day SOFR +1.620%)(a)(b)(c)	7,595	7,504,034
6.25%, 09/16/26 (Call 09/16/25), (1-year CMT + 2.650%)(a)(b)(c)	8,915	8,951,819

Security	Par (000)	Value

Banks (continued)
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(c)	$6,060	$5,635,768
1.25%, 09/15/26	8,789	8,023,189
2.65%, 03/08/27(a)	8,404	7,861,061
3.70%, 06/07/25	6,900	6,773,734
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(a)(c)	7,420	6,937,723
5.20%, 02/01/28 (Call 01/01/28)	7,111	7,123,239
5.27%, 12/11/26(a)	5,285	5,275,466
5.30%, 06/05/26	9,195	9,178,591
5.37%, 06/04/27	5,025	5,032,668
5.72%, 09/25/28 (Call 08/25/28)	10,247	10,445,458
5.92%, 09/25/25	5,530	5,560,889
7.70%, 05/26/84 (Call 05/26/29), (5-year CMT + 3.452%)(c)	3,000	3,034,077
Series H, 4.70%, 09/14/27 (Call 08/14/27)(a)	5,948	5,857,964
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	4,333	4,023,196
1.05%, 10/15/26 (Call 09/15/26)	3,801	3,461,142
1.65%, 07/14/28 (Call 05/14/28)(a)	888	779,097
2.05%, 01/26/27 (Call 12/26/26)(a)	5,682	5,268,655
2.45%, 08/17/26 (Call 05/17/26)	4,427	4,180,597
2.80%, 05/04/26 (Call 02/04/26)	4,727	4,524,497
3.00%, 10/30/28 (Call 07/30/28)(a)	3,415	3,126,880
3.25%, 05/16/27 (Call 02/16/27)	5,265	5,020,501
3.40%, 01/29/28 (Call 10/29/27)	4,505	4,260,996
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(c)	6,566	6,267,797
3.85%, 04/28/28(a)	6,452	6,205,485
3.85%, 04/26/29 (Call 02/26/29)	2,450	2,334,131
3.95%, 11/18/25 (Call 10/18/25)(a)	3,689	3,628,440
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(c)	3,853	3,721,939
4.41%, 07/24/26 (Call 07/24/25), (1-day SOFR + 1.345%)(c)	7,410	7,322,548
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.169%)(a)(c)	5,158	5,041,551
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(c)	10,000	9,920,691
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(c)	6,803	6,926,663
6.32%, 10/25/29 (Call 10/25/28), (1-day SOFR + 1.598%)(c)	7,475	7,791,490
Series J, 1.90%, 01/25/29 (Call 11/25/28)(a)	2,205	1,929,032
Bank of New Zealand
1.00%, 03/03/26(a)(b)	944	876,313
2.29%, 01/27/27(a)(b)	1,431	1,323,257
4.85%, 02/07/28(b)	4,728	4,657,424
5.08%, 01/30/29(a)(b)	6,227	6,176,449
Bank of Nova Scotia (The)
1.05%, 03/02/26	6,581	6,110,553
1.30%, 06/11/25	6,699	6,415,912
1.30%, 09/15/26 (Call 06/15/26)	4,986	4,556,619
1.35%, 06/24/26	3,884	3,584,488
1.95%, 02/02/27	4,145	3,812,176
2.70%, 08/03/26	7,105	6,717,578
2.95%, 03/11/27	4,079	3,841,935
4.50%, 12/16/25	8,084	7,935,563
4.75%, 02/02/26	8,403	8,310,842

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.90%, (Call 06/04/25), (5-year CMT + 4.551%)(a)(c)(d)	$7,848	$7,694,587
5.25%, 06/12/28(a)	7,980	7,991,332
5.35%, 12/07/26(a)	6,322	6,318,212
5.40%, 06/04/27	2,675	2,680,207
5.45%, 06/12/25(a)	7,935	7,925,527
5.45%, 08/01/29	2,675	2,685,562
8.00%, 01/27/84 (Call 01/27/29), (5-year CMT + 4.017%)(c)	2,500	2,548,258
8.63%, 10/27/82 (Call 10/27/27), (5-year CMT + 4.389%)(c)	4,080	4,259,471
Series 2, 3.63%, 10/27/81 (Call 10/27/26), (5-year CMT + 2.613%)(c)	3,721	3,048,457
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(a)(c)	1,305	1,021,191
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)(a)	825	806,725
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(a)(b)	3,535	3,245,415
4.52%, 07/13/25(a)(b)	1,303	1,289,065
4.75%, 07/13/27(a)(b)	4,690	4,612,664
4.94%, 01/26/26(a)(b)	8,070	7,999,427
5.09%, 01/23/27(a)(b)	5,790	5,761,495
5.79%, 07/13/28(a)(b)	5,277	5,371,701
5.90%, 07/13/26(b)	10,060	10,152,216
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(c)	10,342	9,533,684
4.34%, 01/10/28 (Call 01/10/27)(a)	9,200	8,849,673
4.38%, 01/12/26	16,796	16,456,395
4.84%, 05/09/28 (Call 05/07/27)	7,860	7,588,785
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(c)	13,380	13,076,858
5.20%, 05/12/26	13,430	13,261,370
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(c)	10,517	10,454,516
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(c)	11,530	11,498,951
5.67%, 03/12/28 (Call 03/12/27), (1-day SOFR +1.490%)(a)(c)	5,740	5,743,023
5.69%, 03/12/30 (Call 03/12/29), (1-day SOFR +1.740%)(a)(c)	9,985	9,978,558
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(c)	13,577	13,580,739
6.49%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.220%)(a)(c)	10,760	11,124,446
6.50%, 09/13/27 (Call 09/13/26), (1-day SOFR + 1.880%)(c)	6,040	6,140,404
7.33%, 11/02/26 (Call 11/02/25), (1-year CMT + 3.050%)(c)	10,170	10,365,216
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(c)	10,606	11,167,241
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(b)	1,317	1,256,278
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26), (1-day SOFR + 1.004%)(a)(b)(c)	12,438	11,598,879
1.68%, 06/30/27 (Call 06/30/26), (1-day SOFR + 0.912%)(b)(c)	14,653	13,546,346
1.90%, 09/30/28 (Call 09/30/27), (1-day SOFR + 1.609%)(b)(c)	9,000	8,021,555

Security	Par (000)	Value

Banks (continued)
2.16%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.218%)(a)(b)(c)	$5,960	$5,186,444
2.22%, 06/09/26 (Call 06/09/25), (1-day SOFR + 2.074%)(b)(c)	9,669	9,329,467
2.59%, 01/20/28 (Call 01/20/27), (1-day SOFR + 1.228%)(a)(b)(c)	9,330	8,645,114
3.50%, 11/16/27(a)(b)	7,650	7,177,668
4.38%, 09/28/25(b)	590	578,500
4.38%, 05/12/26(a)(b)	6,260	6,095,817
4.38%, 03/01/33 (Call 03/01/28), (5-year USD Swap + 1.483%)(b)(c)	7,560	7,133,115
4.40%, 08/14/28(b)	19,005	18,256,216
4.63%, 03/13/27(a)(b)	8,368	8,156,817
5.13%, 01/13/29 (Call 01/13/28), (1-year CMT + 1.450%)(a)(b)(c)	10,110	10,045,438
5.18%, 01/09/30 (Call 01/09/29), (1-day SOFR + 1.520%)(b)(c)	13,084	12,974,271
5.20%, 01/10/30 (Call 01/10/29), (3-mo. SOFR + 2.829%)(a)(b)(c)	1,485	1,469,289
5.50%, 05/20/30 (Call 05/20/29), (1-day SOFR + 1.590%)(b)(c)	400	398,274
BPCE SA
1.00%, 01/20/26(a)(b)	11,843	11,037,914
1.65%, 10/06/26 (Call 10/06/25), (1-day SOFR + 1.520%)(b)(c)	8,862	8,371,491
2.05%, 10/19/27 (Call 10/19/26), (1-day SOFR + 1.087%)(a)(b)(c)	5,625	5,162,756
3.25%, 01/11/28(a)(b)	5,245	4,872,935
3.38%, 12/02/26	3,070	2,936,859
3.50%, 10/23/27(b)	7,180	6,704,835
4.63%, 09/12/28(b)	2,345	2,267,623
4.75%, 07/19/27(a)(b)	4,075	4,002,683
4.88%, 04/01/26(b)	4,533	4,448,866
5.10%, 01/26/26(a)(b)	4,115	4,087,727
5.13%, 01/18/28(a)(b)	3,783	3,750,841
5.20%, 01/18/27(b)	3,865	3,853,198
5.28%, 05/30/29(b)	3,500	3,485,676
5.72%, 01/18/30 (Call 01/18/29), (1-year CMT + 1.959%)(a)(b)(c)	5,260	5,257,068
5.98%, 01/18/27 (Call 01/18/26), (1-day SOFR + 2.10%)(b)(c)	9,917	9,944,777
6.61%, 10/19/27 (Call 10/19/26), (1-day SOFR + 1.980%)(b)(c)	6,015	6,113,505
6.71%, 10/19/29 (Call 10/19/28), (1-day SOFR + 2.270%)(a)(b)(c)	6,120	6,358,636
CaixaBank SA
5.67%, 03/15/30 (Call 03/15/29), (1-day SOFR +1.780%)(a)(b)(c)	6,025	6,000,287
6.21%, 01/18/29 (Call 01/18/28), (1-day SOFR + 2.700%)(b)(c)	7,537	7,657,935
6.68%, 09/13/27 (Call 09/13/26), (1-day SOFR + 2.080%)(b)(c)	2,110	2,148,274
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	8,618	8,114,324
1.25%, 06/22/26 (Call 05/22/26)	2,561	2,360,086
3.45%, 04/07/27 (Call 03/07/27)	5,122	4,888,016
3.95%, 08/04/25	5,075	4,986,826
5.00%, 04/28/28 (Call 03/28/28)	7,532	7,462,795
5.26%, 04/08/29 (Call 03/08/29)	5,435	5,418,221
5.62%, 07/17/26(a)	1,300	1,306,455
5.93%, 10/02/26	4,020	4,072,834

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.99%, 10/03/28 (Call 09/03/28)(a)	$4,945	$5,071,860
CIMB Bank Bhd, 2.13%, 07/20/27(a)(b)	4,400	4,004,733
Citibank NA
5.44%, 04/30/26 (Call 03/30/26)	14,785	14,815,362
5.49%, 12/04/26 (Call 11/04/26)	14,550	14,630,937
5.80%, 09/29/28 (Call 08/29/28)(a)	12,060	12,371,869
5.86%, 09/29/25 (Call 08/29/25)	825	830,519
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(c)	17,120	15,924,155
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(c)	18,026	16,639,352
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(c)	13,025	12,254,737
3.20%, 10/21/26 (Call 07/21/26)	20,157	19,166,649
3.40%, 05/01/26	14,060	13,550,319
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(c)	16,274	15,330,644
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(c)	17,905	17,010,823
3.70%, 01/12/26	15,438	15,024,645
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(c)	18,322	17,650,779
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(c)	8,618	8,105,638
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(a)(c)	12,625	12,061,519
4.13%, 07/25/28(a)	11,549	11,045,213
4.30%, 11/20/26(a)	6,996	6,825,569
4.40%, 06/10/25	17,901	17,671,635
4.45%, 09/29/27	26,381	25,678,309
4.60%, 03/09/26	11,107	10,925,957
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(c)	12,045	11,831,137
5.17%, 02/13/30 (Call 02/13/29),
(1-day SOFR + 1.364%)(c)	25,065	24,820,447
5.50%, 09/13/25	11,258	11,247,687
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(c)	19,986	19,978,232
6.63%, 01/15/28(a)	3,075	3,222,158
Citizens Bank NA, 4.58%, 08/09/28
(Call 08/09/27), (1-day SOFR + 2.000%)(a)(c)	4,258	4,093,754
Citizens Bank NA/Providence RI, 3.75%,
02/18/26 (Call 11/18/25)	2,376	2,289,385
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/27/26)	910	856,794
4.30%, 12/03/25 (Call 11/03/25)(a)	994	972,240
5.84%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 2.010%)(c)	7,595	7,546,676
Comerica Bank, 4.00%, 07/27/25(a)	758	737,891
Comerica Inc.
3.80%, 07/22/26(a)	970	927,047
4.00%, 02/01/29 (Call 11/03/28)(a)	735	674,109
5.98%, 01/30/30 (Call 01/30/29),
(1-day SOFR + 2.155%)(c)	708	697,893
Commonwealth Bank of Australia
1.13%, 06/15/26(a)(b)	5,760	5,306,401
2.55%, 03/14/27(a)(b)	5,042	4,718,530
2.63%, 09/06/26(a)(b)	4,832	4,568,765
2.85%, 05/18/26(b)	3,290	3,142,943
3.15%, 09/19/27(a)(b)	3,595	3,392,506
Security	Par (000)	Value

Banks (continued)
3.90%, 03/16/28(a)(b)	$1,170	$1,130,568
4.50%, 12/09/25(a)(b)	5,397	5,297,827
Commonwealth Bank of Australia/New York
5.32%, 03/13/26	5,457	5,471,777
5.50%, 09/12/25	3,572	3,581,226
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25),
(1-year CMT + 0.730%)(b)(c)	11,989	11,288,116
1.11%, 02/24/27 (Call 02/24/26),
(1-year CMT + 0.550%)(b)(c)	11,512	10,655,099
1.34%, 06/24/26 (Call 06/24/25),
(1-year CMT + 1.000%)(b)(c)	5,141	4,908,997
1.98%, 12/15/27 (Call 12/15/26),
(1-year CMT + 0.730%)(a)(b)(c)	6,582	6,024,275
3.65%, 04/06/28 (Call 04/06/27),
(1-year CMT + 1.220%)(a)(b)(c)	6,864	6,531,165
3.75%, 07/21/26	6,371	6,123,493
4.38%, 08/04/25	8,313	8,168,221
4.66%, 08/22/28 (Call 08/22/27),
(1-year CMT + 1.750%)(b)(c)	6,034	5,882,964
5.45%, 03/05/30 (Call 03/05/29),
(1-year CMT + 1.120%)(a)(b)(c)	5,410	5,392,807
5.56%, 02/28/29 (Call 02/28/28),
(1-year CMT + 1.400%)(b)(c)	6,895	6,907,905
Cooperatieve Rabobank UA/New York
4.80%, 01/09/29(a)	2,915	2,875,652
4.85%, 01/09/26	3,915	3,893,058
5.04%, 03/05/27	3,575	3,562,129
5.50%, 07/18/25(a)	3,802	3,806,893
5.50%, 10/05/26	3,650	3,673,180
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	911	878,331
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 0.891%)(a)(b)(c)	7,358	6,852,911
2.02%, 01/11/27(a)(b)	5,102	4,708,692
4.00%, 01/10/33 (Call 01/10/28),
(5-year USD Swap + 1.644%)(a)(b)(c)	7,368	6,857,632
5.13%, 03/11/27(b)	4,745	4,735,540
5.30%, 07/12/28(a)(b)	8,045	8,086,329
5.34%, 01/10/30 (Call 01/10/29),
(1-day SOFR + 1.690%)(a)(b)(c)	6,485	6,443,295
5.59%, 07/05/26(a)(b)	6,127	6,154,195
6.32%, 10/03/29 (Call 10/03/28),
(1-day SOFR + 1.860%)(b)(c)	10,710	11,040,201
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25),
(1-day SOFR + 1.676%)(b)(c)	6,192	5,951,049
4.13%, 01/10/27(b)	5,113	4,955,150
Credit Suisse AG/New York
1.25%, 08/07/26	8,242	7,526,488
5.00%, 07/09/27	8,602	8,504,311
7.50%, 02/15/28(a)	16,230	17,338,463
Danske Bank A/S
1.55%, 09/10/27 (Call 09/10/26),
(1-year CMT + 0.730%)(b)(c)	3,471	3,175,086
1.62%, 09/11/26 (Call 09/11/25),
(1-year CMT + 1.350%)(b)(c)	4,507	4,272,068
4.30%, 04/01/28 (Call 04/01/27),
(1-year CMT + 1.750%)(a)(b)(c)	6,718	6,483,688
4.38%, 06/12/28(b)	3,560	3,413,468

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.43%, 03/01/28 (Call 03/01/27),
(1-year CMT + 0.950%)(a)(b)(c)	$6,685	$6,676,678
5.71%, 03/01/30 (Call 03/01/29),
(1-year CMT + 1.400%)(b)(c)	8,040	8,048,687
6.26%, 09/22/26 (Call 09/22/25),
(1-year CMT + 1.180%)(a)(b)(c)	8,125	8,178,008
DBS Group Holdings Ltd.
1.19%, 03/15/27(b)	2,860	2,568,440
5.48%, 09/12/25(b)	50	50,132
Deutsche Bank AG, 4.10%, 01/13/26(a)	1,078	1,053,387
Deutsche Bank AG/New York
1.69%, 03/19/26(a)	10,432	9,780,158
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(c)	12,411	11,752,856
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(c)	11,084	10,186,208
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(c)	8,323	7,675,306
4.10%, 01/13/26(a)	605	589,794
4.88%, 12/01/32 (Call 12/01/27),
(5-year USD ICE Swap + 2.553%)(c)	6,160	5,772,471
5.37%, 09/09/27	1,735	1,738,818
5.41%, 05/10/29	5,450	5,440,278
5.71%, 02/08/28 (Call 02/08/27),
(1-day SOFR + 1.594%)(c)	6,200	6,187,764
6.12%, 07/14/26 (Call 07/14/25),
(1-day SOFR + 3.190%)(c)	7,800	7,809,234
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(c)	8,912	9,202,208
6.82%, 11/20/29 (Call 11/20/28),
(1-day SOFR + 2.510%)(c)	8,395	8,714,403
7.15%, 07/13/27 (Call 07/13/26),
(1-day SOFR + 2.520%)(c)	7,285	7,467,406
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	5,149	4,916,340
4.25%, 03/13/26	1,237	1,202,889
4.65%, 09/13/28 (Call 06/13/28)	6,315	6,044,541
DNB Bank ASA
1.13%, 09/16/26 (Call 09/16/25),
(1-year CMT + 0.850%)(a)(b)(c)	2,798	2,641,403
1.54%, 05/25/27 (Call 05/25/26),
(1-year CMT + 0.720%)(b)(c)	5,280	4,878,419
1.61%, 03/30/28 (Call 03/30/27),
(1-year CMT + 0.680%)(a)(b)(c)	3,675	3,300,446
5.90%, 10/09/26 (Call 10/09/25),
(1-day SOFR + 1.950%)(a)(b)(c)	3,135	3,145,008
Federation des Caisses Desjardins du Quebec
4.40%, 08/23/25(a)(b)	810	799,458
4.55%, 08/23/27(a)(b)	2,238	2,187,318
5.25%, 04/26/29(a)(b)	6,100	6,062,750
5.70%, 03/14/28(a)(b)	4,707	4,751,260
Fifth Third Bancorp
1.71%, 11/01/27 (Call 11/01/26),
(1-day SOFR + 0.685%)(c)	11,195	10,227,524
2.55%, 05/05/27 (Call 04/05/27)	3,705	3,436,831
3.95%, 03/14/28 (Call 02/14/28)(a)	2,415	2,293,347
4.06%, 04/25/28 (Call 04/25/27),
(1-day SOFR + 1.355%)(a)(c)	2,365	2,255,226
6.34%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 2.340%)(c)	8,312	8,521,228

	Par
Security	(000)	Value

Banks (continued)
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(c)	$6,793	$6,920,315
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	2,042	1,883,286
3.85%, 03/15/26 (Call 02/15/26)(a)	2,200	2,128,245
3.95%, 07/28/25 (Call 06/28/25)	1,052	1,031,661
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	2,163	2,212,119
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)(a)	870	861,100
Goldman Sachs Bank USA/New York
5.28%, 03/18/27 (Call 03/18/26),
(1-day SOFR +0.777%)(c)	15,070	15,008,541
5.41%, 05/21/27 (Call 05/21/26),
(1-day SOFR +0.750%)(c)	17,575	17,521,923
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(a)(c)	14,902	13,910,558
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(c)	15,694	14,597,166
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(a)(c)	16,964	15,506,176
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(c)	27,048	24,871,977
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(c)	19,229	17,871,090
3.50%, 11/16/26 (Call 11/16/25)	18,757	17,948,198
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(c)	18,144	17,303,447
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(c)	10,364	9,868,134
3.75%, 02/25/26 (Call 11/25/25)	13,957	13,589,011
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(c)	17,390	16,422,810
3.85%, 01/26/27 (Call 01/26/26)	14,483	13,983,632
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(c)	23,744	22,761,539
4.25%, 10/21/25	15,032	14,763,746
4.39%, 06/15/27 (Call 06/15/26),
(1-day SOFR + 1.510%)(a)(c)	2,393	2,341,675
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(c)	17,245	16,804,988
5.73%, 04/25/30 (Call 04/25/29),
(1-day SOFR +1.265%)(c)	23,270	23,577,260
5.80%, 08/10/26 (Call 08/10/25),
(1-day SOFR + 1.075%)(c)	16,035	16,045,864
5.95%, 01/15/27(a)	6,638	6,743,992
6.48%, 10/24/29 (Call 10/24/28),
(1-day SOFR + 1.770%)(c)	18,220	18,960,165
Hana Bank
1.25%, 12/16/26(b)	380	342,991
3.25%, 03/30/27(b)	2,895	2,739,863
3.50%, (Call 10/19/26),
(5-year CMT + 2.409%)(b)(c)(d)	1,175	1,096,275
5.75%, 10/24/28(b)	445	455,547
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27),
(1-day SOFR + 1.732%)(c)	13,805	12,349,424
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(c)	14,888	14,348,891
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(a)(c)	7,493	6,561,216

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(a)(c)	$10,923	$10,169,451
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(c)	14,575	14,014,840
4.25%, 08/18/25	8,135	7,975,139
4.29%, 09/12/26 (Call 09/12/25),
(3-mo. SOFR + 1.609%)(a)(c)	17,576	17,252,031
4.38%, 11/23/26	8,309	8,087,837
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(c)	23,380	22,568,325
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(c)	16,221	15,886,975
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(c)	15,894	15,746,540
5.55%, 03/04/30 (Call 03/04/29),
(1-day SOFR + 1.460%)(c)	10,120	10,121,180
5.60%, 05/17/28 (Call 05/17/27),
(1-day SOFR + 1.060%)(c)	7,670	7,691,697
5.89%, 08/14/27 (Call 08/14/26),
(1-day SOFR + 1.570%)(c)	13,385	13,475,333
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(c)	13,960	14,257,922
7.34%, 11/03/26 (Call 11/03/25),
(1-day SOFR + 3.030%)(a)(c)	12,662	12,957,976
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(c)	15,794	16,680,776
HSBC USA Inc., 5.29%, 03/04/27	3,890	3,899,136
Huntington Bancshares Inc./Ohio
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(c)	3,980	3,851,274
6.21%, 08/21/29 (Call 08/21/28),
(1-day SOFR + 2.020%)(a)(c)	8,317	8,477,799
Huntington National Bank (The), 4.55%,
05/17/28 (Call 05/17/27),
(1-day SOFR + 1.650%)(a)(c)	5,105	4,974,973
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	2,424	2,356,642
Industrial & Commercial Bank of China Ltd.,
4.88%, 09/21/25(a)(b)	15,860	15,694,263
Industrial & Commercial Bank of China
Ltd./New York, 3.54%, 11/08/27(a)	6,569	6,232,207
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25),
(1-year CMT + 1.100%)(b)(c)	13,027	12,439,235
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(c)	3,484	3,249,114
3.95%, 03/29/27(a)	7,729	7,455,237
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(c)	5,805	5,592,118
4.05%, 04/09/29(a)	6,728	6,390,128
4.55%, 10/02/28(a)	7,985	7,768,905
4.63%, 01/06/26(a)(b)	22,906	22,615,338
5.34%, 03/19/30 (Call 03/19/29),
(1-day SOFR + 1.440%)(a)(c)	9,680	9,602,833
6.08%, 09/11/27 (Call 09/11/26),
(1-day SOFR + 1.560%)(a)(c)	5,995	6,055,368
Intesa Sanpaolo SpA
3.88%, 07/14/27(a)(b)	1,703	1,607,304
3.88%, 01/12/28(a)(b)	2,110	1,972,823
7.00%, 11/21/25(a)(b)	950	963,767

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26),
(3-mo. SOFR + 0.695%)(c)	$12,698	$11,787,325
1.05%, 11/19/26 (Call 11/19/25),
(1-day SOFR + 0.800%)(a)(c)	17,193	16,096,661
1.05%, 06/23/27 (Call 12/23/25)	10	8,890
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(c)	18,723	17,133,610
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(c)	21,174	19,689,187
2.07%, 06/01/29 (Call 06/01/28),
(1-day SOFR + 1.015%)(c)	21,230	18,758,793
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(c)	11,921	10,886,596
2.95%, 10/01/26 (Call 07/01/26)	16,245	15,453,508
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(a)(c)	12,744	11,966,183
3.20%, 06/15/26 (Call 03/15/26)	14,063	13,534,865
3.30%, 04/01/26 (Call 01/01/26)	13,566	13,115,475
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 1.207%)(c)	16,240	15,284,102
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(c)	17,212	16,382,809
3.63%, 12/01/27 (Call 12/01/26)(a)	10,925	10,416,887
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(c)	5,400	5,019,974
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(c)	18,327	17,602,688
3.90%, 07/15/25 (Call 04/15/25)	16,870	16,585,545
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.507%)(c)	11,662	11,371,121
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(c)	15,395	14,683,448
4.13%, 12/15/26(a)	14,314	13,925,119
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(c)	12,655	12,127,259
4.25%, 10/01/27	13,095	12,765,546
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(c)	20,955	20,382,677
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.592%)(c)	14,349	13,878,404
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(c)	24,425	24,106,781
5.01%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 1.310%)(c)	15,235	15,033,155
5.04%, 01/23/28 (Call 01/23/27),
(1-day SOFR + 1.190%)(c)	10,770	10,678,417
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)(c)	23,967	23,939,903
5.57%, 04/22/28 (Call 04/22/27),
(1-day SOFR +0.930%)(c)	16,230	16,331,599
5.58%, 04/22/30 (Call 04/22/29),
(1-day SOFR +1.160%)(c)	15,660	15,830,449
6.07%, 10/22/27 (Call 10/22/26),
(1-day SOFR + 1.330%)(c)	14,560	14,799,465
6.09%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.570%)(c)	13,707	14,105,393
7.63%, 10/15/26(a)	5,147	5,424,781
7.75%, 07/15/25(a)	1,557	1,597,250
8.00%, 04/29/27	6,269	6,743,342

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase Bank NA, 5.11%, 12/08/26
(Call 11/08/26)(a)	$17,180	$17,145,424
KBC Group NV, 5.80%, 01/19/29
(Call 01/19/28),
(1-year CMT + 2.100%)(a)(b)(c)	5,620	5,650,796
KeyBank NA, 4.70%, 01/26/26 (Call 12/26/25)	2,465	2,410,556
KeyBank NA/Cleveland OH
3.30%, 06/01/25	3,618	3,522,225
3.40%, 05/20/26(a)	2,853	2,700,636
3.90%, 04/13/29 (Call 03/13/29)	890	797,847
4.15%, 08/08/25(a)	4,999	4,891,050
5.85%, 11/15/27 (Call 10/16/27)(a)	6,413	6,367,209
6.95%, 02/01/28(a)	815	833,355
KeyCorp
2.25%, 04/06/27(a)	4,381	3,964,620
4.10%, 04/30/28(a)	4,880	4,586,747
4.15%, 10/29/25(a)	2,354	2,298,007
Kookmin Bank, 4.63%, 04/21/28(a)(b)	3,098	3,040,749
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(a)(c)	6,289	5,823,620
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(c)	10,927	10,241,139
3.75%, 01/11/27	7,562	7,270,585
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(a)(c)	7,165	6,846,988
4.38%, 03/22/28(a)	9,420	9,097,843
4.55%, 08/16/28	7,625	7,380,935
4.58%, 12/10/25	7,830	7,684,398
4.65%, 03/24/26	10,420	10,216,852
4.72%, 08/11/26 (Call 08/11/25),
(1-year CMT + 1.750%)(c)	7,387	7,296,806
5.46%, 01/05/28 (Call 01/05/27),
(1-year CMT + 1.375%)(c)	10,177	10,149,883
5.72%, 06/05/30 (Call 06/05/29),
(1-year CMT + 1.070%)(c)	6,000	6,034,445
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(a)(c)	7,770	7,855,763
5.99%, 08/07/27 (Call 08/07/26),
(1-year CMT + 1.480%)(c)	8,340	8,380,968
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27),
(1-day SOFR + 1.780%)(a)(c)	4,500	4,300,771
7.41%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.800%)(c)	2,990	3,143,327
Macquarie Bank Ltd.
3.90%, 01/15/26(a)(b)	3,569	3,486,812
4.00%, 07/29/25(a)(b)	2,331	2,293,933
4.88%, 06/10/25(b)	3,724	3,687,258
5.21%, 06/15/26(a)(b)	2,900	2,894,144
5.39%, 12/07/26(a)(b)	3,987	3,992,291
Macquarie Group Ltd.
1.34%, 01/12/27 (Call 01/12/26),
(1-day SOFR + 1.069%)(a)(b)(c)	7,153	6,670,448
1.63%, 09/23/27 (Call 09/23/26),
(1-day SOFR + 0.910%)(a)(b)(c)	4,730	4,317,039
1.94%, 04/14/28 (Call 04/14/27),
(1-day SOFR + 0.995%)(a)(b)(c)	2,213	1,995,510
3.76%, 11/28/28 (Call 11/28/27),
(3-mo. LIBOR US + 1.372%)(b)(c)	4,950	4,650,030
Security	Par (000)	Value

Banks (continued)
4.10%, 06/21/28 (Call 06/21/27),
(1-day SOFR + 2.125%)(b)(c)	$3,185	$3,058,298
4.65%, 03/27/29 (Call 03/27/28),
(3-mo. LIBOR US + 1.727%)(a)(b)(c)	1,275	1,242,714
5.03%, 01/15/30 (Call 01/15/29),
(3-mo. LIBOR US + 1.750%)(a)(b)(c)	5,331	5,229,690
5.11%, 08/09/26 (Call 08/09/25),
(1-day SOFR + 2.208%)(a)(b)(c)	3,937	3,914,328
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	1,965	1,820,137
4.65%, 01/27/26 (Call 12/27/25)	5,075	4,964,715
4.70%, 01/27/28 (Call 12/27/27)	7,793	7,482,092
5.40%, 11/21/25 (Call 10/21/25)	962	957,142
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	10,453	9,986,200
1.54%, 07/20/27 (Call 07/20/26),
(1-year CMT + 0.750%)(c)	13,803	12,723,576
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(c)	8,455	7,743,828
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(c)	8,685	8,039,881
2.76%, 09/13/26	6,256	5,908,887
3.29%, 07/25/27	6,385	6,036,785
3.68%, 02/22/27	2,732	2,630,775
3.74%, 03/07/29	10,170	9,559,578
3.85%, 03/01/26	14,389	14,021,097
3.96%, 03/02/28(a)	2,795	2,682,776
4.05%, 09/11/28(a)	795	764,289
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(c)	5,620	5,426,370
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(c)	8,515	8,450,701
5.24%, 04/19/29 (Call 04/19/28),
(1-year CMT + 1.700%)(a)(c)	6,287	6,272,808
5.26%, 04/17/30 (Call 04/17/29),
(1-year CMT + 0.820%)(a)(c)	5,610	5,588,014
5.35%, 09/13/28 (Call 09/13/27),
(1-year CMT + 1.900%)(c)	10,060	10,056,602
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(a)(c)	8,265	8,295,084
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(c)	7,014	6,459,735
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(c)	5,040	4,646,175
2.84%, 09/13/26(a)	4,184	3,955,933
3.17%, 09/11/27	6,315	5,912,202
3.48%, 04/12/26(a)(b)	9,525	9,187,660
3.66%, 02/28/27(a)	1,710	1,638,010
4.02%, 03/05/28(a)	7,320	7,013,395
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(a)(c)	5,685	5,433,825
4.35%, 10/20/25(a)(b)	3,027	2,966,031
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(a)(c)	6,155	6,154,875
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(c)	5,975	6,032,142
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(c)	19,595	19,834,505

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(c)	$15,248	$14,210,794
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(c)	20,515	18,884,804
1.59%, 05/04/27 (Call 05/04/26),
(1-day SOFR + 0.879%)(c)	22,192	20,584,489
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(c)	16,143	14,997,928
3.13%, 07/27/26	22,215	21,222,128
3.59%, 07/22/28 (Call 07/22/27)(c)	21,206	20,117,742
3.63%, 01/20/27(a)	14,890	14,324,859
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(c)	18,105	17,159,710
3.88%, 01/27/26	19,422	18,944,542
3.95%, 04/23/27	14,900	14,376,765
4.00%, 07/23/25(a)	19,415	19,100,093
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(c)	17,607	17,065,061
4.35%, 09/08/26	17,201	16,826,954
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(c)	6,630	6,386,271
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(a)(c)	9,150	9,047,960
5.00%, 11/24/25	13,308	13,203,346
5.05%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 1.295%)(c)	8,078	8,021,104
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(c)	18,065	17,945,777
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(c)	23,114	22,958,306
5.17%, 01/16/30 (Call 01/16/29),
(1-day SOFR + 1.450%)(c)	22,173	22,014,387
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(c)	8,920	8,951,218
5.65%, 04/13/28 (Call 04/13/27),
(1-day SOFR +1.010%)(c)	13,630	13,722,525
5.66%, 04/18/30 (Call 04/18/29),
(1-day SOFR +1.260%)(c)	17,340	17,566,964
6.14%, 10/16/26 (Call 10/16/25),
(1-day SOFR + 1.770%)(c)	8,639	8,699,300
6.25%, 08/09/26(a)	7,141	7,276,847
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(c)	11,533	11,862,749
6.41%, 11/01/29 (Call 11/01/28),
(1-day SOFR + 1.830%)(c)	9,045	9,413,400
Morgan Stanley Bank N.A., 5.50%, 05/26/28
(Call 05/26/27), (1-day SOFR +0.865%)(a)(c)	10,000	10,044,593
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	10,381	10,273,704
4.95%, 01/14/28 (Call 01/14/27),
(1-day SOFR + 1.080%)(c)	12,147	12,029,044
5.48%, 07/16/25 (Call 06/16/25)	1,920	1,921,751
5.88%, 10/30/26 (Call 09/30/26)	13,420	13,584,058
National Australia Bank Ltd.
1.89%, 01/12/27(a)(b)	8,235	7,606,449
3.50%, 01/10/27(a)(b)	4,515	4,344,126
National Australia Bank Ltd./New York
2.50%, 07/12/26	7,914	7,494,102
3.38%, 01/14/26	5,479	5,324,996
3.50%, 06/09/25(a)	1,669	1,637,173
Security	Par (000)	Value

Banks (continued)
3.91%, 06/09/27	$7,306	$7,074,521
4.75%, 12/10/25	5,620	5,580,550
4.79%, 01/10/29	6,667	6,595,635
4.90%, 06/13/28	6,135	6,109,123
4.94%, 01/12/28(a)	7,325	7,300,477
4.97%, 01/12/26	6,866	6,835,093
National Bank of Canada, 5.60%, 12/18/28	5,050	5,096,019
National Securities Clearing Corp.
0.75%, 12/07/25 (Call 11/07/25)(a)(b)	4,774	4,467,783
5.00%, 05/30/28 (Call 04/30/28)(b)	5,320	5,302,597
5.10%, 11/21/27 (Call 10/21/27)(b)	3,814	3,808,910
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(a)(c)	8,597	7,938,454
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(a)(c)	6,153	5,744,296
4.80%, 04/05/26(a)	8,412	8,305,999
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(c)	11,505	11,214,231
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(c)	11,320	11,090,317
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(c)	5,915	5,900,804
5.58%, 03/01/28 (Call 03/01/27),
(1-year CMT + 1.100%)(a)(c)	4,140	4,139,029
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(a)(c)	8,510	8,595,215
5.85%, 03/02/27 (Call 03/02/26),
(1-year CMT + 1.350%)(a)(c)	5,585	5,600,056
7.47%, 11/10/26 (Call 11/10/25),
(1-year CMT + 2.850%)(c)	7,955	8,147,081
NatWest Markets PLC
1.60%, 09/29/26(b)	4,927	4,510,792
5.41%, 05/17/29(b)	5,800	5,782,568
5.42%, 05/17/27(b)	4,200	4,195,574
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.050%)(b)(c)	835	760,565
NBK Tier 1 Financing 2 Ltd., 4.50%,
(Call 08/27/25),
(6-year CMT + 2.832%)(b)(c)(d)	1,278	1,233,270
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26),
(6-year CMT + 2.875%)(b)(c)(d)	2,025	1,868,387
NongHyup Bank
1.25%, 07/20/25(b)	5,750	5,478,715
1.25%, 07/28/26(b)	925	846,264
4.00%, 01/06/26(b)	150	146,584
4.25%, 07/06/27(a)(b)	3,000	2,903,574
4.88%, 07/03/28(b)	4,200	4,152,851
Nordea Bank Abp
0.75%, 08/28/25(a)(b)	4,313	4,073,745
1.50%, 09/30/26(b)	4,234	3,875,847
3.60%, 06/06/25(b)	2,237	2,195,901
4.63%, 09/13/33 (Call 09/13/28),
(5-year USD Swap + 1.690%)(b)(c)	220	207,548
4.75%, 09/22/25(b)	4,460	4,422,961
5.00%, 03/19/27(b)	3,300	3,284,141
5.38%, 09/22/27(a)(b)	5,478	5,484,774
Norinchukin Bank (The)
1.28%, 09/22/26(a)(b)	7,100	6,429,636
4.87%, 09/14/27(b)	4,835	4,740,113
5.43%, 03/09/28(a)(b)	4,605	4,588,392

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)(a)	$2,890	$2,657,906
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(a)(c)	1,995	1,873,567
3.65%, 08/03/28 (Call 05/03/28)(a)	2,110	2,013,071
3.95%, 10/30/25(a)	1,220	1,195,960
4.00%, 05/10/27 (Call 04/10/27)	6,357	6,185,064
Oversea-Chinese Banking Corp. Ltd., 1.83%,
09/10/30 (Call 09/10/25),
(5-year CMT + 1.580%)(b)(c)	5,002	4,764,072
PNC Bank NA
3.10%, 10/25/27 (Call 09/25/27)	5,455	5,088,081
3.25%, 06/01/25 (Call 05/02/25)	932	911,437
3.25%, 01/22/28 (Call 12/23/27)(a)	4,825	4,504,176
4.05%, 07/26/28	7,685	7,285,615
4.20%, 11/01/25 (Call 10/02/25)	1,368	1,339,332
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	2,697	2,465,809
2.60%, 07/23/26 (Call 05/23/26)	5,027	4,756,318
3.15%, 05/19/27 (Call 04/19/27)(a)	2,853	2,703,091
3.45%, 04/23/29 (Call 01/23/29)	10,145	9,366,237
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(c)	19,300	19,057,687
5.30%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.342%)(c)	4,835	4,821,113
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.620%)(c)	6,465	6,455,648
5.49%, 05/14/30 (Call 05/14/29),
(1-day SOFR + 1.198%)(c)	15,231	15,248,054
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(a)(c)	15,439	15,541,120
5.81%, 06/12/26 (Call 06/12/25),
(1-day SOFR + 1.322%)(c)	3,887	3,892,728
6.62%, 10/20/27 (Call 10/20/26),
(1-day SOFR + 1.730%)(c)	6,235	6,385,376
Regions Financial Corp., 1.80%, 08/12/28
(Call 06/12/28)	2,420	2,084,124
Rheinland-Pfalz Bank, 6.88%, 02/23/28(b)(e)	15	15,731
Royal Bank of Canada
0.88%, 01/20/26(a)	8,240	7,693,554
1.15%, 06/10/25	8,411	8,056,287
1.15%, 07/14/26	14,745	13,531,453
1.20%, 04/27/26	11,075	10,255,953
1.40%, 11/02/26	5,931	5,427,734
2.05%, 01/21/27(a)	3,380	3,132,635
3.63%, 05/04/27	7,465	7,166,192
4.24%, 08/03/27	6,853	6,673,158
4.65%, 01/27/26(a)	10,992	10,848,068
4.88%, 01/12/26(a)	7,186	7,136,131
4.88%, 01/19/27(a)	8,155	8,095,760
4.90%, 01/12/28	4,720	4,676,286
4.95%, 02/01/29(a)	6,582	6,524,914
5.20%, 07/20/26	6,610	6,599,359
5.20%, 08/01/28(a)	6,375	6,403,284
6.00%, 11/01/27(a)	8,156	8,356,373
7.50%, 05/02/84 (Call 05/02/29),
(5-year CMT + 2.887%)(c)	3,000	3,052,578
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(c)	5,832	5,346,938
3.24%, 10/05/26 (Call 08/05/26)	5,384	5,072,537
Security	Par (000)	Value

Banks (continued)
3.45%, 06/02/25 (Call 05/02/25)	$4,579	$4,470,105
4.40%, 07/13/27 (Call 04/14/27)	6,129	5,915,785
4.50%, 07/17/25 (Call 04/17/25)(a)	5,378	5,289,545
5.81%, 09/09/26 (Call 09/09/25),
(1-day SOFR + 2.328%)(a)(c)	1,330	1,323,146
6.12%, 05/31/27 (Call 05/31/26),
(1-day SOFR +1.232%)(a)(c)	1,740	1,746,218
6.17%, 01/09/30 (Call 01/09/29),
(1-day SOFR + 2.500%)(c)	6,615	6,659,218
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(c)	5,803	5,916,399
6.57%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.700%)(a)(c)	3,589	3,671,057
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25),
(1-year CMT + 1.250%)(a)(c)	4,644	4,409,030
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(c)	6,012	5,542,051
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(c)	4,470	4,111,427
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(a)(c)	5,997	5,641,781
4.75%, 09/15/25(a)(b)	575	564,783
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(a)(c)	7,528	7,726,751
6.83%, 11/21/26 (Call 11/21/25),
(1-day SOFR + 2.749%)(a)(c)	9,720	9,860,741
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(b)	1,405	1,280,934
3.75%, 09/20/27(a)(b)	205	192,889
3.88%, 03/24/26(b)	100	96,752
4.00%, 04/23/29(b)	885	820,517
4.50%, 04/12/28(b)	3,515	3,434,324
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	653	610,903
2.88%, (Call 05/12/26),
(5-year CMT + 2.064%)(b)(c)(d)	2,075	1,927,177
5.00%, 07/24/28(b)	2,285	2,252,250
Skandinaviska Enskilda Banken AB
0.85%, 09/02/25(b)	808	762,876
1.20%, 09/09/26(a)(b)	1,450	1,318,478
1.40%, 11/19/25(a)(b)	980	924,814
3.70%, 06/09/25(b)	900	884,324
5.13%, 03/05/27(a)(b)	3,815	3,807,658
5.38%, 03/05/29(a)(b)	5,210	5,186,461
Societe Generale SA
1.38%, 07/08/25(a)(b)	2,121	2,029,712
1.49%, 12/14/26 (Call 12/14/25),
(1-year CMT + 1.100%)(b)(c)	12,471	11,654,283
1.79%, 06/09/27 (Call 06/09/26),
(1-year CMT + 1.000%)(a)(b)(c)	7,259	6,687,188
2.80%, 01/19/28 (Call 01/19/27),
(1-year CMT + 1.300%)(a)(b)(c)	7,690	7,106,072
4.00%, 01/12/27(a)(b)	3,899	3,742,166
4.25%, 08/19/26(a)(b)	6,311	6,062,360
4.68%, 06/15/27(a)(b)	4,540	4,479,446
4.75%, 11/24/25(a)(b)	5,849	5,740,687
4.75%, 09/14/28(a)(b)	940	911,362
5.52%, 01/19/28 (Call 01/19/27),
(1-year CMT + 1.500%)(a)(b)(c)	7,132	7,072,377

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.63%, 01/19/30 (Call 01/19/29),
(1-year CMT + 1.750%)(a)(b)(c)	$6,590	$6,536,148
6.45%, 01/12/27 (Call 01/12/26),
(1-year CMT + 2.300%)(a)(b)(c)	7,905	7,967,107
6.45%, 01/10/29 (Call 01/10/28),
(1-year CMT + 2.550%)(b)(c)	7,355	7,510,157
Standard Chartered PLC
1.46%, 01/14/27 (Call 01/14/26),
(1-year CMT + 1.000%)(b)(c)	10,953	10,202,914
2.61%, 01/12/28 (Call 01/12/27),
(1-year CMT + 1.180%)(b)(c)	9,219	8,531,555
4.05%, 04/12/26(a)(b)	8,130	7,915,256
4.30%, 02/19/27(a)(b)	8,415	8,134,329
4.31%, 05/21/30 (Call 05/21/29),
(3-mo. LIBOR US + 1.910%)(a)(b)(c)	400	375,628
4.87%, 03/15/33 (Call 03/15/28),
(5-year USD ICE Swap + 1.970%)(a)(b)(c)	735	699,238
5.69%, 05/14/28 (Call 05/14/27),
(1-year CMT + 1.050%)(b)(c)	6,800	6,803,970
6.17%, 01/09/27 (Call 01/09/26),
(1-year CMT + 2.050%)(b)(c)	5,524	5,554,302
6.19%, 07/06/27 (Call 07/06/26),
(1-year CMT + 1.850%)(b)(c)	6,872	6,930,907
6.30%, 01/09/29 (Call 01/09/28),
(1-year CMT + 2.450%)(b)(c)	9,070	9,260,644
6.75%, 02/08/28 (Call 02/08/27),
(1-year CMT + 1.850%)(a)(b)(c)	1,590	1,632,012
7.02%, 02/08/30 (Call 02/08/29),
(1-year CMT + 2.200%)(a)(b)(c)	4,810	5,061,980
7.77%, 11/16/28 (Call 11/16/27),
(1-year CMT + 3.450%)(b)(c)	5,590	5,949,925
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1-day SOFR + 0.560%)(a)(c)	2,895	2,660,492
2.20%, 02/07/28 (Call 02/07/27),
(1-day SOFR + 0.730%)(c)	4,120	3,817,734
2.65%, 05/19/26(a)	4,217	4,019,026
3.55%, 08/18/25	6,632	6,504,487
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. SOFR + 1.292%)(a)(c)	4,301	4,129,641
4.99%, 03/18/27 (Call 02/18/27)(a)	6,990	6,976,755
5.27%, 08/03/26 (Call 07/03/26)(a)	7,595	7,594,405
5.68%, 11/21/29 (Call 11/21/28),
(1-day SOFR + 1.484%)(c)	7,257	7,409,207
5.75%, 11/04/26 (Call 11/04/25),
(1-day SOFR + 1.353%)(c)	2,621	2,630,350
5.82%, 11/04/28 (Call 11/04/27),
(1-day SOFR + 1.715%)(c)	2,408	2,456,464
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	6,135	5,715,031
1.40%, 09/17/26	10,679	9,777,141
1.47%, 07/08/25	13,877	13,278,912
1.90%, 09/17/28	9,490	8,268,134
2.17%, 01/14/27	1,655	1,531,211
2.47%, 01/14/29	2,970	2,628,071
2.63%, 07/14/26(a)	13,052	12,353,465
3.01%, 10/19/26(a)	8,692	8,243,576
3.35%, 10/18/27	4,460	4,198,599
3.36%, 07/12/27	10,546	9,988,867
3.45%, 01/11/27(a)	6,997	6,693,713
3.54%, 01/17/28(a)	4,393	4,151,055
Security	Par (000)	Value

Banks (continued)
3.78%, 03/09/26	$9,087	$8,839,771
3.94%, 07/19/28(a)	4,589	4,384,315
4.31%, 10/16/28(a)	3,170	3,081,027
5.46%, 01/13/26	10,892	10,891,837
5.52%, 01/13/28(a)	11,304	11,419,051
5.72%, 09/14/28	11,092	11,276,136
5.80%, 07/13/28(a)	6,985	7,121,103
5.88%, 07/13/26(a)	4,130	4,169,219
Sumitomo Mitsui Trust Bank Ltd.
1.05%, 09/12/25(b)	952	899,510
1.35%, 09/16/26(a)(b)	1,738	1,588,664
1.55%, 03/25/26(b)	7,567	7,074,120
2.80%, 03/10/27(a)(b)	7,765	7,273,101
4.80%, 09/15/25(a)(b)	978	968,436
4.95%, 09/15/27(a)(b)	835	826,437
5.20%, 03/07/27(a)(b)	3,775	3,762,143
5.20%, 03/07/29(a)(b)	4,490	4,494,886
5.50%, 03/09/28(a)(b)	3,190	3,223,509
5.55%, 09/14/28(a)(b)	3,315	3,355,149
5.65%, 03/09/26(b)	1,522	1,527,832
5.65%, 09/14/26(b)	910	914,294
Svenska Handelsbanken AB
1.42%, 06/11/27 (Call 06/11/26),
(1-year CMT + 0.630%)(a)(b)(c)	5,614	5,157,107
3.65%, 06/10/25(a)(b)	824	809,253
3.95%, 06/10/27(a)(b)	3,965	3,836,751
5.13%, 05/28/27(a)(b)	2,750	2,746,432
5.25%, 06/15/26(a)(b)	885	885,129
5.50%, 06/15/28(a)(b)	7,457	7,479,132
Swedbank AB
1.54%, 11/16/26(a)(b)	11,423	10,426,697
5.34%, 09/20/27(a)(b)	4,445	4,431,218
5.41%, 03/14/29(a)(b)	4,730	4,703,314
5.47%, 06/15/26(b)	3,180	3,186,144
6.14%, 09/12/26(a)(b)	2,315	2,338,651
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	3,855	3,817,839
5.63%, 08/23/27 (Call 07/23/27)(a)	4,593	4,529,162
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	2,794	2,696,293
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)(a)	820	811,268
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	7,140	6,734,631
0.75%, 01/06/26(a)	9,069	8,439,295
1.15%, 06/12/25	6,436	6,160,446
1.20%, 06/03/26	10,512	9,686,115
1.25%, 09/10/26(a)	10,734	9,805,893
1.95%, 01/12/27(a)	5,892	5,446,835
2.80%, 03/10/27	7,879	7,383,709
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(c)	10,251	9,771,543
3.77%, 06/06/25	10,411	10,231,476
4.11%, 06/08/27(a)	11,040	10,697,004
4.69%, 09/15/27	10,668	10,481,749
4.98%, 04/05/27(a)	6,610	6,559,175
4.99%, 04/05/29	5,250	5,178,859
5.10%, 01/09/26	4,920	4,902,281
5.16%, 01/10/28	9,180	9,155,941
5.26%, 12/11/26	5,275	5,270,327
5.52%, 07/17/28(a)	8,282	8,355,442
5.53%, 07/17/26	13,155	13,190,864

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
8.13%, 10/31/82 (Call 10/31/27),
(5-year CMT + 4.075%)(c)	$9,270	$9,607,780
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)	4,126	3,951,370
3.63%, 09/16/25 (Call 08/16/25)	7,703	7,500,105
3.80%, 10/30/26 (Call 09/30/26)	4,958	4,762,373
4.05%, 11/03/25 (Call 09/03/25)(a)	2,918	2,862,930
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	4,310	3,789,944
1.20%, 08/05/25 (Call 07/03/25)	4,289	4,074,552
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(a)(c)	7,588	7,038,247
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(a)(c)	6,781	5,899,366
3.70%, 06/05/25 (Call 05/05/25)	5,517	5,409,960
3.88%, 03/19/29 (Call 02/16/29)(a)	1,505	1,397,365
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(a)(c)	5,085	4,885,555
4.26%, 07/28/26 (Call 07/28/25),
(1-day SOFR + 1.456%)(c)	9,793	9,630,793
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(c)	8,820	8,631,259
5.44%, 01/24/30 (Call 01/24/29),
(1-day SOFR + 1.620%)(c)	9,025	8,973,831
5.90%, 10/28/26 (Call 10/28/25),
(1-day SOFR + 1.626%)(a)(c)	4,920	4,931,939
6.05%, 06/08/27 (Call 06/08/26),
(1-day SOFR + 2.050%)(a)(c)	8,842	8,907,408
7.16%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.446%)(c)	13,257	14,041,218
U.S. Bancorp
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(c)	7,510	6,913,854
3.10%, 04/27/26 (Call 03/27/26)(a)	5,700	5,463,983
3.90%, 04/26/28 (Call 03/24/28)(a)	5,761	5,506,864
3.95%, 11/17/25 (Call 10/17/25)	4,110	4,024,326
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.6600%)(c)	11,485	11,177,615
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(a)(c)	10,657	10,388,679
5.38%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 1.560%)(a)(c)	9,930	9,905,322
5.73%, 10/21/26 (Call 10/21/25),
(1-day SOFR + 1.430%)(c)	8,520	8,533,780
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(c)	13,613	13,763,883
6.79%, 10/26/27 (Call 10/26/26),
(1-day SOFR + 1.880%)(c)	2,955	3,041,445
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	8,006	7,549,170
Series X, 3.15%, 04/27/27 (Call 03/27/27)	7,792	7,396,323
UBS AG/London
1.25%, 06/01/26	4,704	4,337,361
5.65%, 09/11/28	12,750	12,978,922
5.80%, 09/11/25	6,240	6,264,268
UBS AG/Stamford CT, 7.50%, 07/15/25	805	818,777
UBS Group AG
1.31%, 02/02/27 (Call 02/02/26),
(1-day SOFR + 0.980%)(b)(c)	13,534	12,552,161
1.36%, 01/30/27 (Call 01/30/26),
(1-year CMT + 1.080%)(b)(c)	9,229	8,582,525
Security	Par (000)	Value

Banks (continued)
1.49%, 08/10/27 (Call 08/10/26),
(1-year CMT + 0.850%)(a)(b)(c)	$11,425	$10,441,108
2.19%, 06/05/26 (Call 06/05/25),
(1-day SOFR + 2.044%)(a)(b)(c)	9,692	9,345,679
3.87%, 01/12/29 (Call 01/12/28),
(3-mo. LIBOR US + 1.410%)(b)(c)	12,780	12,063,729
4.13%, 09/24/25(b)	17,565	17,199,534
4.13%, 04/15/26(a)(b)	13,766	13,405,469
4.25%, 03/23/28 (Call 03/23/27)(b)	13,350	12,774,159
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	14,840	14,211,780
4.55%, 04/17/26	13,421	13,195,415
4.70%, 08/05/27 (Call 08/05/26),
(1-year CMT + 2.050%)(b)(c)	9,915	9,722,452
4.75%, 05/12/28 (Call 05/12/27),
(1-year CMT + 1.750%)(b)(c)	6,655	6,508,283
5.43%, 02/08/30 (Call 02/08/29),
(1-year CMT + 1.520%)(b)(c)	10,105	10,060,393
5.71%, 01/12/27 (Call 01/12/26),
(1-year CMT + 1.550%)(a)(b)(c)	11,950	11,943,826
6.25%, 09/22/29 (Call 09/22/28),
(1-year CMT + 1.800%)(b)(c)	6,810	7,002,213
6.33%, 12/22/27 (Call 12/22/26),
(1-year CMT + 1.600%)(b)(c)	7,010	7,121,149
6.37%, 07/15/26 (Call 07/15/25),
(1-day SOFR + 3.340%)(b)(c)	10,725	10,777,433
6.44%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 3.700%)(a)(b)(c)	11,591	11,878,651
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26),
(1-year CMT + 1.200%)(a)(b)(c)	7,536	6,999,880
2.57%, 09/22/26 (Call 09/22/25),
(1-year CMT + 2.300%)(a)(b)(c)	1,485	1,423,511
United Overseas Bank Ltd.
1.25%, 04/14/26(a)(b)	585	543,923
2.00%, 10/14/31 (Call 10/14/26),
(5-year CMT + 1.230%)(a)(b)(c)	2,870	2,641,233
3.86%, 10/07/32 (Call 10/07/27),
(5-year CMT + 1.450%)(b)(c)	5,640	5,356,048
Wachovia Corp.
6.61%, 10/01/25	835	844,093
7.57%, 08/01/26(a)(e)	3,103	3,224,956
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)(a)	1,655	1,521,807
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(c)	22,522	20,660,674
3.00%, 04/22/26	22,847	21,869,975
3.00%, 10/23/26(a)	21,091	20,003,203
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(c)	16,617	15,892,337
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(c)	24,963	23,735,059
3.55%, 09/29/25	17,589	17,150,000
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(a)(c)	20,417	19,408,664
4.10%, 06/03/26	16,364	15,960,079
4.15%, 01/24/29 (Call 10/24/28)	6,415	6,147,403
4.30%, 07/22/27	18,572	18,053,044
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(c)	12,140	11,995,251

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(c)	$20,693	$20,324,677
5.20%, 01/23/30 (Call 01/22/29),
(1-day SOFR + 1.500%)(c)	17,970	17,816,549
5.57%, 07/25/29 (Call 07/25/28),
(1-day SOFR + 1.740%)(c)	27,212	27,365,828
5.71%, 04/22/28 (Call 04/22/27),
(1-day SOFR +1.070%)(c)	16,860	16,975,404
6.30%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.790%)(c)	17,770	18,388,484
Wells Fargo Bank NA
4.81%, 01/15/26 (Call 12/14/25)	8,830	8,764,560
5.25%, 12/11/26 (Call 11/10/26)	15,655	15,662,727
5.45%, 08/07/26 (Call 07/07/26)	15,165	15,218,721
5.55%, 08/01/25 (Call 07/01/25)	17,767	17,801,888
Westpac Banking Corp.
1.15%, 06/03/26	8,279	7,651,627
1.95%, 11/20/28	7,395	6,493,448
2.70%, 08/19/26(a)	5,799	5,506,365
2.85%, 05/13/26	8,909	8,522,635
3.35%, 03/08/27(a)	5,825	5,573,797
3.40%,01/25/28	4,800	4,545,022
3.74%, 08/26/25(a)	3,704	3,630,740
4.04%, 08/26/27	6,205	6,036,565
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(a)(c)	9,234	8,904,571
5.05%, 04/16/29	6,225	6,211,818
5.20%, 04/16/26	6,225	6,220,253
5.46%, 11/18/27(a)	8,215	8,320,676
5.51%, 11/17/25	5,712	5,733,608
5.54%, 11/17/28	10,492	10,693,036
Westpac New Zealand Ltd.
4.90%, 02/15/28(a)(b)	4,283	4,228,915
5.13%, 02/26/27(a)(b)	4,920	4,901,832
5.20%, 02/28/29(a)(b)	5,505	5,470,670
Woori Bank
0.75%, 02/01/26(b)	900	832,687
4.88%, 01/26/28(b)	2,250	2,229,530
5.13%, 08/06/28(b)	80	78,137
		6,499,965,580
Beverages — 1.2%
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)(a)	17,929	17,401,821
4.75%, 01/23/29 (Call 10/23/28)	27,307	27,114,442
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(a)(b)	705	664,397
4.70%, 05/15/28 (Call 02/15/28)(b)	600	581,072
Bacardi Ltd./Bacardi-Martini BV, 5.25%,
01/15/29 (Call 12/15/28)(b)	70	68,623
Coca-Cola Co. (The)
1.00%, 03/15/28	8,215	7,157,520
1.45%, 06/01/27(a)	9,393	8,525,663
1.50%, 03/05/28(a)	4,485	3,989,563
2.90%, 05/25/27	3,176	3,010,094
3.38%, 03/25/27	6,200	5,974,587
Coca-Cola Consolidated Inc.
3.80%, 11/25/25 (Call 08/25/25)	2,757	2,692,765
5.25%, 06/01/29 (Call 05/01/29)	2,975	2,981,756
Coca-Cola Europacific Partners PLC, 1.50%,
01/15/27 (Call 12/15/26)(b)	2,503	2,281,540
Security	Par (000)	Value

Beverages (continued)
Coca-Cola Icecek A/S, 4.50%, 01/20/29 (Call 10/20/28)(b)	$50	$46,070
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	3,024	2,876,975
3.60%, 02/15/28 (Call 11/15/27)	4,601	4,341,757
3.70%, 12/06/26 (Call 09/06/26)(a)	3,694	3,553,281
4.35%, 05/09/27 (Call 04/09/27)	3,774	3,682,987
4.40%, 11/15/25 (Call 09/15/25)(a)	3,339	3,288,383
4.65%, 11/15/28 (Call 08/15/28)	3,580	3,502,270
4.75%, 12/01/25(a)	2,354	2,327,104
4.80%, 01/15/29 (Call 12/15/28)	2,900	2,848,557
5.00%, 02/02/26 (Call 06/11/24)(a)	3,290	3,285,767
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,023	4,768,689
3.88%, 05/18/28 (Call 02/18/28)(a)	2,525	2,424,789
5.20%, 10/24/25(a)	3,015	3,009,736
5.30%, 10/24/27 (Call 09/24/27)(a)	5,260	5,299,347
5.38%, 10/05/26 (Call 09/05/26)(a)	5,105	5,132,553
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(a)(b)	7,260	6,878,260
JDE Peet’s NV, 1.38%, 01/15/27 (Call 12/15/26)(a)(b)	4,742	4,284,548
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)(a)	2,583	2,430,970
3.40%, 11/15/25 (Call 08/15/25)(a)	3,363	3,267,253
3.43%, 06/15/27 (Call 03/15/27)	3,798	3,608,841
3.95%, 04/15/29 (Call 02/15/29)	6,085	5,760,725
4.60%, 05/25/28 (Call 02/25/28)	7,432	7,274,762
5.05%, 03/15/29 (Call 02/15/29)	4,800	4,764,865
5.10%, 03/15/27 (Call 02/15/27)	2,860	2,852,247
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	12,404	11,816,424
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)(a)	6,440	6,070,471
2.63%, 03/19/27 (Call 01/19/27)	3,275	3,077,177
2.85%, 02/24/26 (Call 11/24/25)(a)	4,728	4,558,037
3.00%, 10/15/27 (Call 07/15/27)	7,595	7,152,326
3.50%, 07/17/25 (Call 04/17/25)	4,454	4,368,216
3.60%, 02/18/28 (Call 01/18/28)	6,202	5,950,284
4.45%, 05/15/28 (Call 04/15/28)(a)	4,702	4,654,711
4.55%, 02/13/26 (Call 01/13/26)	3,197	3,172,269
5.13%, 11/10/26 (Call 10/10/26)	4,387	4,405,370
5.25%, 11/10/25(a)	4,750	4,762,625
7.00%, 03/01/29	3,205	3,498,189
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29 (Call 01/16/29)(a)	3,075	3,024,690
4.65%, 02/16/27 (Call 01/16/27)(a)	2,915	2,888,406
Pernod Ricard International Finance LLC,
1.25%, 04/01/28 (Call 02/01/28)(a)(b)	4,079	3,535,025
Pernod Ricard SA, 3.25%, 06/08/26 (Call 03/08/26)(a)(b)	3,954	3,803,817
		250,692,616
Biotechnology — 0.6%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	7,895	6,871,315
2.20%, 02/21/27 (Call 12/21/26)	10,780	9,967,961
2.60%, 08/19/26 (Call 05/19/26)(a)	7,434	7,034,863
3.00%, 02/22/29 (Call 12/22/28)	3,750	3,435,664
3.20%, 11/02/27 (Call 08/02/27)(a)	2,360	2,218,100
5.15%, 03/02/28 (Call 02/02/28)	26,945	26,872,753
5.51%, 03/02/26 (Call 06/11/24)	5,675	5,673,764

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	$5,508	$5,421,584
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	11,054	10,856,227
Bio-Rad Laboratories Inc., 3.30%, 03/15/27
(Call 02/15/27)(a)	2,586	2,443,844
CSL Finance PLC
3.85%, 04/27/27 (Call 03/27/27)(a)(b)	3,070	2,949,524
4.05%, 04/27/29 (Call 02/27/29)(b)	976	927,216
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	4,894	4,331,196
2.95%, 03/01/27 (Call 12/01/26)(a)	7,742	7,331,892
3.65%, 03/01/26 (Call 12/01/25)	17,097	16,618,149
Illumina Inc.
5.75%, 12/13/27 (Call 11/13/27)	3,675	3,696,220
5.80%, 12/12/25 (Call 11/12/25)	3,120	3,121,096
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	6,436	6,093,401
1.75%, 09/02/27 (Call 07/02/27)(a)	6,563	5,856,909
		131,721,678
Building Materials — 0.4%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	5,586	5,200,491
5.80%, 11/30/25(a)	6,410	6,438,930
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(a)(b)	1,980	1,883,072
3.95%, 04/04/28 (Call 01/04/28)(a)(b)	5,756	5,507,724
CRH SMW Finance DAC, 5.20%, 05/21/29 (Call 04/21/29)	4,800	4,775,000
Fortune Brands Innovations Inc., 4.00%, 06/15/25 (Call 03/15/25)	3,610	3,545,424
Holcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(a)(b)	2,671	2,559,322
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	3,247	3,163,148
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29 (Call 03/19/29)(a)	4,310	4,352,137
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	2,261	2,149,328
1.70%, 08/01/27 (Call 06/01/27)	2,218	1,983,943
5.50%, 09/15/28 (Call 08/15/28)(a)	3,755	3,767,215
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	1,180	1,123,688
3.50%, 12/15/27 (Call 09/15/27)(a)	3,340	3,155,738
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	3,905	3,404,419
3.50%, 11/15/27 (Call 08/15/27)	740	696,901
Mohawk Industries Inc., 5.85%, 09/18/28
(Call 08/18/28)	4,480	4,561,915
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	2,675	2,557,952
5.50%, 06/15/27 (Call 05/15/27)(a)	1,295	1,301,784
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (Call 01/21/26)	2,761	2,671,826
3.80%, 03/21/29 (Call 12/21/28)	5,060	4,792,910
Trane Technologies Global Holding Co. Ltd.,
3.75%, 08/21/28 (Call 05/21/28)	1,970	1,872,033
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)	2,626	2,544,197
		74,009,097
Security	Par (000)	Value

Chemicals — 1.2%
Air Liquide Finance SA, 2.50%, 09/27/26
(Call 06/27/26)(a)(b)	$5,989	$5,651,276
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)(a)	3,554	3,380,931
1.85%, 05/15/27 (Call 03/15/27)	4,736	4,343,844
4.60%, 02/08/29 (Call 01/08/29)(a)	6,292	6,208,652
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	4,785	4,683,987
Bayport Polymers LLC, 4.74%, 04/14/27 (Call 03/14/27)(b)	740	709,330
Cabot Corp., 3.40%, 09/15/26 (Call 06/15/26)	1,818	1,730,630
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	2,170	1,981,292
6.17%, 07/15/27 (Call 06/15/27)	12,748	12,921,498
6.35%, 11/15/28 (Call 10/15/28)(a)	6,390	6,561,897
CF Industries Inc., 4.50%, 12/01/26(b)	4,838	4,710,625
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(a)(b)	3,665	3,497,641
3.70%, 06/01/28 (Call 03/01/28)(b)	5,135	4,877,899
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)(a)	3,413	3,376,475
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	11,530	11,382,016
4.73%, 11/15/28 (Call 08/15/28)(a)	11,990	11,926,755
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)	1,210	1,174,237
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)(a)	3,181	2,918,016
2.70%, 11/01/26 (Call 08/01/26)	4,721	4,473,040
3.25%, 12/01/27 (Call 09/01/27)	3,450	3,257,457
5.25%, 01/15/28 (Call 12/15/27)(a)	3,345	3,372,833
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	3,525	3,383,246
4.50%, 05/15/26 (Call 04/15/26)	1,225	1,206,529
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)(a)	3,218	3,043,857
5.15%, 05/18/26 (Call 04/18/26)	3,260	3,232,326
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	4,290	4,049,000
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	6,310	5,943,029
1.83%, 10/15/27 (Call 08/15/27)(b)	7,950	7,048,504
4.45%, 09/26/28 (Call 06/26/28)	295	283,202
LG Chem Ltd.
1.38%, 07/07/26(b)	3,675	3,371,682
3.63%, 04/15/29(b)	1,360	1,258,724
Linde Inc./CT
3.20%, 01/30/26 (Call 10/30/25)	4,362	4,221,443
4.70%, 12/05/25 (Call 11/05/25)(a)	3,545	3,523,165
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	2,995	3,163,784
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	3,080	2,942,839
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	3,301	3,112,775
MEGlobal BV
2.63%, 04/28/28 (Call 01/28/28)(b)	4,400	3,889,072
4.25%, 11/03/26(b)	5,536	5,307,817
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(a)	4,690	4,502,846
5.38%, 11/15/28 (Call 10/15/28)(a)	3,450	3,450,052

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Nutrien Ltd.
4.00%, 12/15/26 (Call 09/15/26)(a)	$2,769	$2,679,248
4.20%, 04/01/29 (Call 01/01/29)(a)	4,530	4,338,696
4.90%, 03/27/28 (Call 02/27/28)(a)	5,256	5,194,928
5.95%, 11/07/25(a)	3,245	3,262,469
OCI NV, 4.63%, 10/15/25 (Call 07/01/24)(a)(b)	1,259	1,242,587
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(b)	3,824	3,552,063
4.00%, 10/04/27 (Call 07/04/27)(a)(b)	3,000	2,828,241
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	3,923	3,640,390
3.75%, 03/15/28 (Call 12/15/27)(a)	3,120	2,978,277
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)	2,669	2,548,691
4.55%, 03/01/29 (Call 12/01/28)(a)	2,245	2,163,437
SABIC Capital II BV, 4.50%, 10/10/28(b)	4,315	4,181,270
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)	2,460	2,399,455
3.45%, 06/01/27 (Call 03/01/27)(a)	9,867	9,399,414
3.95%, 01/15/26 (Call 10/15/25)	2,076	2,030,773
4.25%, 08/08/25(a)	2,510	2,474,260
Sociedad Quimica y Minera de Chile SA,
4.25%, 05/07/29 (Call 02/07/29)(b)	2,355	2,237,517
Solvay Finance America LLC, 5.65%, 06/04/29 (Call 05/04/29)(b)	2,000	2,012,932
Syngenta Finance NV, 5.18%, 04/24/28 (Call 01/24/28)(a)(b)	2,715	2,666,321
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	4,903	4,708,168
Yara International ASA
3.80%, 06/06/26 (Call 03/06/26)(a)(b)	2,084	2,008,770
4.75%, 06/01/28 (Call 03/01/28)(a)(b)	3,085	2,977,788
		241,599,918
Commercial Services — 0.9%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27 (Call 06/30/27)(b)	1,935	1,759,057
4.20%, 08/04/27 (Call 02/04/27)(b)	2,385	2,182,266
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	3,453	3,143,408
4.00%, 05/01/28 (Call 06/11/24)(b)	3,770	3,539,197
4.38%, 08/15/27 (Call 06/17/24)(b)	3,825	3,662,297
Automatic Data Processing Inc.
1.70%, 05/15/28 (Call 03/15/28)	2,145	1,903,502
3.38%, 09/15/25 (Call 06/15/25)	6,263	6,131,213
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	470	417,891
5.25%, 10/01/25 (Call 07/01/25)(a)	1,549	1,536,986
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	4,647	4,491,007
CK Hutchison International 23 Ltd., 4.75%,
04/21/28 (Call 03/21/28)(a)(b)	6,090	5,993,040
DP World Crescent Ltd., 4.85%, 09/26/28(b)	675	657,308
Element Fleet Management Corp.
3.85%, 06/15/25 (Call 05/15/25)(b)	2,252	2,205,881
5.64%, 03/13/27 (Call 02/13/27)(a)(b)	2,710	2,711,463
6.27%, 06/26/26 (Call 05/26/26)(b)	4,445	4,484,904
6.32%, 12/04/28 (Call 11/04/28)(a)(b)	4,745	4,889,891
Equifax Inc.
2.60%, 12/15/25 (Call 11/15/25)	2,563	2,450,093
3.25%, 06/01/26 (Call 03/01/26)(a)	1,910	1,829,771
5.10%, 12/15/27 (Call 11/15/27)(a)	5,095	5,052,335
Security	Par (000)	Value

Commercial Services (continued)
5.10%, 06/01/28 (Call 05/01/28)(a)	$5,203	$5,166,411
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(a)(b)	2,330	2,223,574
3.80%, 11/01/25 (Call 08/01/25)(b)	4,628	4,519,677
4.60%, 05/01/28 (Call 04/01/28)(b)	5,675	5,558,407
5.00%, 02/15/29 (Call 01/15/29)(a)(b)	4,545	4,516,081
Experian Finance PLC, 4.25%, 02/01/29 (Call 11/01/28)(b)	3,655	3,507,263
Gartner Inc., 4.50%, 07/01/28 (Call 07/01/24)(a)(b)	1,643	1,564,533
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	6,745	6,251,887
2.15%, 01/15/27 (Call 12/15/26)	4,826	4,450,153
4.45%, 06/01/28 (Call 03/01/28)	1,780	1,713,166
4.80%, 04/01/26 (Call 01/01/26)(a)	4,669	4,598,730
4.95%, 08/15/27 (Call 07/15/27)	3,776	3,726,190
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(a)	2,271	2,086,752
6.25%, 05/06/29 (Call 04/06/29)(a)	3,415	3,462,524
Leland Stanford Junior University (The), 1.29%,
06/01/27 (Call 04/01/27)	547	492,762
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)	1,395	1,319,932
4.25%, 02/01/29 (Call 11/01/28)(a)	2,150	2,081,407
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	6,303	6,069,536
2.65%, 10/01/26 (Call 08/01/26)	7,931	7,492,758
3.90%, 06/01/27 (Call 05/01/27)	4,060	3,929,933
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	6,210	5,930,743
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)	7,632	7,111,299
2.70%, 03/01/29 (Call 01/01/29)(a)	8,100	7,297,091
2.95%, 01/22/27 (Call 10/22/26)	3,207	3,038,165
4.25%, 05/01/29 (Call 02/01/29)	5,895	5,689,415
4.75%, 08/01/28 (Call 05/01/28)(a)	980	969,923
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(b)	3,237	3,003,494
Transurban Finance Co. Pty. Ltd.
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	2,764	2,615,702
4.13%, 02/02/26 (Call 11/02/25)(b)	3,005	2,928,534
Triton Container International Ltd., 2.05%, 04/15/26 (Call 03/15/26)(b)	3,574	3,314,778
UL Solutions Inc., 6.50%, 10/20/28 (Call 09/20/28)(a)(b)	1,930	1,989,966
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	5,809	5,707,049
4.13%, 03/15/29 (Call 12/15/28)	4,185	3,988,159
		187,357,504
Computers — 1.9%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	8,307	7,868,564
0.70%, 02/08/26 (Call 01/08/26)(a)	15,709	14,619,047
1.20%, 02/08/28 (Call 12/08/27)	16,024	14,104,823
1.40%, 08/05/28 (Call 06/05/28)	11,405	9,973,176
2.05%, 09/11/26 (Call 07/11/26)	12,320	11,549,304
2.45%, 08/04/26 (Call 05/04/26)	13,795	13,075,828
2.90%, 09/12/27 (Call 06/12/27)	12,818	12,078,672
3.00%, 06/20/27 (Call 03/20/27)	10,628	10,084,120
3.00%, 11/13/27 (Call 08/13/27)(a)	10,003	9,463,915
3.20%, 05/11/27 (Call 02/11/27)	12,312	11,779,460
3.25%, 02/23/26 (Call 11/23/25)	20,227	19,640,731

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.35%, 02/09/27 (Call 11/09/26)	$13,791	$13,273,790
4.00%, 05/10/28 (Call 04/10/28)	12,018	11,734,004
4.42%, 05/08/26 (Call 06/11/24)(a)	20	19,874
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 07/01/24)(a)(b)	3,465	3,249,776
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)(a)	3,982	3,640,339
Dell Inc., 7.10%, 04/15/28(a)	725	772,195
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	10,702	10,580,800
5.25%, 02/01/28 (Call 01/01/28)	6,627	6,653,540
5.85%, 07/15/25 (Call 06/15/25)	5,804	5,822,171
6.02%, 06/15/26 (Call 03/15/26)(a)	15,374	15,512,484
6.10%, 07/15/27 (Call 05/15/27)(a)	3,202	3,278,733
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	4,422	4,029,864
2.38%, 09/15/28 (Call 07/15/28)(a)	4,165	3,562,472
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	3,170	2,923,015
Genpact Luxembourg SARL/Genpact USA Inc.
1.75%, 04/10/26 (Call 03/10/26)	2,292	2,138,805
6.00%, 06/04/29 (Call 05/04/29)	2,375	2,385,980
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(b)	1,526	1,420,521
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	4,626	4,330,735
4.90%, 10/15/25 (Call 07/15/25)	15,194	15,078,406
5.25%, 07/01/28 (Call 06/01/28)(a)	4,392	4,421,338
6.10%, 04/01/26 (Call 06/11/24)	2,981	2,981,337
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	3,470	3,201,363
2.20%, 06/17/25 (Call 05/17/25)	7,243	7,016,053
3.00%, 06/17/27 (Call 04/17/27)	6,395	5,991,828
4.00%, 04/15/29 (Call 02/15/29)	6,255	5,927,664
4.75%, 01/15/28 (Call 12/15/27)(a)	6,165	6,075,155
IBM International Capital Pte Ltd.
4.60%, 02/05/27 (Call 01/05/27)	3,225	3,176,721
4.60%, 02/05/29 (Call 01/05/29)	4,077	3,983,507
4.70%, 02/05/26(a)	3,730	3,696,148
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)(a)	7,742	7,037,649
2.20%, 02/09/27 (Call 01/09/27)	4,165	3,863,584
3.30%, 05/15/26	18,190	17,551,325
3.30%, 01/27/27(a)	2,931	2,806,804
3.45%, 02/19/26(a)	8,233	7,993,084
3.50%, 05/15/29	11,900	11,067,653
4.00%, 07/27/25(a)	6,089	5,997,659
4.15%, 07/27/27 (Call 06/27/27)(a)	4,923	4,797,795
4.50%, 02/06/26(a)	5,285	5,232,615
4.50%, 02/06/28 (Call 01/06/28)	6,425	6,307,504
6.22%, 08/01/27	2,365	2,444,494
6.50%, 01/15/28	1,260	1,325,104
7.00%, 10/30/25(a)	7,197	7,359,874
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	4,200	3,870,992
2.70%, 10/15/28 (Call 08/15/28)	3,440	3,048,461
Lenovo Group Ltd., 5.83%, 01/27/28 (Call 12/27/27)(b)	360	363,363
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	4,802	4,613,814
2.38%, 06/22/27 (Call 04/22/27)(a)	4,329	3,966,847
Western Digital Corp., 2.85%, 02/01/29 (Call 12/01/28)	2,200	1,896,764
Security	Par (000)	Value

Computers (continued)
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(a)(b)	$3,635	$3,357,832
		396,019,475
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/25(a)	3,657	3,575,306
3.10%, 08/15/27 (Call 07/15/27)(a)	3,750	3,565,006
4.60%, 03/01/28 (Call 02/01/28)(a)	2,628	2,619,652
4.80%, 03/02/26	3,423	3,414,217
Conopco Inc.
Series E, 7.25%, 12/15/26(a)	3,035	3,185,274
Series F, 6.63%, 04/15/28	3,665	3,880,251
Estee Lauder Companies Inc. (The)
3.15%, 03/15/27 (Call 12/15/26)	3,265	3,113,962
4.38%, 05/15/28 (Call 04/15/28)(a)	5,052	4,944,678
Haleon U.S. Capital LLC
3.38%, 03/24/27 (Call 02/24/27)	12,110	11,526,108
3.38%, 03/24/29 (Call 01/24/29)	6,755	6,232,108
Kenvue Inc.
5.05%, 03/22/28 (Call 02/22/28)	6,628	6,646,145
5.35%, 03/22/26 (Call 02/22/26)	4,910	4,922,546
Procter & Gamble Co. (The)
0.55%, 10/29/25(a)	6,498	6,105,085
1.00%, 04/23/26	6,255	5,820,351
1.90%, 02/01/27(a)	6,052	5,616,214
2.45%, 11/03/26(a)	5,456	5,155,018
2.70%, 02/02/26(a)	3,976	3,830,292
2.80%, 03/25/27(a)	3,150	2,986,845
2.85%, 08/11/27	4,485	4,231,251
3.95%, 01/26/28(a)	4,360	4,260,437
4.10%, 01/26/26(a)	4,335	4,273,605
4.35%, 01/29/29(a)	4,085	4,032,509
Unilever Capital Corp.
2.00%, 07/28/26(a)	4,439	4,166,043
2.90%, 05/05/27 (Call 02/05/27)	6,235	5,909,007
3.10%, 07/30/25(a)	3,598	3,516,294
3.50%, 03/22/28 (Call 12/22/27)(a)	7,330	6,971,052
4.88%, 09/08/28 (Call 08/08/28)	4,260	4,257,430
		128,756,686
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
4.25%, 04/20/27 (Call 03/20/27)(b)	1,975	1,911,528
4.50%, 10/24/28 (Call 07/24/28)(b)	4,950	4,799,654
LKQ Corp., 5.75%, 06/15/28 (Call 05/15/28)	5,390	5,443,283
Mitsubishi Corp.
1.13%, 07/15/26 (Call 06/15/26)(a)(b)	10,302	9,427,772
5.00%, 07/05/28 (Call 06/05/28)(a)(b)	5,435	5,416,867
		26,999,104
Diversified Financial Services — 4.4%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	6,208	5,825,902
2.45%, 10/29/26 (Call 09/29/26)	23,358	21,734,056
3.00%, 10/29/28 (Call 08/29/28)	20,835	18,824,556
3.65%, 07/21/27 (Call 04/21/27)(a)	6,226	5,889,383
3.88%, 01/23/28 (Call 10/23/27)(a)	3,115	2,938,643
4.45%, 10/01/25 (Call 08/01/25)(a)	3,984	3,924,042
4.45%, 04/03/26 (Call 02/03/26)	3,128	3,067,717
4.63%, 10/15/27 (Call 08/15/27)(a)	3,805	3,697,596
5.10%, 01/19/29 (Call 12/19/28)	9,562	9,428,755

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.75%, 06/06/28 (Call 05/06/28)(a)	$6,235	$6,286,677
6.10%, 01/15/27 (Call 12/15/26)(a)	5,000	5,072,208
6.45%, 04/15/27 (Call 03/15/27)	3,795	3,884,674
6.50%, 07/15/25 (Call 06/15/25)(a)	7,909	7,969,322
Affiliated Managers Group Inc., 3.50%, 08/01/25(a)	1,445	1,409,365
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	7,166	6,616,256
2.10%, 09/01/28 (Call 07/01/28)	1,150	1,004,072
2.20%, 01/15/27 (Call 12/15/26)(a)	4,630	4,258,673
2.88%, 01/15/26 (Call 12/15/25)(a)	9,047	8,647,505
3.38%, 07/01/25 (Call 06/01/25)	5,580	5,443,463
3.63%, 04/01/27 (Call 01/01/27)(a)	4,267	4,023,089
3.63%, 12/01/27 (Call 09/01/27)(a)	2,880	2,715,373
3.75%, 06/01/26 (Call 04/01/26)	4,703	4,534,539
4.63%, 10/01/28 (Call 07/01/28)(a)	2,735	2,645,461
5.10%, 03/01/29 (Call 02/01/29)(a)	3,560	3,510,892
5.30%, 02/01/28 (Call 01/01/28)(a)	4,485	4,465,114
5.85%, 12/15/27 (Call 11/15/27)(a)	4,010	4,053,494
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28 (Call 03/01/28)(b)	3,885	3,861,429
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(a)(b)	4,095	3,686,778
4.25%, 06/15/26 (Call 04/15/26)(a)	3,984	3,877,105
5.25%, 08/11/25 (Call 07/11/25)(b)	4,883	4,837,126
5.95%, 02/15/29 (Call 01/15/29)(b)	3,815	3,808,535
6.50%, 07/18/28 (Call 06/18/28)(b)	3,822	3,890,697
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	6,165	5,315,958
4.75%, 06/09/27 (Call 05/09/27)(a)	4,265	4,140,889
6.85%, 01/03/30 (Call 01/03/29),
(1-day SOFR + 2.282%)(a)(c)	5,692	5,839,329
6.99%, 06/13/29 (Call 06/13/28),
(1-day SOFR + 3.260%)(a)(c)	6,185	6,392,082
7.10%, 11/15/27 (Call 10/15/27)(a)	4,510	4,692,834
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	7,702	7,066,369
2.55%, 03/04/27 (Call 02/01/27)	12,324	11,484,100
3.13%, 05/20/26 (Call 04/20/26)	5,523	5,299,171
3.30%, 05/03/27 (Call 04/03/27)	13,652	12,978,933
3.95%, 08/01/25 (Call 07/01/25)	14,518	14,273,780
4.05%, 05/03/29 (Call 03/03/29)(a)	6,534	6,264,897
4.20%, 11/06/25 (Call 10/06/25)	5,380	5,297,613
4.90%, 02/13/26 (Call 01/13/26)(a)	8,015	7,957,095
5.10%, 02/16/28 (Call 02/16/27),
(1-day SOFR + 1.000%)(c)	4,070	4,046,360
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(c)	13,962	13,954,007
5.39%, 07/28/27 (Call 07/28/26),
(1-day SOFR + 0.970%)(c)	6,310	6,303,161
5.53%, 04/25/30 (Call 04/25/29),
(1-day SOFR +1.090%)(c)	7,045	7,108,790
5.65%, 04/23/27 (Call 04/23/26),
(1-day SOFR +0.750%)(c)	6,000	6,020,849
5.85%, 11/05/27 (Call 10/05/27)	8,485	8,683,127
6.34%, 10/30/26 (Call 10/30/25),
(1-day SOFR + 1.330%)(c)	6,370	6,438,098
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	2,020	1,931,249
Ameriprise Financial Inc. 2.88%, 09/15/26 (Call 06/15/26)	3,477	3,299,702
Security	Par (000)	Value

Diversified Financial Services (continued)
5.70%, 12/15/28 (Call 11/15/28)	$5,370	$5,485,363
Andrew W Mellon Foundation (The), Series
2020, 0.95%, 08/01/27 (Call 06/01/27)	610	540,805
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26),
(5-year CMT + 3.237%)(a)(b)(c)	3,125	2,896,509
Ares Management Corp., 6.38%, 11/10/28 (Call 10/10/28)(a)	1,210	1,257,360
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	4,666	4,376,700
1.95%, 09/20/26 (Call 08/20/26)(a)(b)	4,593	4,212,630
3.50%, 11/01/27 (Call 07/01/27)(b)	2,555	2,385,542
4.13%, 08/01/25 (Call 06/01/25)(b)	3,809	3,727,235
4.88%, 10/01/25 (Call 07/01/25)(a)(b)	1,737	1,710,096
6.25%, 04/15/28 (Call 03/15/28)(b)	4,375	4,455,090
6.75%, 10/25/28 (Call 09/25/28)(a)(b)	2,882	2,994,821
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(a)(b)	4,783	4,477,279
2.53%, 11/18/27 (Call 10/18/27)(a)(b)	13,360	11,940,076
2.75%, 02/21/28 (Call 12/21/27)(b)	2,880	2,579,002
3.25%, 02/15/27 (Call 12/15/26)(b)	4,002	3,729,093
4.25%, 04/15/26 (Call 03/15/26)(b)	6,069	5,879,432
4.38%, 05/01/26 (Call 03/01/26)(b)	4,747	4,610,391
5.50%, 01/15/26 (Call 12/15/25)(b)	4,151	4,111,432
5.75%, 03/01/29 (Call 02/01/29)(b)	6,880	6,831,595
6.38%, 05/04/28 (Call 04/04/28)(a)(b)	6,945	7,042,034
BGC Group Inc.
4.38%, 12/15/25 (Call 09/15/25)	1,662	1,615,606
8.00%, 05/25/28 (Call 04/25/28)	895	942,498
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28 (Call 06/05/28)(a)(b)	5,660	4,914,793
3.15%, 10/02/27 (Call 07/02/27)(a)(b)	1,935	1,808,745
5.90%, 11/03/27 (Call 10/03/27)(a)(b)	3,593	3,665,183
BOC Aviation Ltd.
3.50%, 09/18/27 (Call 06/18/27)(b)	295	277,731
3.88%, 04/27/26 (Call 01/27/26)(a)(b)	7,017	6,799,283
BOC Aviation USA Corp., 5.75%, 11/09/28
(Call 10/09/28)(a)(b)	1,205	1,226,985
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)(a)	6,175	5,897,573
4.25%, 06/02/26 (Call 03/02/26)	3,496	3,419,973
4.85%, 03/29/29 (Call 12/29/28)(a)	5,800	5,703,811
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(b)	2,310	2,214,407
7.20%, 12/12/28 (Call 11/12/28)(a)(b)	4,390	4,516,581
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26),
(1-day SOFR + 0.855%)(c)	7,361	6,725,771
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(c)	5,805	5,216,660
3.65%, 05/11/27 (Call 04/11/27)	5,699	5,439,267
3.75%, 07/28/26 (Call 06/28/26)(a)	8,409	8,109,576
3.75%, 03/09/27 (Call 02/09/27)(a)	7,954	7,623,265
3.80%, 01/31/28 (Call 12/31/27)	8,229	7,799,302
4.20%, 10/29/25 (Call 09/29/25)	8,710	8,534,818
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(c)	9,088	8,945,447
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(a)(c)	7,727	7,655,459
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(a)(c)	5,845	5,798,037

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.70%, 02/01/30 (Call 02/01/29),
(1-day SOFR + 1.905%)(c)	$7,585	$7,580,850
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(c)	12,345	12,599,855
7.15%, 10/29/27 (Call 10/29/26),
(1-day SOFR + 2.440%)(c)	4,160	4,298,733
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	4,334	4,186,082
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)(a)	7,599	7,027,371
1.15%, 05/13/26 (Call 04/13/26)	6,099	5,636,151
2.00%, 03/20/28 (Call 01/20/28)(a)	8,925	7,975,484
2.45%, 03/03/27 (Call 02/03/27)(a)	9,258	8,602,218
3.20%, 03/02/27 (Call 12/02/26)	3,902	3,702,043
3.20%, 01/25/28 (Call 10/25/27)(a)	3,072	2,876,546
3.25%, 05/22/29 (Call 02/22/29)(a)	4,030	3,691,469
3.30%, 04/01/27 (Call 01/01/27)	4,737	4,512,510
3.45%, 02/13/26 (Call 11/13/25)(a)	2,050	1,985,430
4.00%, 02/01/29 (Call 11/01/28)(a)	4,630	4,438,492
5.64%, 05/19/29 (Call 05/19/28),
(1-day SOFR + 2.210%)(c)	8,371	8,450,204
5.88%, 08/24/26 (Call 07/24/26)	6,135	6,204,019
6.20%, 11/17/29 (Call 11/17/28),
(1-day SOFR + 1.878%)(a)(c)	8,870	9,165,197
Citadel Finance LLC, 3.38%, 03/09/26
(Call 02/09/26)(b)	3,512	3,326,659
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(a)(b)	2,921	2,839,180
CME Group Inc., 3.75%, 06/15/28
(Call 03/15/28)(a)	5,187	5,000,578
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(a)(b)	5,366	5,164,517
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)(a)	5,342	5,133,619
4.50%, 01/30/26 (Call 11/30/25)	2,334	2,289,250
Drawbridge Special Opportunities
Fund LP/Drawbridge Special Opportunities
Finance, 3.88%, 02/15/26 (Call 12/15/25)(b)	2,402	2,272,553
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,203	2,104,152
Enact Holdings Inc.
6.25%, 05/28/29 (Call 04/28/29)	4,125	4,123,919
6.50%, 08/15/25 (Call 06/03/24)(b)	1,215	1,223,809
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(a)(b)	775	748,383
Invesco Finance PLC, 3.75%, 01/15/26	2,965	2,882,461
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)(a)	1,211	1,197,146
Jefferies Financial Group Inc.
4.85%, 01/15/27	4,837	4,762,019
5.88%, 07/21/28 (Call 06/21/28)	10,487	10,540,458
6.45%, 06/08/27(a)	2,327	2,376,320
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)(a)	2,058	1,959,541
4.38%, 03/11/29 (Call 12/11/28)(a)	1,345	1,284,268
4.50%, 09/19/28 (Call 06/19/28)	5,280	5,100,295
Legg Mason Inc., 4.75%, 03/15/26(a)	2,662	2,637,438
LPL Holdings Inc.
4.00%, 03/15/29 (Call 07/01/24)(b)	4,965	4,602,709
4.63%, 11/15/27 (Call 06/04/24)(a)(b)	2,640	2,544,026
5.70%, 05/20/27 (Call 04/20/27)	905	907,430
6.75%,11/17/28(Call10/17/28)(a)	2,455	2,567,315
Lseg U.S. Fin Corp., 4.88%, 03/28/27 (Call 02/28/27)(b)	3,370	3,335,015
Security	Par (000)	Value

Diversified Financial Services (continued)
LSEGA Financing PLC
1.38%, 04/06/26 (Call 03/06/26)(b)	$5,819	$5,408,578
2.00%, 04/06/28 (Call 02/06/28)(b)	1,960	1,743,576
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	4,783	4,558,741
3.30%, 03/26/27 (Call 01/26/27)(a)	6,190	5,928,000
3.50%, 02/26/28 (Call 11/26/27)(a)	3,590	3,424,160
4.88%, 03/09/28 (Call 02/09/28)(a)	4,955	4,975,030
Mitsubishi HC Capital Inc., 5.08%, 09/15/27 (Call 08/15/27)(b)	2,525	2,494,463
Mitsubishi HC Finance America LLC, 5.81%, 09/12/28 (Call 08/12/28)(a)(b)	2,785	2,812,444
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	3,518	3,415,458
5.35%, 06/28/28 (Call 05/28/28)	9,732	9,781,434
5.65%, 06/28/25	2,637	2,637,559
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(a)(b)	2,017	1,927,048
Nomura Holdings Inc.
1.65%, 07/14/26	7,975	7,344,944
1.85%, 07/16/25	9,473	9,065,913
2.17%, 07/14/28	7,065	6,196,832
2.33%, 01/22/27	7,629	7,033,839
2.71%, 01/22/29	3,505	3,095,859
5.10%, 07/03/25	4,130	4,098,129
5.39%, 07/06/27(a)	3,160	3,157,119
5.71%, 01/09/26(a)	3,670	3,669,550
5.84%, 01/18/28	3,400	3,438,044
6.07%, 07/12/28(a)	6,370	6,501,061
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	1,405	1,344,255
ORIX Corp.
3.70%, 07/18/27	1,045	995,209
5.00%, 09/13/27	8,129	8,060,879
Power Finance Corp. Ltd., 6.15%, 12/06/28(b)	465	472,816
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)(a)	3,036	2,957,651
6.20%, 05/15/29 (Call 04/15/29)	3,380	3,399,667
REC Ltd., 5.63%, 04/11/28(a)(b)	3,340	3,340,615
SURA Asset Management SA, 4.38%, 04/11/27(b)	35	33,810
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)(a)	1,022	970,730
3.95%, 12/01/27 (Call 09/01/27)	4,840	4,531,109
4.50%, 07/23/25 (Call 04/23/25)(a)	4,354	4,272,969
4.88%, 06/13/25 (Call 05/13/25)(a)	2,372	2,344,882
5.15%, 03/19/29 (Call 12/19/28)(a)	9,312	8,922,773
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	3,582	3,160,165
1.90%, 04/15/27 (Call 02/15/27)(a)	9,326	8,589,853
2.75%, 09/15/27 (Call 06/15/27)	5,106	4,780,544
3.15%, 12/14/25 (Call 09/14/25)	24,449	23,743,309
Voya Financial Inc.
3.65%, 06/15/26	3,290	3,169,401
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(c)	2,268	1,938,473
Western Union Co. (The), 1.35%, 03/15/26 (Call 02/15/26)	3,802	3,522,214
		907,828,965

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric — 6.1%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	$3,005	$2,663,181
4.38%, 06/22/26(b)	5,960	5,846,581
4.38%, 01/24/29(b)	60	57,975
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(b)	3,305	3,100,724
AEP Texas Inc.
3.85%, 10/01/25 (Call 07/01/25)(a)(b)	1,775	1,728,580
3.95%, 06/01/28 (Call 03/01/28)	4,395	4,159,176
5.45%, 05/15/29 (Call 04/15/29)	2,755	2,753,383
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)(a)	3,036	2,886,382
AES Andes SA, 6.30%, 03/15/29 (Call 02/15/29)(b)	800	796,995
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	9,331	8,713,259
3.30%, 07/15/25 (Call 06/15/25)(b)	5,871	5,702,314
5.45%, 06/01/28 (Call 05/01/28)	8,165	8,125,966
Alabama Power Co., 3.75%, 09/01/27 (Call 08/01/27)	4,060	3,906,306
Alexander Funding Trust II, 7.47%, 07/31/28 (Call 06/30/28)(b)	3,325	3,493,186
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(e)	925	918,642
Alliant Energy Finance LLC
4.25%, 06/15/28 (Call 03/15/28)(a)(b)	1,030	977,627
5.95%, 03/30/29 (Call 02/28/29)(a)(b)	1,845	1,884,363
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)(a)	1,170	1,028,507
1.95%, 03/15/27 (Call 02/15/27)(a)	3,366	3,077,548
3.65%, 02/15/26 (Call 11/15/25)	2,443	2,367,765
5.00%, 01/15/29 (Call 12/15/28)(a)	5,312	5,227,522
5.70%, 12/01/26 (Call 11/01/26)(a)	3,910	3,932,301
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	845	805,436
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)(a)	3,390	3,164,346
3.88%, 02/15/62 (Call 11/15/26),
(5-year CMT + 2.675%)(a)(c)	4,605	4,195,062
5.20%, 01/15/29 (Call 12/15/28)	5,990	5,950,603
5.70%, 08/15/25	3,695	3,696,014
5.75%, 11/01/27 (Call 10/01/27)	3,481	3,531,979
Series J, 4.30%, 12/01/28 (Call 09/01/28)	3,335	3,197,935
Series N, 1.00%, 11/01/25 (Call 10/01/25)(a)	3,331	3,122,410
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	2,525	2,469,360
Series X, 3.30%, 06/01/27 (Call 03/01/27)	2,350	2,214,368
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)	1,018	947,900
2.95%, 09/15/27 (Call 06/15/27)	1,671	1,555,431
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	2,970	2,839,179
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(a)(b)	220	210,100
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	2,336	2,203,634
Berkshire Hathaway Energy Co., 3.25%, 04/15/28 (Call 01/15/28)(a)	1,493	1,396,873
Black Hills Corp.
3.15%, 01/15/27 (Call 07/15/26)(a)	3,061	2,894,396
3.95%, 01/15/26 (Call 07/15/25)	1,873	1,826,265
Security	Par (000)	Value

Electric (continued)
5.95%, 03/15/28 (Call 02/15/28)(a)	$3,188	$3,251,074
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (Call 09/01/28)(a)	3,897	3,912,457
Series AA, 3.00%, 02/01/27 (Call 11/01/26)(a)	1,655	1,568,003
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	2,231	2,100,874
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)(a)	3,185	2,947,837
5.25%, 08/10/26	2,830	2,818,606
5.40%, 06/01/29 (Call 05/01/29)	3,050	3,047,858
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	3,533	3,401,644
Cleveland Electric Illuminating Co. (The),
3.50%, 04/01/28 (Call 01/01/28)(b)	1,015	944,867
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)(a)	1,990	1,859,787
3.00%, 05/15/26 (Call 02/15/26)(a)	2,070	1,977,679
3.45%, 08/15/27 (Call 05/15/27)	2,752	2,615,379
3.60%, 11/15/25 (Call 08/15/25)(a)	1,681	1,629,510
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(b)	2,285	2,178,844
Comision Federal de Electricidad
4.69%, 05/15/29 (Call 03/15/29)(b)	5,620	5,269,276
4.75%, 02/23/27(a)(b)	2,720	2,630,293
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	3,234	3,070,582
3.70%, 08/15/28 (Call 05/15/28)	2,505	2,367,430
Series 122, 2.95%, 08/15/27 (Call 05/15/27)(a)	2,508	2,342,138
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)	2,599	2,432,311
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,996	2,850,679
Connecticut Light and Power Co. (The), 4.65%, 01/01/29 (Call 12/01/28)(a)	2,610	2,566,535
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)(a)	755	720,036
Series B, 2.90%, 12/01/26 (Call 09/01/26)(a)	2,125	1,999,806
Series B, 3.13%, 11/15/27 (Call 08/15/27)	2,160	2,020,237
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	1,775	1,706,661
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	6,080	5,940,438
5.60%, 03/01/28 (Call 02/01/28)	5,830	5,882,623
Consumers Energy Co.
3.80%, 11/15/28 (Call 08/15/28)(a)	1,478	1,405,007
4.60%, 05/30/29 (Call 03/30/29)(a)	4,010	3,925,066
4.65%, 03/01/28 (Call 01/01/28)(a)	3,065	3,029,714
4.90%, 02/15/29 (Call 12/15/28)	3,430	3,404,755
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	4,905	4,797,983
4.25%, 06/01/28 (Call 03/01/28)	3,891	3,744,962
Series A, 1.45%, 04/15/26 (Call 03/15/26)(a)	3,319	3,082,513
Series B, 3.60%, 03/15/27 (Call 01/15/27)(a)	2,288	2,184,671
Series D, 2.85%, 08/15/26 (Call 05/15/26)	2,601	2,463,448
DTE Electric Co.
4.85%, 12/01/26(a)	1,360	1,355,156
Series A, 1.90%, 04/01/28 (Call 02/01/28)	1,280	1,141,081
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	4,943	4,669,889
4.88%, 06/01/28 (Call 05/01/28)(a)	5,827	5,735,787
5.10%, 03/01/29 (Call 02/01/29)	7,320	7,220,959
Series F, 1.05%, 06/01/25 (Call 05/01/25)	5,430	5,194,646

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)(a)	$4,904	$4,655,814
3.95%, 11/15/28 (Call 08/15/28)(a)	4,695	4,484,934
Series A, 6.00%, 12/01/28(a)	2,151	2,227,179
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	4,140	3,903,813
2.65%, 09/01/26 (Call 06/01/26)(a)	10,389	9,794,199
3.15%, 08/15/27 (Call 05/15/27)(a)	4,675	4,391,979
3.25%, 01/15/82 (Call 01/15/27),
(5-year CMT + 2.321%)(c)	3,183	2,839,615
4.30%, 03/15/28 (Call 02/15/28)	6,186	5,986,624
4.85%, 01/05/27	3,245	3,214,432
4.85%, 01/05/29 (Call 12/05/28)(a)	4,095	4,017,657
5.00%, 12/08/25(a)	3,160	3,140,369
5.00%, 12/08/27 (Call 11/08/27)(a)	3,845	3,823,719
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)(a)	2,632	2,506,382
3.80%, 07/15/28 (Call 04/15/28)(a)	2,123	2,027,528
Duke Energy Ohio Inc., 3.65%, 02/01/29
(Call 11/01/28)(a)	4,376	4,106,886
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)(a)	3,229	3,150,157
3.45%, 03/15/29 (Call 12/15/28)	3,942	3,672,435
3.70%, 09/01/28 (Call 06/01/28)(a)	650	615,506
Duquesne Light Holdings Inc., 3.62%, 08/01/27 (Call 05/01/27)(a)(b)	2,135	1,997,386
Edison International
4.13%, 03/15/28 (Call 12/15/27)	4,390	4,180,943
4.70%, 08/15/25	2,397	2,366,619
5.25%, 11/15/28 (Call 10/15/28)	5,164	5,111,260
5.75%, 06/15/27 (Call 04/15/27)	3,854	3,875,782
EDP Finance BV, 1.71%, 01/24/28(b)	6,550	5,792,112
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	11,729	11,433,653
4.50%, 09/21/28 (Call 06/21/28)(b)	6,000	5,792,967
5.65%, 04/22/29 (Call 03/22/29)(a)(b)	6,200	6,238,926
5.70%, 05/23/28 (Call 04/23/28)(a)(b)	9,695	9,812,374
Emera U.S. Finance LP, 3.55%, 06/15/26
(Call 03/15/26)	5,099	4,878,505
Enel Americas SA, 4.00%, 10/25/26
(Call 07/25/26)(a)	3,944	3,778,731
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	4,990	4,824,617
Enel Finance America LLC, 7.10%, 10/14/27
(Call 09/14/27)(a)(b)	6,580	6,906,104
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	7,956	7,330,845
1.88%, 07/12/28 (Call 05/12/28)(a)(b)	4,855	4,268,993
3.50%, 04/06/28(a)(b)	8,030	7,515,239
3.63%, 05/25/27(a)(b)	5,825	5,544,992
4.25%, 06/15/25(a)(b)	4,760	4,698,961
4.63%, 06/15/27 (Call 05/15/27)(b)	5,055	4,943,454
6.80%, 10/14/25(b)	4,805	4,882,615
Engie SA, 5.25%, 04/10/29 (Call 03/10/29)(a)(b)	5,035	5,001,669
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)(a)	3,896	3,780,728
4.00%, 06/01/28 (Call 03/01/28)(a)	720	690,382
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	5,334	5,025,522
1.90%, 06/15/28 (Call 04/15/28)(a)	5,197	4,547,281
2.95%, 09/01/26 (Call 06/01/26)	4,878	4,615,711
Security	Par (000)	Value

Electric (continued)
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	$2,748	$2,575,259
3.12%, 09/01/27 (Call 06/01/27)(a)	1,918	1,802,710
3.25%, 04/01/28 (Call 01/01/28)	3,822	3,560,873
4.44%, 01/15/26 (Call 10/15/25)	1,215	1,198,368
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	970	890,000
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)(a)	1,665	1,582,142
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	4,695	4,452,251
3.10%, 04/01/27 (Call 01/01/27)(a)	1,650	1,562,117
3.25%, 12/01/25 (Call 09/01/25)	1,618	1,566,600
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	1,763	1,725,725
Evergy Missouri West Inc., 5.15%, 12/15/27 (Call 11/15/27)(a)(b)	2,348	2,330,941
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	4,070	3,805,442
3.35%, 03/15/26 (Call 12/15/25)	1,673	1,605,238
4.60%, 07/01/27 (Call 06/01/27)	4,596	4,489,274
4.75%, 05/15/26	2,950	2,906,772
5.00%, 01/01/27(a)	2,685	2,656,174
5.45%, 03/01/28 (Call 02/01/28)	8,705	8,708,355
5.95%, 02/01/29 (Call 01/01/29)	5,365	5,470,354
Series M, 3.30%, 01/15/28 (Call 10/15/27)	755	701,016
Series O, 4.25%, 04/01/29 (Call 01/01/29)	2,882	2,735,168
Series Q, 0.80%, 08/15/25 (Call 07/15/25)(a)	2,088	1,967,465
Series U, 1.40%, 08/15/26 (Call 07/15/26)	1,852	1,691,428
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	4,190	3,915,984
3.40%, 04/15/26 (Call 01/15/26)(a)	4,451	4,304,599
3.95%, 06/15/25 (Call 03/15/25)	5,171	5,082,522
5.15%, 03/15/28 (Call 02/15/28)	9,810	9,761,725
5.15%, 03/15/29 (Call 02/15/29)	4,185	4,163,144
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(a)(b)	6,489	6,085,412
FirstEnergy Corp.
Series A, 1.60%, 01/15/26 (Call 12/15/25)	500	469,301
Series B, 4.15%, 07/15/27 (Call 04/15/27)	725	690,466
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(a)(b)	1,960	1,820,209
4.30%, 01/15/29 (Call 10/15/28)(a)(b)	3,160	3,022,856
5.20%, 04/01/28 (Call 03/01/28)(a)(b)	3,070	3,059,752
Series 144A, 5.15%, 03/30/26(a)(b)	1,960	1,937,836
FirstEnergy Transmission LLC, 2.87%, 09/15/28 (Call 07/15/28)(b)	1,860	1,685,565
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	4,001	3,878,622
4.40%, 05/15/28 (Call 03/15/28)	9,947	9,721,993
4.45%, 05/15/26 (Call 04/15/26)(a)	3,280	3,237,219
5.05%, 04/01/28 (Call 03/01/28)	11,524	11,538,491
5.15%, 06/15/29 (Call 05/15/29)	3,645	3,655,864
Series A, 3.30%, 05/30/27 (Call 02/28/27)(a)	2,223	2,106,721
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	7,358	6,959,848
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	2,489	2,402,349
3.25%, 03/30/27 (Call 12/30/26)(a)	2,645	2,508,787
4.65%, 05/16/28 (Call 03/16/28)	5,082	4,993,419
5.00%, 02/23/27 (Call 01/23/27)(a)	1,165	1,162,584

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)(a)	$2,505	$2,375,818
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)(a)	794	772,785
3.60%, 04/01/29 (Call 01/01/29)	2,275	2,113,771
4.10%, 09/26/28 (Call 06/26/28)	3,760	3,594,961
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	3,114	2,977,946
3.35%, 11/15/27 (Call 08/15/27)	3,725	3,494,668
4.95%, 09/22/27 (Call 08/22/27)(b)	6,332	6,250,920
Jersey Central Power & Light Co., 4.30%, 01/15/26 (Call 10/15/25)(b)	4,185	4,099,655
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(b)	3,630	3,463,408
4.88%, 05/24/26 (Call 02/24/26)(b)	400	390,296
Kentucky Utilities Co., 3.30%, 10/01/25 (Call 07/01/25)(a)	2,283	2,216,456
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(a)(b)	1,885	1,745,459
Liberty Utilities Co., 5.58%, 01/31/29 (Call 12/31/28)(a)(b)	2,820	2,815,653
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)(a)	1,075	1,044,875
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	4,725	4,484,166
3.65%, 04/15/29 (Call 01/15/29)(a)	8,640	8,120,241
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28 (Call 02/15/28)(a)(b)	4,830	4,621,346
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)(a)	1,120	1,070,528
Monongahela Power Co., 3.55%, 05/15/27 (Call 02/15/27)(a)(b)	3,267	3,106,865
Narragansett Electric Co. (The), 3.92%, 08/01/28 (Call 05/01/28)(a)(b)	410	392,213
National Grid PLC, 5.60%, 06/12/28 (Call 05/12/28)	6,400	6,437,713
National Rural Utilities Cooperative
Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)(a)	3,931	3,614,666
3.05%, 04/25/27 (Call 01/25/27)	2,425	2,290,939
3.25%, 11/01/25 (Call 08/01/25)(a)	2,542	2,467,282
3.40%, 02/07/28 (Call 11/07/27)(a)	5,010	4,728,241
3.45%, 06/15/25(a)	2,048	2,004,684
3.70%, 03/15/29 (Call 12/15/28)(a)	2,755	2,583,243
3.90%, 11/01/28 (Call 08/01/28)(a)	1,599	1,517,861
4.45%, 03/13/26 (Call 02/13/26)	3,740	3,691,061
4.80%, 02/05/27 (Call 01/05/27)(a)	3,910	3,885,088
4.80%, 03/15/28 (Call 02/15/28)	4,323	4,281,603
4.85%, 02/07/29 (Call 01/07/29)(a)	2,905	2,873,388
5.05%, 09/15/28 (Call 08/15/28)(a)	3,850	3,833,385
5.10%, 05/06/27 (Call 04/06/27)	1,750	1,747,828
5.15%, 06/15/29 (Call 05/15/29)	1,750	1,745,298
5.25%, 04/20/46 (Call 04/20/26),
(3-mo. LIBOR US + 3.630%)(a)(c)	1,195	1,156,733
5.45%, 10/30/25	3,255	3,252,880
5.60%, 11/13/26 (Call 10/13/26)	2,220	2,237,455
7.13%, 09/15/53 (Call 06/15/28),
(5-year CMT + 3.533%)(c)	220	226,209
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	2,755	2,587,922
Security	Par (000)	Value

Electric (continued)
New York State Electric & Gas Corp.
3.25%, 12/01/26 (Call 09/01/26)(a)(b)	$1,795	$1,683,939
5.65%, 08/15/28 (Call 07/15/28)(a)(b)	1,965	1,987,976
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)(a)	6,282	5,759,821
1.90%, 06/15/28 (Call 04/15/28)	7,010	6,163,646
3.50%, 04/01/29 (Call 01/01/29)	3,195	2,952,019
3.55%, 05/01/27 (Call 02/01/27)(a)	9,415	8,977,274
3.80%, 03/15/82 (Call 03/15/27),
(5-year CMT + 2.547%)(a)(c)	2,665	2,420,843
4.45%, 06/20/25	5,955	5,895,490
4.63%, 07/15/27 (Call 06/15/27)	9,538	9,363,790
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(a)(c)	3,190	2,923,975
4.90%, 02/28/28 (Call 01/28/28)	10,935	10,804,611
4.90%, 03/15/29 (Call 02/15/29)	5,820	5,737,876
4.95%, 01/29/26	6,090	6,050,670
5.75%, 09/01/25	4,425	4,432,593
Niagara Mohawk Power Corp., 4.28%, 12/15/28 (Call 09/15/28)(b)	1,450	1,373,898
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	3,293	3,099,416
2.45%, 12/02/27 (Call 10/02/27)(b)	6,355	5,707,511
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)(a)	1,293	1,222,898
3.20%, 05/15/27 (Call 02/15/27)	3,151	2,997,284
3.25%, 11/15/25 (Call 08/15/25)	1,290	1,248,135
3.25%, 05/15/29 (Call 02/15/29)(a)	2,320	2,136,635
OGE Energy Corp., 5.45%, 05/15/29 (Call 04/15/29)(a)	2,175	2,180,325
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	3,215	3,052,978
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)(a)	3,195	3,002,147
3.70%, 11/15/28 (Call 08/15/28)(a)	3,790	3,585,773
4.30%, 05/15/28 (Call 04/15/28)(a)	1,555	1,516,199
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	6,533	5,887,326
2.95%, 03/01/26 (Call 12/01/25)	3,869	3,690,253
3.00%, 06/15/28 (Call 04/15/28)	5,517	5,030,862
3.15%, 01/01/26(a)	12,188	11,712,802
3.30%, 03/15/27 (Call 12/15/26)(a)	2,855	2,695,899
3.30%, 12/01/27 (Call 09/01/27)	7,470	6,939,431
3.45%, 07/01/25	5,329	5,203,479
3.50%, 06/15/25 (Call 03/15/25)(a)	4,164	4,064,575
3.75%, 07/01/28	5,655	5,268,061
4.20%, 03/01/29 (Call 01/01/29)	2,295	2,163,916
4.65%, 08/01/28 (Call 05/01/28)(a)	1,870	1,798,924
4.95%, 06/08/25(a)	2,167	2,147,279
5.45%, 06/15/27 (Call 05/15/27)(a)	3,052	3,044,419
5.55%, 05/15/29 (Call 04/15/29)	4,840	4,836,714
6.10%, 01/15/29 (Call 12/15/28)	3,932	4,013,076
PacifiCorp
3.35%, 07/01/25 (Call 04/01/25)(a)	1,650	1,611,912
5.10%, 02/15/29 (Call 01/15/29)(a)	4,180	4,151,221
Palomino Funding Trust I, 7.23%, 05/17/28 (Call 04/17/28)(b)	3,030	3,159,352
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	2,336	2,272,448
Pertamina Geothermal Energy PT, 5.15%, 04/27/28 (Call 03/27/28)(b)	50	49,429

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.13%, 05/15/27(a)(b)	$11,710	$11,251,881
5.38%, 01/25/29(b)	105	103,872
5.45%, 05/21/28(a)(b)	8,325	8,289,724
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)(a)	3,614	3,445,744
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	4,598	4,411,870
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	900	850,923
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)(a)	2,155	2,103,912
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	2,978	2,765,874
2.25%, 09/15/26 (Call 06/15/26)	3,068	2,874,850
3.00%, 05/15/27 (Call 02/15/27)	2,934	2,772,694
3.20%, 05/15/29 (Call 02/15/29)	380	348,917
3.65%, 09/01/28 (Call 06/01/28)	770	729,892
3.70%, 05/01/28 (Call 02/01/28)(a)	620	590,544
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	3,501	3,305,570
5.20%, 04/01/29 (Call 03/01/29)	4,135	4,105,975
5.85%, 11/15/27 (Call 10/15/27)	4,465	4,542,040
5.88%, 10/15/28 (Call 09/15/28)(a)	9,210	9,380,886
Puget Energy Inc., 2.38%, 06/15/28
(Call 04/15/28)	4,012	3,557,095
Puget Sound Energy Inc., 7.02%, 12/01/27(a)	1,120	1,164,515
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	2,500	2,353,577
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	3,350	3,179,693
4.95%, 08/15/28 (Call 07/15/28)	4,570	4,559,934
6.00%, 06/01/26(a)	1,820	1,848,879
Sempra
3.25%, 06/15/27 (Call 03/15/27)	4,298	4,041,421
3.40%, 02/01/28 (Call 11/01/27)	5,980	5,615,007
3.70%, 04/01/29 (Call 02/01/29)	3,315	3,084,724
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(c)	7,108	6,530,353
5.40%, 08/01/26 (Call 07/01/26)	5,352	5,340,945
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	2,576	2,447,977
Southern California Edison Co.
4.88%, 02/01/27 (Call 01/01/27)	3,290	3,264,215
4.90%, 06/01/26 (Call 05/01/26)	2,665	2,643,671
5.30%, 03/01/28 (Call 02/01/28)	2,505	2,510,817
5.35%, 03/01/26	3,195	3,194,107
5.65%, 10/01/28 (Call 09/01/28)	5,542	5,631,081
5.85%, 11/01/27 (Call 10/01/27)(a)	6,150	6,267,397
6.65%, 04/01/29	1,225	1,284,567
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)(a)	2,649	2,474,507
Series A, 4.20%, 03/01/29 (Call 12/01/28)	3,275	3,126,612
Series B, 3.65%, 03/01/28 (Call 12/01/27)	170	160,580
Series C, 4.20%, 06/01/25(a)	2,145	2,119,100
Series D, 4.70%, 06/01/27 (Call 05/01/27)(a)	4,780	4,710,800
Series E, 3.70%, 08/01/25 (Call 06/01/25)	5,610	5,487,962
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	11,259	10,808,398
4.85%, 06/15/28 (Call 04/15/28)	5,095	5,040,833
Security	Par (000)	Value

Electric (continued)
5.11%, 08/01/27	$5,938	$5,904,778
5.15%, 10/06/25	3,325	3,312,810
5.50%, 03/15/29 (Call 01/15/29)(a)	6,560	6,631,632
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26),
(5-year CMT + 2.915%)(a)(c)	5,912	5,502,075
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	3,040	2,685,946
Series B, 4.00%, 01/15/51 (Call 10/15/25),
(5-year CMT + 3.733%)(c)	7,765	7,487,876
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)(a)	5,003	4,646,767
4.15%, 12/01/25 (Call 09/01/25)	5,163	5,063,290
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)(a)	2,673	2,507,450
Series M, 4.10%, 09/15/28 (Call 06/15/28)	2,165	2,050,282
Series N, 1.65%, 03/15/26 (Call 02/15/26)	3,388	3,170,262
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	25	23,395
SP PowerAssets Ltd.
3.00%, 09/26/27(b)	55	51,424
3.25%, 11/24/25(a)(b)	2,353	2,284,007
State Grid Overseas Investment BVI Ltd.
3.50%, 05/04/27(a)(b)	15,764	15,120,001
4.25%, 05/02/28(a)(b)	4,365	4,275,713
System Energy Resources Inc., 6.00%,
04/15/28 (Call 03/15/28)(a)	2,749	2,789,529
Tampa Electric Co., 4.90%, 03/01/29 (Call 02/01/29)(a)	3,090	3,054,536
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(b)	8,420	7,986,618
3.15%, 06/02/26(a)(b)	5,420	5,215,252
3.70%, 06/10/25(b)	1,574	1,546,759
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	3,658	3,589,545
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)(a)	3,291	3,085,489
3.50%, 03/15/29 (Call 12/15/28)	2,995	2,799,690
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	4,565	4,408,494
Series A, 3.50%, 03/15/27 (Call 12/15/26)	4,718	4,514,325
Series A, 3.80%, 04/01/28 (Call 01/01/28)	4,705	4,479,741
Series B, 2.95%, 11/15/26 (Call 08/15/26)	2,534	2,404,817
Series B, 3.75%, 05/15/27 (Call 04/15/27)	3,989	3,842,220
Vistra Operations Co. LLC, 3.70%, 01/30/27 (Call 11/30/26)(b)	5,237	4,966,421
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	3,593	3,165,927
2.20%, 12/15/28 (Call 10/15/28)(a)	3,960	3,475,904
4.75%, 01/09/26 (Call 12/09/25)	6,280	6,207,025
4.75%, 01/15/28 (Call 12/15/27)(a)	3,135	3,101,311
5.00%, 09/27/25 (Call 08/27/25)(a)	3,215	3,193,124
5.15%, 10/01/27 (Call 09/01/27)(a)	2,990	2,976,498
5.60%, 09/12/26 (Call 08/12/26)	3,665	3,680,202
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	264	232,053
3.10%, 06/01/25 (Call 03/01/25)(a)	1,405	1,372,672
5.00%, 05/15/29 (Call 04/15/29)	2,330	2,320,004
Wisconsin Power and Light Co., 3.05%,
10/15/27 (Call 07/15/27)	2,634	2,466,021

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Wisconsin Public Service Corp., 5.35%, 11/10/25 (Call 10/10/25)(a)	$1,877	$1,876,838
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	3,014	2,731,362
3.30%, 06/01/25 (Call 12/01/24)	3,966	3,872,215
3.35%, 12/01/26 (Call 06/01/26)	3,515	3,342,336
4.00%, 06/15/28 (Call 12/15/27)(a)	3,720	3,539,636
		1,255,136,030
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	4,747	4,316,839
1.80%, 10/15/27 (Call 08/15/27)(a)	1,914	1,734,365
2.00%, 12/21/28 (Call 10/21/28)(a)	3,635	3,207,021
3.15%, 06/01/25 (Call 03/01/25)	3,524	3,449,272
		12,707,497
Electronics — 0.6%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)	2,240	2,117,074
Amphenol Corp.
4.75%, 03/30/26(a)	2,150	2,126,331
5.05%, 04/05/27 (Call 03/05/27)(a)	1,485	1,481,415
5.05%, 04/05/29 (Call 03/05/29)(a)	3,070	3,061,276
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)(a)	3,710	3,518,988
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	3,480	3,414,270
6.25%, 03/15/28 (Call 02/15/28)(a)	3,650	3,734,229
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	4,160	4,025,975
4.75%, 06/15/25 (Call 03/15/25)(a)	3,620	3,583,156
6.00%, 01/15/28 (Call 12/15/27)	3,015	3,049,727
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	5,735	5,482,233
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	6,217	5,619,400
1.35%, 06/01/25 (Call 05/01/25)	8,152	7,835,853
2.50%, 11/01/26 (Call 08/01/26)(a)	9,117	8,603,652
4.25%, 01/15/29 (Call 12/15/28)	5,025	4,898,808
4.95%, 02/15/28 (Call 01/15/28)	3,338	3,355,089
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	1,410	1,325,231
3.35%, 03/01/26 (Call 12/01/25)	2,731	2,637,315
3.50%, 02/15/28 (Call 11/15/27)(a)	3,440	3,248,237
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	2,961	2,751,479
3.95%, 01/12/28 (Call 10/12/27)	1,625	1,536,974
4.25%, 05/15/27 (Call 04/15/27)(a)	5,773	5,571,092
5.45%, 02/01/29 (Call 01/01/29)(a)	2,065	2,056,154
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	4,449	4,362,680
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	4,039	3,711,583
2.38%, 08/09/28 (Call 06/09/28)(a)	1,945	1,718,512
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)(a)	4,640	4,553,090
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)(a)	3,244	3,055,819
3.70%, 02/15/26 (Call 11/15/25)(a)	2,204	2,146,977
4.50%, 02/13/26(a)	3,125	3,084,079
Security	Par (000)	Value

Electronics (continued)
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	$3,267	$3,032,744
2.40%, 04/01/28 (Call 02/01/28)(a)	3,240	2,840,537
		113,539,979
Engineering & Construction — 0.2%
Jacobs Engineering Group Inc., 6.35%, 08/18/28 (Call 07/18/28)(a)	5,947	6,100,681
MasTec Inc., 4.50%, 08/15/28 (Call 07/01/24)(a)(b)	735	693,683
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(a)(b)	3,710	3,478,692
4.25%, 10/31/26 (Call 07/31/26)(a)(b)	6,619	6,382,218
Ste Transcore Holdings Inc., 3.38%, 05/05/27 (Call 02/05/27)(b)	6,625	6,293,326
Sydney Airport Finance Co. Pty. Ltd., 3.63%, 04/28/26 (Call 01/28/26)(a)(b)	5,371	5,170,878
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(b)	6,548	6,184,441
		34,303,919
Entertainment — 0.2%
Flutter Treasury Designated Activity Co., 6.38%,
04/29/29 (Call 04/15/26)(a)(b)	2,975	2,990,199
Warnermedia Holdings Inc.
3.76%, 03/15/27 (Call 02/15/27)	24,835	23,551,309
4.05%, 03/15/29 (Call 01/15/29)	8,555	7,877,416
6.41%, 03/15/26 (Call 06/11/24)	5,470	5,469,768
		39,888,692
Environmental Control — 0.2%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	2,520	2,361,626
2.90%, 07/01/26 (Call 04/01/26)(a)	3,234	3,097,898
3.38%, 11/15/27 (Call 08/15/27)	3,230	3,058,403
3.95%, 05/15/28 (Call 02/15/28)	5,797	5,560,352
4.88%, 04/01/29 (Call 03/01/29)	4,955	4,897,054
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(b)	5,180	5,187,066
5.50%, 09/18/26 (Call 08/18/26)(a)(b)	4,460	4,449,123
Waste Connections Inc.
3.50%, 05/01/29 (Call 02/01/29)(a)	2,770	2,577,366
4.25%, 12/01/28 (Call 09/01/28)	2,405	2,324,481
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	3,405	3,191,707
1.15%, 03/15/28 (Call 01/15/28)(a)	3,720	3,235,687
3.15%, 11/15/27 (Call 08/15/27)(a)	4,781	4,506,393
4.88%, 02/15/29 (Call 01/15/29)(a)	4,865	4,844,870
7.00%, 07/15/28	810	873,532
		50,165,558
Food — 1.7%
Ahold Finance USA LLC, 6.88%, 05/01/29	3,385	3,616,159
Bimbo Bakeries USA Inc., 6.05%, 01/15/29 (Call 12/15/28)(a)(b)	920	943,520
Campbell Soup Co.
4.15%, 03/15/28 (Call 12/15/27)	6,729	6,488,355
5.20%, 03/19/27(a)	3,200	3,201,765
5.20%, 03/21/29 (Call 02/21/29)	3,410	3,392,896
5.30%, 03/20/26	2,665	2,658,985
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(a)(b)	4,685	4,467,788
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	6,797	5,949,551
4.60%, 11/01/25 (Call 09/01/25)	6,494	6,407,147

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.85%, 11/01/28 (Call 08/01/28)	$6,515	$6,369,834
5.30%, 10/01/26	3,280	3,274,111
7.00%, 10/01/28	6,915	7,340,887
7.13%, 10/01/26	2,505	2,600,873
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(b)	12,389	11,742,429
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)	1,440	1,376,517
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(a)	4,799	4,559,490
4.20%, 04/17/28 (Call 01/17/28)(a)	11,307	10,924,614
4.70%, 01/30/27 (Call 12/20/26)(a)	2,905	2,865,562
5.24%, 11/18/25 (Call 06/17/24)	2,770	2,759,631
5.50%, 10/17/28 (Call 09/17/28)(a)	3,192	3,232,601
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	2,298	2,199,450
2.30%, 08/15/26 (Call 05/15/26)(a)	3,264	3,072,143
3.20%, 08/21/25 (Call 05/21/25)(a)	2,000	1,950,678
4.25%, 05/04/28 (Call 04/04/28)(a)	2,625	2,571,918
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)(a)	5,727	5,055,542
4.80%, 03/30/27 (Call 02/28/27)	2,870	2,856,513
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)(a)	3,222	3,062,887
J.M. Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)(a)	3,670	3,460,508
5.90%, 11/15/28 (Call 10/15/28)(a)	5,532	5,678,077
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
2.50%, 01/15/27 (Call 12/15/26)(a)	6,150	5,663,358
3.00%, 02/02/29 (Call 12/02/28)	3,790	3,351,054
5.13%, 02/01/28 (Call 01/01/28)	5,959	5,856,346
Kellanova
3.25%, 04/01/26	4,896	4,714,190
3.40%, 11/15/27 (Call 08/15/27)(a)	4,260	4,016,852
4.30%, 05/15/28 (Call 02/15/28)	4,225	4,105,441
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	11,732	11,227,462
3.88%, 05/15/27 (Call 02/15/27)	8,587	8,306,324
4.63%, 01/30/29 (Call 10/30/28)(a)	2,695	2,647,682
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	4,811	4,534,057
3.50%, 02/01/26 (Call 11/01/25)(a)	3,412	3,312,918
3.70%, 08/01/27 (Call 05/01/27)	4,065	3,901,774
4.50%, 01/15/29 (Call 10/15/28)(a)	3,640	3,561,215
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(a)(b)	3,313	3,031,220
4.55%, 04/20/28 (Call 03/20/28)(b)	6,508	6,382,997
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	3,258	3,020,830
3.25%, 11/15/25 (Call 08/15/25)	1,715	1,661,838
3.40%, 08/15/27 (Call 05/15/27)	5,023	4,758,873
Mondelez International Holdings Netherlands BV
1.25%, 09/24/26 (Call 08/24/26)(a)(b)	2,275	2,075,835
4.25%, 09/15/25(b)	3,475	3,417,693
Mondelez International Inc.
2.63%, 03/17/27 (Call 02/17/27)	4,645	4,344,220
4.13%, 05/07/28 (Call 02/07/28)(a)	3,398	3,295,688
4.75%, 02/20/29 (Call 01/20/29)	3,455	3,396,774
Nestle Capital Corp., 4.65%, 03/12/29 (Call 02/12/29)(a)(b)	4,175	4,115,689
Security	Par (000)	Value

Food (continued)
Nestle Holdings Inc.
0.63%, 01/15/26 (Call 12/15/25)(a)(b)	$4,762	$4,438,381
1.00%, 09/15/27 (Call 07/15/27)(a)(b)	6,988	6,143,983
1.15%, 01/14/27 (Call 12/14/26)(a)(b)	3,198	2,896,100
1.50%, 09/14/28 (Call 07/14/28)(a)(b)	6,555	5,678,222
3.50%, 09/24/25 (Call 07/24/25)(a)(b)	5,695	5,570,962
3.63%, 09/24/28 (Call 06/24/28)(b)	8,415	7,974,082
4.00%, 09/12/25 (Call 08/12/25)(a)(b)	4,722	4,652,911
4.13%, 10/01/27 (Call 09/01/27)(a)(b)	3,270	3,186,366
5.00%, 03/14/28 (Call 02/14/28)(a)(b)	5,388	5,396,421
5.00%, 09/12/28 (Call 08/12/28)(a)(b)	3,090	3,094,289
5.25%, 03/13/26(a)(b)	6,010	6,026,764
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 06/28/24)(b)	1,696	1,681,704
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(b)	90	87,883
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(b)	3,460	3,316,932
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	5,323	5,026,113
3.30%, 07/15/26 (Call 04/15/26)	6,364	6,107,475
3.75%, 10/01/25 (Call 07/01/25)(a)	5,013	4,896,697
5.75%, 01/17/29 (Call 12/17/28)	3,760	3,833,975
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	9,012	8,571,400
4.00%, 03/01/26 (Call 01/01/26)	5,172	5,044,279
4.35%, 03/01/29 (Call 12/01/28)	6,235	5,987,926
5.40%, 03/15/29 (Call 02/15/29)	3,695	3,691,795
Walmart Inc.,3.90%,09/09/25	10,580	10,426,933
		342,512,354
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	3,465	3,233,123
4.25%, 04/30/29 (Call 01/30/29)(b)	1,167	1,084,329
Georgia-Pacific LLC
0.95%, 05/15/26 (Call 04/15/26)(a)(b)	4,862	4,468,346
1.75%, 09/30/25 (Call 08/30/25)(b)	5,727	5,457,854
2.10%, 04/30/27 (Call 02/28/27)(b)	3,795	3,475,272
7.25%, 06/01/28	340	365,346
Inversiones CMPC SA, 4.38%, 04/04/27(a)(b)	2,438	2,366,667
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(a)	5,159	5,266,531
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	925	804,424
5.75%, 07/14/26(a)(b)	860	854,518
6.00%, 01/15/29 (Call 10/15/28)	10,906	10,790,824
Suzano International Finance BV, 5.50%, 01/17/27	5,240	5,181,765
UPM-Kymmene OYJ, 7.45%, 11/26/27(a)(b)	1,040	1,085,509
		44,434,508
Gas — 0.4%
APA Infrastructure Ltd., 4.25%, 07/15/27 (Call 04/15/27)(a)(b)	4,285	4,157,624
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	2,348	2,210,282
Boston Gas Co., 3.15%, 08/01/27 (Call 05/01/27)(a)(b)	2,890	2,672,479
Brooklyn Union Gas Co. (The) 3.41%, 03/10/26 (Call 12/10/25)(b)	3,486	3,339,123
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	2,115	1,965,660

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
4.63%, 08/05/27 (Call 07/05/27)(a)(b)	$2,195	$2,123,356
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (Call 01/01/28)(a)	1,335	1,276,848
5.25%, 03/01/28 (Call 02/01/28)	5,640	5,639,188
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(b)	3,399	3,243,669
ENN Energy Holdings Ltd., 4.63%, 05/17/27 (Call 04/17/27)(b)	15	14,660
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(b)	5,836	5,457,673
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	2,413	2,292,310
4.75%, 09/01/28 (Call 06/01/28)(a)	1,455	1,409,998
5.20%, 07/15/25 (Call 04/15/25)(a)	2,581	2,567,065
5.50%, 01/15/26 (Call 12/15/25)	3,475	3,460,207
5.50%, 10/01/26(a)	2,050	2,042,279
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	8,278	7,833,619
3.49%, 05/15/27 (Call 02/15/27)	5,648	5,372,589
5.25%, 03/30/28 (Call 02/29/28)	6,000	5,983,816
ONE Gas Inc., 5.10%, 04/01/29 (Call 03/01/29)(a)	1,780	1,777,373
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	4,210	3,961,999
3.20%, 06/15/25 (Call 03/15/25)	2,891	2,825,677
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	5,000	4,741,451
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)(a)	5,050	4,838,530
3.88%, 11/15/25 (Call 08/15/25)	1,935	1,889,015
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	234	220,975
5.45%, 03/23/28 (Call 02/23/28)(a)	2,027	2,033,648
5.80%, 12/01/27 (Call 11/01/27)(a)	1,290	1,303,686
Spire Inc., 5.30%, 03/01/26	40	39,845
		86,694,644
Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)(a)	2,695	2,617,245
Regal Rexnord Corp.
6.05%, 02/15/26(a)	5,985	6,001,328
6.05%, 04/15/28 (Call 03/15/28)	8,578	8,707,945
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)	808	773,672
Stanley Black & Decker Inc.
3.40%, 03/01/26 (Call 01/01/26)	3,354	3,238,955
4.25%, 11/15/28 (Call 08/15/28)(a)	2,670	2,566,653
6.00%, 03/06/28 (Call 02/06/28)(a)	2,723	2,803,376
6.27%, 03/06/26 (Call 06/11/24)(a)	1,070	1,070,060
		27,779,234
Health Care - Products — 0.7%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	2,290	2,017,762
3.75%, 11/30/26 (Call 08/30/26)	10,420	10,134,000
3.88%, 09/15/25 (Call 06/15/25)	3,455	3,402,064
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	1,856	1,763,899
Alcon Finance Corp., 2.75%, 09/23/26 (Call 07/23/26)(b)	3,269	3,083,286
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	8,807	8,039,208
2.27%, 12/01/28 (Call 10/01/28)	8,545	7,480,598
Security	Par (000)	Value

Health Care - Products (continued)
2.60%, 08/15/26 (Call 05/15/26)(a)	$4,710	$4,429,345
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	3,751	3,621,092
3.75%, 03/01/26 (Call 01/01/26)(a)	472	458,533
4.00%, 03/01/28 (Call 12/01/27)(a)	600	578,527
4.00%, 03/01/29 (Call 12/01/28)(a)	745	708,456
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	3,580	3,497,333
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	2,525	2,434,488
GE HealthCare Technologies Inc.
5.60%, 11/15/25 (Call 10/15/25)	9,450	9,456,514
5.65%, 11/15/27 (Call 10/15/27)(a)	11,210	11,344,079
Medtronic Global Holdings SCA, 4.25%, 03/30/28 (Call 02/29/28)	6,738	6,561,948
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	2,832	2,611,673
Revvity Inc., 1.90%, 09/15/28 (Call 07/15/28)(a)	1,750	1,519,254
Smith & Nephew PLC, 5.15%, 03/20/27 (Call 02/20/27)	1,020	1,015,416
Solventum Corp.
5.40%, 03/01/29 (Call 02/01/29)(a)(b)	10,652	10,585,194
5.45%, 02/25/27 (Call 01/25/27)(b)	4,240	4,233,491
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	4,288	4,102,475
3.38%, 11/01/25 (Call 08/01/25)	4,789	4,653,581
3.50%, 03/15/26 (Call 12/15/25)	6,066	5,880,261
3.65%, 03/07/28 (Call 12/07/27)	4,313	4,096,739
4.85%, 12/08/28 (Call 11/08/28)(a)	3,845	3,801,580
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)(a)	4,565	4,006,288
4.80%, 11/21/27 (Call 10/21/27)(a)	4,279	4,256,858
4.95%, 08/10/26 (Call 07/10/26)(a)	5,760	5,738,275
5.00%, 12/05/26 (Call 11/05/26)(a)	4,065	4,058,537
5.00%, 01/31/29 (Call 12/31/28)(a)	6,755	6,753,043
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)(a)	4,002	3,849,785
5.35%, 12/01/28 (Call 11/01/28)(a)	3,975	4,000,272
		154,173,854
Health Care - Services — 1.7%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	1,415	1,264,531
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	3,415	3,258,631
Bon Secours Mercy Health Inc., Series 2018, 4.30%, 07/01/28 (Call 01/01/28)(a)	180	174,255
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	12,992	11,455,586
4.25%, 12/15/27 (Call 06/17/24)(a)	15,933	15,161,701
CommonSpirit Health, 1.55%, 10/01/25 (Call 07/01/25)	2,997	2,833,852
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)(a)	4,986	4,656,763
3.65%, 12/01/27 (Call 09/01/27)	10,243	9,746,451
4.10%, 03/01/28 (Call 12/01/27)(a)	8,048	7,759,008
4.90%, 02/08/26 (Call 06/11/24)	3,658	3,624,295
5.15%, 06/15/29 (Call 05/15/29)(a)	3,540	3,533,691
5.35%, 10/15/25 (Call 09/15/25)(a)	2,505	2,499,156
Fresenius Medical Care U.S. Finance III Inc., 1.88%, 12/01/26 (Call 11/01/26)(a)(b)	5,225	4,736,818

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	$5,924	$5,581,481
3.38%, 03/15/29 (Call 01/15/29)	5,115	4,670,156
4.50%, 02/15/27 (Call 08/15/26)	7,390	7,212,205
5.20%, 06/01/28 (Call 05/01/28)	9,747	9,671,158
5.25%, 06/15/26 (Call 12/15/25)	9,221	9,168,399
5.38%, 09/01/26 (Call 03/01/26)	6,314	6,292,489
5.63%, 09/01/28 (Call 03/01/28)	9,315	9,365,047
5.88%, 02/15/26 (Call 08/15/25)	9,475	9,489,327
5.88%, 02/01/29 (Call 08/01/28)	5,545	5,625,823
7.69%, 06/15/25	1,900	1,933,065
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25
(Call 05/01/25)(b)	3,951	3,790,061
Highmark Inc., 1.45%, 05/10/26
(Call 04/10/26)(b)	2,813	2,575,665
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	4,615	4,161,890
3.70%, 03/23/29 (Call 02/23/29)	3,730	3,477,917
3.95%, 03/15/27 (Call 12/15/26)	3,099	2,987,692
5.70%, 03/13/26 (Call 06/11/24)	1,875	1,874,904
5.75%, 03/01/28 (Call 02/01/28)(a)	3,885	3,934,958
5.75%, 12/01/28 (Call 11/01/28)	2,605	2,646,550
ICON Investments Six DAC
5.81%, 05/08/27 (Call 04/08/27)	1,200	1,209,211
5.85%, 05/08/29 (Call 04/08/29)	4,200	4,252,670
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)(a)	5,385	5,407,678
6.25%, 02/01/29 (Call 01/01/29)	4,980	5,098,653
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	1,975	1,884,487
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)(a)	3,227	2,988,728
3.60%, 09/01/27 (Call 06/01/27)(a)	4,211	4,010,894
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	2,316	2,170,034
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)	1,017	933,783
Providence St. Joseph Health Obligated Group,
Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	1,030	966,085
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	3,363	3,240,485
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(a)(b)	4,097	3,816,274
1.93%, 12/13/28 (Call 10/13/28)(b)	11,685	10,244,879
2.31%, 03/10/27 (Call 02/10/27)(b)	7,512	6,997,164
2.38%, 01/28/27 (Call 10/28/26)(a)(b)	5,203	4,867,532
2.63%, 05/15/26 (Call 02/15/26)(a)(b)	6,065	5,792,801
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	3,327	3,229,645
4.79%, 03/08/29 (Call 02/08/29)(a)(b)	6,070	6,026,766
5.27%, 11/13/26 (Call 10/13/26)(a)(b)	7,000	7,032,856
5.34%, 11/13/28 (Call 10/13/28)(b)	8,380	8,495,488
SSM Health Care Corp.
4.89%, 06/01/28 (Call 03/01/28)(a)	60	59,374
Series A, 3.82%, 06/01/27 (Call 03/01/27)	1,130	1,086,669
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	653	621,458
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(a)	4,015	3,875,479
1.15%, 05/15/26 (Call 04/15/26)	6,262	5,800,242
1.25%, 01/15/26(a)	3,259	3,060,702
Security	Par (000)	Value

Health Care - Services (continued)
2.95%, 10/15/27	$6,018	$5,633,629
3.10%, 03/15/26	6,285	6,068,486
3.38%, 04/15/27(a)	3,951	3,782,409
3.45%, 01/15/27	4,809	4,625,719
3.70%, 12/15/25	2,038	1,990,838
3.75%, 07/15/25	12,248	12,047,524
3.85%, 06/15/28	7,696	7,371,999
3.88%, 12/15/28	5,832	5,570,252
4.00%, 05/15/29 (Call 03/15/29)	3,970	3,795,056
4.25%, 01/15/29 (Call 12/15/28)	8,180	7,918,597
4.60%, 04/15/27 (Call 03/15/27)	3,500	3,461,261
4.70%, 04/15/29 (Call 03/15/29)	2,885	2,844,703
5.15%, 10/15/25(a)	4,784	4,778,363
5.25%, 02/15/28 (Call 01/15/28)	6,664	6,730,578
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)	4,065	3,708,637
		348,661,613
Holding Companies - Diversified — 1.2%
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	1,225	1,109,060
3.75%, 07/15/27 (Call 06/15/27)(b)	3,500	3,197,782
3.95%, 07/15/26 (Call 06/15/26)(b)	2,805	2,648,135
6.50%, 02/08/29 (Call 01/08/29)(a)(b)	2,850	2,804,325
7.95%, 08/11/28 (Call 07/11/28)(b)	250	260,406
Apollo Debt Solutions BDC, 6.90%, 04/13/29 (Call 03/13/29)(b)	3,970	3,996,815
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	7,300	6,733,919
2.88%, 06/15/27 (Call 05/15/27)	3,086	2,833,171
2.88%, 06/15/28 (Call 04/15/28)(a)	7,221	6,418,358
3.25%, 07/15/25 (Call 06/15/25)(a)	8,024	7,773,796
3.88%, 01/15/26 (Call 12/15/25)	7,371	7,109,142
5.88%, 03/01/29 (Call 02/01/29)	6,015	5,948,113
5.95%, 07/15/29 (Call 06/15/29)	1,145	1,130,169
7.00%, 01/15/27	3,145	3,213,185
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)(a)	1,890	1,736,393
2.95%, 03/10/26 (Call 02/10/26)	2,504	2,357,512
Barings BDC Inc.
3.30%, 11/23/26 (Call 10/13/26)(a)	1,765	1,624,396
7.00%, 02/15/29 (Call 01/15/29)	1,635	1,639,704
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	7,487	6,838,127
3.25%, 03/15/27 (Call 02/15/27)	6,085	5,613,834
4.00%, 01/15/29 (Call 11/15/28)(a)	1,000	916,491
5.95%, 07/16/29 (Call 06/16/29)(b)	1,675	1,648,270
7.05%, 09/29/25(a)	5,643	5,697,472
7.30%, 11/27/28 (Call 10/27/28)(a)(b)	2,530	2,637,093
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	3,554	3,205,636
2.75%, 09/16/26 (Call 08/19/26)	4,243	3,928,587
2.85%, 09/30/28 (Call 07/30/28)	3,750	3,291,778
3.63%, 01/15/26 (Call 12/15/25)	5,565	5,335,651
5.88%, 11/15/27 (Call 10/15/27)	1,695	1,683,920
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	2,904	2,656,368
2.88%, 06/11/28 (Call 04/11/28)(a)	3,335	2,950,382
3.40%, 07/15/26 (Call 06/15/26)	6,252	5,886,236
3.75%, 07/22/25 (Call 06/22/25)(a)	3,528	3,428,849
4.25%, 01/15/26 (Call 12/15/25)(a)	3,424	3,318,013
5.95%, 03/15/29 (Call 02/15/29)	3,680	3,650,034

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Blue Owl Capital Corp. II, 8.45%, 11/15/26 (Call 10/15/26)(a)(b)	$415	$427,997
Blue Owl Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(a)	2,009	1,833,277
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)(a)	2,165	2,001,928
4.70%, 02/08/27 (Call 01/08/27)	3,040	2,897,572
7.75%, 09/16/27 (Call 08/16/27)(a)	3,720	3,852,687
7.75%, 01/15/29 (Call 12/15/28)	3,330	3,461,388
7.95%, 06/13/28 (Call 05/13/28)	3,620	3,764,710
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)(a)	1,860	1,672,753
3.75%, 06/17/26 (Call 05/17/26)(b)	2,291	2,135,296
4.75%, 12/15/25 (Call 11/15/25)(a)(b)	4,436	4,282,880
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29 (Call 03/04/29)(b)	4,000	3,933,486
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)(b)	4,340	4,097,260
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	4,760	4,462,283
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	3,064	2,923,324
CK Hutchison International 19 Ltd., 3.63%, 04/11/29 (Call 01/11/29)(b)	3,448	3,213,602
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	4,835	4,508,304
Franklin BSP Lending Corp., 3.25%, 03/30/26 (Call 02/28/26)(a)	2,380	2,238,576
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	2,441	2,206,010
3.13%, 10/12/28 (Call 08/12/28)(a)	4,150	3,603,383
3.25%, 07/15/27 (Call 06/15/27)(a)	3,057	2,773,911
3.40%, 01/15/26 (Call 12/15/25)	6,583	6,262,305
7.88%, 01/15/29 (Call 12/15/28)	1,780	1,841,875
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	3,755	3,576,866
6.38%, 03/11/27	640	645,097
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	2,421	2,171,433
2.50%, 08/24/26 (Call 07/24/26)	3,320	3,056,397
7.05%, 12/05/28 (Call 11/05/28)	2,555	2,612,280
HPS Corporate Lending Fund, 6.75%, 01/30/29 (Call 12/30/28)(a)(b)	2,255	2,269,382
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	3,043	2,841,264
6.50%, 06/04/27 (Call 05/04/27)	1,775	1,775,685
6.95%, 03/01/29 (Call 02/01/29)(a)	1,925	1,959,691
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (Call 01/11/27)(a)	1,664	1,609,042
6.15%, 05/17/29 (Call 04/17/29)(a)(b)	1,925	1,903,802
New Mountain Finance Corp., 6.88%, 02/01/29 (Call 01/01/29)(a)	1,335	1,318,585
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)(a)	2,146	1,947,009
7.10%, 02/15/29 (Call 01/15/29)(a)	1,630	1,653,481
Oaktree Strategic Credit Fund, 8.40%, 11/14/28 (Call 10/14/28)(b)	615	650,207
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)(a)	1,865	1,710,146
3.44%, 10/15/28 (Call 08/15/28)(a)	1,487	1,252,931
3.71%, 01/22/26 (Call 12/22/25)(a)	2,943	2,781,866
Security	Par (000)	Value

Holding Companies - Diversified (continued)
Sixth Street Lending Partners, 6.50%, 03/11/29 (Call 02/11/29)(b)	$3,300	$3,296,576
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)(a)	1,655	1,530,684
6.13%, 03/01/29 (Call 02/01/29)(a)	1,935	1,919,710
6.95%, 08/14/28 (Call 07/14/28)(a)	1,648	1,689,208
		237,787,271
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	3,002	2,732,741
1.40%, 10/15/27 (Call 08/15/27)(a)	860	761,509
2.60%, 10/15/25 (Call 09/15/25)	2,389	2,296,376
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)(a)	4,693	4,635,124
5.00%, 06/15/27 (Call 12/15/26)(a)	2,462	2,443,598
5.25%, 06/01/26 (Call 12/01/25)(a)	1,457	1,451,910
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)(b)	50	45,737
5.13%, 06/06/27 (Call 12/06/26)(a)	335	329,305
6.00%, 06/01/25 (Call 06/14/24)(a)	40	40,114
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(a)	2,308	2,287,449
5.50%, 03/01/26 (Call 12/01/25)(a)	2,403	2,402,890
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)(a)	3,013	2,894,169
4.88%, 11/15/25 (Call 08/15/25)(a)	1,594	1,575,629
4.88%, 03/15/27 (Call 12/15/26)	2,185	2,147,676
		26,044,227
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)(a)	3,155	2,865,792
4.40%, 03/15/29 (Call 12/15/28)(a)	3,290	2,970,201
LG Electronics Inc.
5.63%, 04/24/27(b)	375	376,216
5.63%, 04/24/29(b)	245	247,969
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(a)	4,710	4,565,426
		11,025,604
Household Products & Wares — 0.2%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	3,922	3,863,521
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	3,220	3,047,990
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	1,815	1,703,859
3.90%, 05/15/28 (Call 02/15/28)(a)	4,094	3,927,852
4.40%, 05/01/29 (Call 03/01/29)(a)	2,845	2,757,365
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	2,308	2,035,928
2.75%, 02/15/26(a)	2,426	2,335,498
3.05%, 08/15/25(a)	2,305	2,247,967
3.20%, 04/25/29 (Call 01/25/29)	4,415	4,094,294
3.95%, 11/01/28 (Call 08/01/28)	520	499,896
Reckitt Benckiser Treasury Services PLC,
3.00%, 06/26/27 (Call 03/26/27)(a)(b)	15,941	14,964,341
		41,478,511
Insurance — 3.9%
Aegon Funding Co. LLC, 5.50%, 04/16/27 (Call 03/16/27)(a)(b)	3,005	2,985,573

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Aegon Ltd., 5.50%, 04/11/48 (Call 04/11/28),
(6-mo. LIBOR US + 3.540%)(c)	$4,120	$3,973,673
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	3,360	3,119,202
2.88%, 10/15/26 (Call 07/15/26)(a)	2,342	2,219,563
AIA Group Ltd.
3.60%, 04/09/29 (Call 01/09/29)(a)(b)	5,789	5,404,370
3.90%, 04/06/28 (Call 01/06/28)(b)	1,375	1,315,905
5.63%, 10/25/27 (Call 09/25/27)(a)(b)	6,390	6,481,286
Allied World Assurance Co. Holdings Ltd.,
4.35%, 10/29/25 (Call 07/29/25)(a)	2,374	2,320,626
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	4,381	4,077,335
3.28%, 12/15/26 (Call 09/15/26)	3,792	3,610,892
American International Group Inc.
4.20%, 04/01/28 (Call 01/01/28)	2,675	2,573,027
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(c)	4,885	4,789,784
American National Group Inc., 5.00%, 06/15/27 (Call 03/15/27)	3,719	3,601,477
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	4,169	3,901,586
4.50%, 12/15/28 (Call 09/15/28)	2,490	2,411,546
8.21%, 01/01/27	2,096	2,225,679
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)	4,631	4,334,197
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)(a)	5,578	5,441,203
Aon North America Inc.
5.13%, 03/01/27 (Call 02/01/27)	4,670	4,656,378
5.15%, 03/01/29 (Call 02/01/29)	6,515	6,475,089
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	3,526	3,405,897
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	920	896,698
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28 (Call 08/15/28)	2,400	2,463,827
Athene Global Funding
1.45%, 01/08/26(a)(b)	3,413	3,190,525
1.61%, 06/29/26(a)(b)	3,140	2,892,854
1.73%, 10/02/26(b)	3,384	3,095,103
1.99%, 08/19/28(b)	5,145	4,457,987
2.45%, 08/20/27(a)(b)	2,717	2,470,317
2.50%, 03/24/28(b)	3,865	3,458,288
2.55%, 06/29/25(a)(b)	2,137	2,063,437
2.72%, 01/07/29(b)	780	687,964
2.95%, 11/12/26(a)(b)	3,347	3,145,229
5.52%, 03/25/27(a)(b)	3,425	3,417,587
5.58%, 01/09/29(b)	6,515	6,510,513
5.62%, 05/08/26(b)	1,300	1,298,034
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	6,980	6,714,238
Axis Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)(a)	2,432	2,326,660
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)(a)	4,885	4,571,543
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)(a)	16,082	15,553,191
Brighthouse Financial Global Funding
1.55%, 05/24/26(a)(b)	3,465	3,190,126
2.00%, 06/28/28(a)(b)	2,020	1,745,923
Security	Par (000)	Value

Insurance (continued)
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(a)	$5,111	$4,840,874
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)(a)	1,375	1,322,602
Chubb INA Holdings LLC, 3.35%, 05/03/26 (Call 02/03/26)	9,926	9,586,441
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	145	153,203
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/15/27)	3,836	3,623,481
4.50%, 03/01/26 (Call 12/01/25)	3,935	3,866,369
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	2,905	2,810,685
CNO Global Funding
1.75%, 10/07/26(a)(b)	3,540	3,230,765
2.65%, 01/06/29(a)(b)	3,065	2,663,360
5.88%, 06/04/27(b)	1,250	1,253,061
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)	7,847	7,493,457
3.85%, 04/05/29 (Call 02/05/29)	6,100	5,687,003
6.88%, 12/15/52 (Call 09/15/27),
(5-year CMT + 3.846%)(a)(c)	6,179	6,217,733
Corebridge Global Funding
0.90%, 09/22/25(b)	1,473	1,385,159
5.20%, 01/12/29(a)(b)	4,730	4,692,738
5.75%, 07/02/26(b)	3,230	3,231,076
5.90%, 09/19/28(b)	1,720	1,747,963
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (Call 07/24/26),
(3-mo. LIBOR US + 3.660%)(a)(b)(c)(d)	8,690	8,300,187
Empower Finance 2020 LP, 1.36%, 09/17/27 (Call 07/17/27)(b)	1,250	1,099,892
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27),
(5-year CMT + 4.006%)(c)	180	175,648
5.75%, 09/01/40 (Call 09/01/25),
(5-year CMT + 5.468%)(a)(c)	260	254,705
Equitable Financial Life Global Funding
1.00%, 01/09/26(a)(b)	3,062	2,846,362
1.30%, 07/12/26(b)	3,296	3,011,961
1.40%, 07/07/25(b)	4,513	4,309,098
1.40%, 08/27/27(a)(b)	3,596	3,160,462
1.70%, 11/12/26(a)(b)	3,307	3,012,764
1.80%, 03/08/28(b)	820	721,571
5.45%, 03/03/28(a)(b)	2,962	2,948,225
5.50%, 12/02/25(a)(b)	2,600	2,593,645
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	12,140	11,654,474
7.00%, 04/01/28(a)	610	645,098
F&G Annuities & Life Inc.
6.50%, 06/04/29 (Call 05/04/29)	1,425	1,422,736
7.40%, 01/13/28 (Call 12/13/27)(a)	3,235	3,340,041
F&G Global Funding
1.75%, 06/30/26(a)(b)	4,641	4,253,470
2.00%, 09/20/28(a)(b)	810	686,857
2.30%, 04/11/27(a)(b)	2,615	2,348,169
5.15%, 07/07/25(a)(b)	1,655	1,630,360
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	3,965	3,882,715
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	905	922,862

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	$4,042	$4,021,902
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)	2,640	2,533,139
GA Global Funding Trust
1.63%, 01/15/26(a)(b)	4,531	4,238,910
1.95%, 09/15/28(a)(b)	485	421,655
2.25%, 01/06/27(a)(b)	3,770	3,457,625
5.50%, 01/08/29(a)(b)	4,515	4,495,134
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	3,570	3,364,317
Great-West Lifeco Finance 2018 LP, 4.05%,
05/17/28 (Call 02/17/28)(a)(b)	2,085	1,998,223
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	4,042	3,825,796
Guardian Life Global Funding
0.88%, 12/10/25(b)	3,569	3,331,594
1.10%, 06/23/25(b)	3,016	2,882,940
1.25%, 05/13/26(b)	1,920	1,774,028
1.25%, 11/19/27(b)	3,543	3,111,285
1.40%, 07/06/27(a)(b)	115	102,823
1.63%, 09/16/28(b)	250	217,320
3.25%, 03/29/27(a)(b)	2,575	2,447,305
5.55%, 10/28/27(b)	3,122	3,161,042
5.74%, 10/02/28(b)	2,170	2,222,123
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	2,270	2,222,801
Horace Mann Educators Corp.
4.50%, 12/01/25 (Call 09/01/25)	484	473,136
7.25%, 09/15/28 (Call 08/15/28)(a)	1,935	2,039,407
Jackson Financial Inc., 5.17%, 06/08/27 (Call 05/08/27)	1,046	1,034,906
Jackson National Life Global Funding
3.05%, 04/29/26(a)(b)	3,033	2,883,214
3.88%, 06/11/25(a)(b)	2,658	2,606,225
5.25%, 04/12/28(a)(b)	2,430	2,372,359
5.50%, 01/09/26(a)(b)	3,285	3,264,302
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	5,925	6,122,361
Liberty Mutual Group Inc., 4.57%, 02/01/29(a)(b)	3,195	3,084,395
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)(a)	2,955	2,822,391
3.80%, 03/01/28 (Call 12/01/27)(a)	3,390	3,220,974
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)(a)	3,950	3,840,054
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)(a)	3,121	2,904,498
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(a)(c)	4,585	4,384,028
4.15%, 03/04/26(a)	6,952	6,816,003
Markel Group Inc., 3.50%, 11/01/27 (Call 08/01/27)(a)	1,635	1,546,981
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	4,481	4,366,238
4.38%, 03/15/29 (Call 12/15/28)(a)	9,912	9,654,064
MassMutual Global Funding II
1.20%, 07/16/26(a)(b)	1,375	1,262,279
2.35%, 01/14/27(a)(b)	4,301	4,010,707
3.40%, 03/08/26(a)(b)	4,548	4,405,841
4.15%, 08/26/25(a)(b)	4,657	4,590,580
4.50%, 04/10/26(b)	5,135	5,068,332
Security	Par (000)	Value

Insurance (continued)
4.85%, 01/17/29(a)(b)	$3,345	$3,299,488
5.05%, 12/07/27(b)	5,050	5,029,870
5.05%, 06/14/28(a)(b)	4,085	4,060,827
5.10%, 04/09/27(b)	3,585	3,578,708
5.15%, 05/30/29(b)	3,000	2,993,015
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28),
(5-year USD ICE Swap + 3.150%)(b)(c)	180	175,842
5.20%, 10/20/45 (Call 10/20/25),
(5-year USD Swap + 4.230%)(a)(b)(c)	12,765	12,589,267
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	2,054	1,980,605
Met Tower Global Funding
1.25%, 09/14/26(a)(b)	3,486	3,180,939
3.70%, 06/13/25(a)(b)	1,785	1,754,456
4.85%, 01/16/27(b)	2,050	2,036,278
5.25%, 04/12/29(b)	4,240	4,235,808
5.40%, 06/20/26(a)(b)	3,215	3,219,361
MetLife Inc., 3.60%, 11/13/25 (Call 08/13/25)(a)	5,355	5,229,055
Metropolitan Life Global Funding I
0.95%, 07/02/25(a)(b)	9,369	8,930,097
1.88%, 01/11/27(a)(b)	5,835	5,349,898
3.00%, 09/19/27(b)	4,970	4,633,021
3.45%, 12/18/26(a)(b)	6,475	6,209,209
4.05%, 08/25/25(a)(b)	4,443	4,372,982
4.40%, 06/30/27(a)(b)	3,440	3,372,077
4.85%, 01/08/29(a)(b)	5,300	5,229,626
5.00%, 01/06/26(a)(b)	2,944	2,932,952
5.05%, 01/06/28(a)(b)	3,200	3,183,102
5.40%, 09/12/28(b)	2,915	2,932,663
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	2,100	2,150,539
MGIC Investment Corp., 5.25%, 08/15/28 (Call 06/17/24)	515	500,188
Munich Re America Corp., Series B, 7.45%, 12/15/26	20	21,068
Mutual of Omaha Companies Global Funding
5.35%, 04/09/27(b)	1,960	1,953,570
5.45%, 12/12/28(b)	1,925	1,932,507
Mutual of Omaha Cos Global Funding, 5.80%, 07/27/26(a)(b)	2,420	2,430,575
New York Life Global Funding
0.85%, 01/15/26(a)(b)	5,507	5,131,259
0.95%, 06/24/25(b)	3,308	3,155,034
1.15%, 06/09/26(b)	3,188	2,938,219
2.35%, 07/14/26(a)(b)	890	838,162
3.00%, 01/10/28(a)(b)	2,300	2,139,571
3.25%, 04/07/27(a)(b)	4,017	3,819,539
3.60%, 08/05/25(a)(b)	4,480	4,392,888
4.70%, 04/02/26(a)(b)	3,965	3,925,239
4.70%, 01/29/29(a)(b)	3,807	3,753,351
4.85%, 01/09/28(a)(b)	8,570	8,485,972
4.90%, 04/02/27(a)(b)	3,230	3,214,152
4.90%, 06/13/28(a)(b)	4,718	4,678,383
5.45%, 09/18/26(b)	4,165	4,179,747
Nippon Life Insurance Co.
4.00%, 09/19/47 (Call 09/19/27),
(5-year USD ICE Swap + 2.880%)(a)(b)(c)	3,510	3,294,296
4.70%, 01/20/46 (Call 01/20/26),
(5-year USD ICE Swap + 3.750%)(a)(b)(c)	8,754	8,539,415

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Northwestern Mutual Global Funding
0.80%, 01/14/26(a)(b)	$4,848	$4,518,736
1.70%, 06/01/28(a)(b)	3,380	2,953,777
1.75%, 01/11/27(b)	3,488	3,201,235
4.00%, 07/01/25(b)	4,130	4,070,772
4.35%, 09/15/27(a)(b)	5,150	5,019,788
4.70%, 04/06/26(a)(b)	2,900	2,868,346
4.71%, 01/10/29(a)(b)	3,275	3,225,888
4.90%, 06/12/28(a)(b)	3,450	3,413,138
5.07%, 03/25/27(a)(b)	3,615	3,614,987
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	4,053	3,905,409
Pacific Life Global Funding II
1.20%, 06/24/25(a)(b)	4,156	3,974,903
1.38%, 04/14/26(a)(b)	8,715	8,105,576
1.45%, 01/20/28(b)	930	816,801
1.60%, 09/21/28(a)(b)	900	776,501
4.90%, 04/04/28(a)(b)	3,298	3,254,965
4.90%, 01/11/29(b)	2,265	2,233,547
5.50%, 08/28/26(a)(b)	2,300	2,311,758
5.50%, 07/18/28(a)(b)	3,232	3,262,403
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(b)	250	238,051
Pricoa Global Funding I
0.80%, 09/01/25(a)(b)	2,623	2,474,078
1.20%, 09/01/26(a)(b)	4,043	3,690,278
4.20%, 08/28/25(a)(b)	1,725	1,699,365
5.10%, 05/30/28(a)(b)	3,405	3,394,432
5.55%, 08/28/26(b)	2,190	2,201,961
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)(a)	2,360	2,241,409
3.70%, 05/15/29 (Call 02/15/29)	2,840	2,630,713
Principal Life Global Funding II
0.88%, 01/12/26(a)(b)	3,800	3,533,151
1.25%, 06/23/25(b)	3,542	3,387,613
1.25%, 08/16/26(a)(b)	6,015	5,479,760
1.50%, 11/17/26(a)(b)	3,900	3,565,018
3.00%, 04/18/26(b)	4,496	4,297,204
5.00%, 01/16/27(a)(b)	3,040	3,024,056
5.10%, 01/25/29(a)(b)	2,815	2,787,305
5.50%, 06/28/28(a)(b)	2,070	2,066,542
Progressive Corp. (The)
2.45%, 01/15/27	3,394	3,171,191
2.50%, 03/15/27 (Call 02/15/27)(a)	3,180	2,967,678
4.00%, 03/01/29 (Call 12/01/28)(a)	3,615	3,444,550
6.63%, 03/01/29(a)	2,060	2,190,462
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(a)(b)	2,825	2,719,474
Protective Life Global Funding
1.17%, 07/15/25(b)	2,377	2,265,167
1.30%, 09/20/26(a)(b)	2,915	2,652,852
1.62%, 04/15/26(b)	3,332	3,104,903
1.90%, 07/06/28(a)(b)	305	269,773
4.71%, 07/06/27(a)(b)	2,635	2,594,922
4.99%, 01/12/27(a)(b)	1,980	1,970,459
5.21%, 04/14/26(b)	2,875	2,867,354
5.37%, 01/06/26(b)	3,955	3,948,361
5.47%, 12/08/28(a)(b)	3,115	3,134,426
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(a)	9,900	9,268,565
3.88%, 03/27/28 (Call 12/27/27)	3,128	2,992,378
Security	Par (000)	Value

Insurance (continued)
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(a)(c)	$4,595	$4,328,176
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(a)(c)	865	847,592
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(a)(b)	1,840	1,880,366
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)(a)	3,415	3,188,392
3.95%, 09/15/26 (Call 06/15/26)	3,584	3,470,672
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	2,178	1,960,639
2.75%, 01/21/27(a)(b)	1,495	1,379,751
4.93%, 09/01/27(b)	100	98,135
5.24%, 02/02/26(b)	725	716,167
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	1,145	1,082,714
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)(a)	2,670	2,458,676
RGA Global Funding
2.00%, 11/30/26(a)(b)	2,520	2,312,344
2.70%, 01/18/29(a)(b)	2,140	1,913,730
5.45%, 05/24/29(a)(b)	3,855	3,855,863
6.00%, 11/21/28(a)(b)	2,295	2,354,392
Sammons Financial Group Inc., 4.45%, 05/12/27 (Call 02/12/27)(a)(b)	1,715	1,642,380
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(a)(b)	2,479	2,377,019
SiriusPoint Ltd., 7.00%, 04/05/29 (Call 03/05/29)(a)	2,275	2,295,937
Sumitomo Life Insurance Co., 4.00%, 09/14/77 (Call 09/14/27),
(3-mo. LIBOR US + 2.993%)(b)(c)	65	60,945
Swiss Re America Holding Corp., 7.00%, 02/15/26(a)	165	169,078
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29),
(5-year CMT + 3.582%)(b)(c)	400	384,144
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)(a)	3,974	3,885,572
Unum Group, 3.88%, 11/05/25	2,000	1,940,495
Willis North America Inc.
4.50%, 09/15/28 (Call 06/15/28)	3,560	3,440,337
4.65%, 06/15/27 (Call 05/15/27)	5,505	5,389,589
		796,322,747
Internet — 1.6%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)(a)	16,095	15,175,771
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)(a)	6,584	6,240,940
0.80%, 08/15/27 (Call 06/15/27)(a)	7,250	6,431,744
2.00%, 08/15/26 (Call 05/15/26)	12,435	11,679,698
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	7,458	7,137,533
1.00%, 05/12/26 (Call 04/12/26)	16,427	15,212,845
1.20%, 06/03/27 (Call 04/03/27)	8,138	7,310,054
1.65%, 05/12/28 (Call 03/12/28)	13,980	12,400,428
3.15%, 08/22/27 (Call 05/22/27)	21,673	20,540,773
3.30%, 04/13/27 (Call 03/13/27)	11,387	10,898,405
3.45%, 04/13/29 (Call 02/13/29)(a)	9,003	8,501,240
4.55%, 12/01/27 (Call 11/01/27)	12,579	12,474,333
4.60%, 12/01/25	7,277	7,229,451

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
5.20%, 12/03/25 (Call 09/03/25)	$5,612	$5,619,646
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(a)	2,140	1,939,598
1.72%, 04/09/26 (Call 03/09/26)(a)	3,115	2,910,787
3.63%, 07/06/27(a)	3,740	3,555,079
4.13%, 06/30/25(a)	1,995	1,962,138
4.38%, 03/29/28 (Call 12/29/27)(a)	3,790	3,679,916
4.88%, 11/14/28 (Call 08/14/28)	200	197,156
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	3,660	3,471,167
3.60%, 06/01/26 (Call 03/01/26)	5,209	5,053,830
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)(a)	4,382	4,062,100
3.60%, 06/05/27 (Call 03/05/27)	5,642	5,400,435
5.90%, 11/22/25 (Call 10/22/25)	2,255	2,266,398
5.95%, 11/22/27 (Call 10/22/27)(a)	2,183	2,242,550
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	6,432	6,090,058
4.63%, 08/01/27 (Call 05/01/27)	5,046	4,941,091
5.00%, 02/15/26 (Call 11/15/25)(a)	4,170	4,128,490
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(a)(b)	4,025	3,834,593
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(a)	17,534	16,809,163
4.60%, 05/15/28 (Call 04/15/28)(a)	10,120	10,041,585
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	4,605	4,517,554
4.38%, 11/15/26	6,937	6,807,042
4.88%, 04/15/28	12,772	12,660,470
5.88%, 11/15/28	13,587	13,977,665
6.38%, 05/15/29	5,375	5,641,234
Prosus NV
3.26%, 01/19/27 (Call 12/19/26)(b)	4,655	4,307,418
4.85%, 07/06/27 (Call 04/06/27)(b)	396	379,780
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(a)(b)	4,774	4,511,535
3.58%, 04/11/26 (Call 02/11/26)(a)(b)	3,705	3,591,782
3.60%, 01/19/28 (Call 10/19/27)(b)	15,270	14,486,253
3.98%, 04/11/29 (Call 01/11/29)(b)	12,943	12,261,753
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)	1,977	1,877,468
VeriSign Inc., 4.75%, 07/15/27 (Call 07/01/24)	4,917	4,822,409
		319,281,358
Iron & Steel — 0.2%
ArcelorMittal SA
4.55%, 03/11/26(a)	2,585	2,534,448
6.55%, 11/29/27 (Call 10/29/27)(a)	8,010	8,276,114
Gerdau Trade Inc., 4.88%, 10/24/27(b)	625	612,180
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	2,583	2,496,136
3.95%, 05/01/28 (Call 02/01/28)(a)	1,085	1,041,234
4.30%, 05/23/27 (Call 04/23/27)(a)	3,695	3,614,155
POSCO
4.38%, 08/04/25(b)	4,000	3,938,565
4.50%, 08/04/27(b)	657	638,251
4.88%, 01/23/27(b)	175	172,467
5.63%, 01/17/26(b)	945	945,240
5.75%, 01/17/28(a)(b)	6,805	6,885,200
Reliance Inc., 1.30%, 08/15/25 (Call 07/15/25)	2,796	2,656,816
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)(a)	1,169	1,038,182
2.40%, 06/15/25 (Call 05/15/25)	2,618	2,533,056
Security	Par (000)	Value

Iron & Steel (continued)
5.00%, 12/15/26 (Call 07/01/24)(a)	$2,840	$2,816,856
Vale Overseas Ltd., 6.25%, 08/10/26(a)	265	269,684
		40,468,584
Leisure Time — 0.1%
Brunswick Corp./DE, 5.85%, 03/18/29 (Call 02/18/29)(a)	2,800	2,795,647
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(a)(b)	2,468	2,305,216
3.35%, 06/08/25 (Call 05/08/25)(a)(b)	4,215	4,110,984
6.50%, 03/10/28 (Call 02/10/28)(a)(b)	4,680	4,796,394
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	2,037	1,984,584
Polaris Inc., 6.95%, 03/15/29 (Call 02/15/29)(a)	2,945	3,089,227
Royal Caribbean Cruises Ltd., 8.25%, 01/15/29 (Call 04/01/25)(b)	455	479,777
		19,561,829
Lodging — 0.4%
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)(a)	3,105	2,982,729
4.85%, 03/15/26 (Call 12/15/25)	2,023	2,001,304
5.75%, 01/30/27 (Call 12/30/26)(a)	3,180	3,208,283
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)(a)	1,145	1,087,394
5.90%, 06/01/27 (Call 05/01/27)	1,255	1,259,107
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	1,481	1,447,642
4.88%, 05/15/29 (Call 04/15/29)(a)	3,040	2,986,176
4.90%, 04/15/29 (Call 03/15/29)	5,310	5,221,650
5.00%, 10/15/27 (Call 09/15/27)(a)	6,461	6,425,461
5.45%, 09/15/26 (Call 08/15/26)	2,700	2,708,554
5.55%, 10/15/28 (Call 09/15/28)	4,935	4,981,199
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	1,573	1,534,503
Series R, 3.13%, 06/15/26 (Call 03/15/26)	3,927	3,756,758
Series X, 4.00%, 04/15/28 (Call 01/15/28)	3,100	2,962,855
Sands China Ltd.
2.30%, 03/08/27 (Call 02/08/27)	3,653	3,325,967
2.85%, 03/08/29 (Call 01/08/29)	3,445	3,023,707
4.05%, 01/08/26 (Call 12/08/25)	4,750	4,595,400
5.13%, 08/08/25 (Call 06/08/25)	9,922	9,847,095
5.40%, 08/08/28 (Call 05/08/28)	12,215	12,018,796
		75,374,580
Machinery — 1.3%
AGCO Corp., 5.45%, 03/21/27 (Call 02/21/27)	3,640	3,636,182
Caterpillar Financial Services Corp.
0.80%, 11/13/25	6,479	6,091,002
0.90%, 03/02/26	4,758	4,424,144
1.10%, 09/14/27(a)	4,684	4,153,888
1.15%, 09/14/26(a)	3,329	3,048,698
1.70%, 01/08/27	3,334	3,068,338
2.40%, 08/09/26(a)	1,765	1,665,593
3.60%, 08/12/27(a)	4,438	4,255,752
3.65%, 08/12/25	5,038	4,941,639
4.35%, 05/15/26	7,880	7,771,175
4.50%, 01/08/27(a)	2,595	2,566,136
4.80%, 01/06/26(a)	5,580	5,551,118
4.85%, 02/27/29(a)	4,735	4,719,274
5.00%, 05/14/27	2,800	2,803,364
5.05%, 02/27/26(a)	4,035	4,026,786
5.15%, 08/11/25(a)	5,020	5,016,769

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	$3,471	$3,197,147
1.88%, 01/15/26 (Call 12/15/25)	3,211	3,028,779
4.55%, 04/10/28 (Call 03/10/28)(a)	4,365	4,251,961
5.10%, 04/20/29 (Call 03/20/29)	3,740	3,710,366
5.45%, 10/14/25(a)	2,600	2,599,949
5.50%, 01/12/29 (Call 12/12/28)	2,180	2,195,933
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	2,408	2,305,911
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	2,840	2,750,475
Ingersoll Rand Inc.
5.18%, 06/15/29 (Call 05/15/29)	2,910	2,903,501
5.20%, 06/15/27 (Call 05/15/27)	3,100	3,100,047
5.40%, 08/14/28 (Call 07/14/28)(a)	3,967	3,998,198
John Deere Capital Corp.
0.70%, 01/15/26	5,410	5,043,443
1.05%, 06/17/26(a)	3,815	3,519,604
1.30%, 10/13/26	2,950	2,703,037
1.50%, 03/06/28(a)	2,380	2,098,100
1.70%, 01/11/27	2,558	2,352,866
1.75%, 03/09/27	3,320	3,042,619
2.25%, 09/14/26	3,091	2,904,053
2.35%, 03/08/27(a)	3,184	2,966,173
2.65%, 06/10/26(a)	3,625	3,456,772
2.80%, 09/08/27(a)	2,663	2,487,343
3.05%, 01/06/28(a)	1,770	1,668,363
3.35%, 04/18/29(a)	1,880	1,756,754
3.40%, 06/06/25	6,212	6,110,938
3.40%, 09/11/25	2,190	2,137,796
3.45%, 03/07/29(a)	3,705	3,476,919
4.05%, 09/08/25	4,810	4,741,805
4.15%, 09/15/27(a)	6,041	5,897,003
4.50%, 01/08/27(a)	3,980	3,935,231
4.50%, 01/16/29	6,545	6,414,381
4.75%, 06/08/26	3,620	3,597,661
4.75%, 01/20/28(a)	7,316	7,269,897
4.80%, 01/09/26(a)	7,375	7,336,546
4.85%, 03/05/27(a)	2,940	2,928,263
4.90%, 03/03/28(a)	4,715	4,707,129
4.95%, 06/06/25(a)	3,920	3,905,638
4.95%, 03/06/26(a)	2,815	2,806,810
4.95%, 07/14/28(a)	10,625	10,607,869
5.05%, 03/03/26(a)	2,880	2,878,173
5.15%, 09/08/26(a)	2,900	2,904,222
5.30%, 09/08/25(a)	2,350	2,352,455
Komatsu Finance America Inc., 5.50%, 10/06/27 (Call 09/06/27)(a)(b)	1,410	1,420,116
Nordson Corp., 5.60%, 09/15/28 (Call 08/15/28)	2,485	2,509,028
nVent Finance SARL, 4.55%, 04/15/28 (Call 01/15/28)	885	858,488
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	915	891,343
Otis Worldwide Corp.
2.29%, 04/05/27 (Call 02/05/27)	3,221	2,988,674
5.25%, 08/16/28 (Call 07/16/28)	5,655	5,678,855
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	3,585	3,375,365
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	1,140	1,066,654
Security	Par (000)	Value

Machinery (continued)
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	$3,574	$3,483,481
3.45%, 11/15/26 (Call 08/15/26)	4,709	4,490,062
4.70%, 09/15/28 (Call 06/15/28)	8,536	8,348,376
Xylem Inc./New York
1.95%, 01/30/28 (Call 11/30/27)(a)	3,598	3,223,761
3.25%, 11/01/26 (Call 08/01/26)	3,154	3,006,811
		261,131,002
Manufacturing — 0.5%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(a)	4,183	3,907,898
2.88%, 10/15/27 (Call 07/15/27)(a)	5,544	5,149,491
3.00%, 08/07/25(a)	3,663	3,561,008
3.38%, 03/01/29 (Call 12/01/28)	4,470	4,119,571
3.63%, 09/14/28 (Call 06/14/28)(a)	4,235	3,982,974
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	4,010	3,805,613
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)(a)	3,097	2,917,280
4.35%, 05/18/28 (Call 04/18/28)	3,055	2,986,285
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	6,270	5,933,789
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(a)	4,327	4,122,470
4.25%, 09/15/27 (Call 08/15/27)	7,638	7,424,963
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(a)(b)	10,901	10,178,980
1.70%, 03/11/28(a)(b)	7,910	7,042,395
2.35%, 10/15/26(a)(b)	10,719	10,067,508
3.40%, 03/16/27(a)(b)	7,416	7,105,713
6.13%, 08/17/26(a)(b)	10,658	10,875,869
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	3,013	2,807,869
2.25%, 04/01/28 (Call 02/01/28)	4,530	4,039,704
Textron Inc.
3.38%, 03/01/28 (Call 12/01/27)	1,129	1,051,081
3.65%, 03/15/27 (Call 12/15/26)(a)	2,314	2,210,949
4.00%, 03/15/26 (Call 12/15/25)	2,445	2,382,558
		105,673,968
Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	7,941	6,746,698
3.75%, 02/15/28 (Call 11/15/27)	6,790	6,294,586
4.20%, 03/15/28 (Call 12/15/27)(a)	7,976	7,502,028
4.91%, 07/23/25 (Call 04/23/25)	6,667	6,598,951
5.05%, 03/30/29 (Call 12/30/28)	7,690	7,368,504
6.10%, 06/01/29 (Call 05/01/29)	6,225	6,231,802
6.15%, 11/10/26 (Call 10/10/26)	7,240	7,296,546
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	8,822	8,230,661
3.15%, 03/01/26 (Call 12/01/25)	14,393	13,908,965
3.15%, 02/15/28 (Call 11/15/27)	9,798	9,169,766
3.30%, 02/01/27 (Call 11/01/26)	7,899	7,560,243
3.30%, 04/01/27 (Call 02/01/27)	5,075	4,842,879
3.38%, 08/15/25 (Call 05/15/25)	9,352	9,141,694
3.55%, 05/01/28 (Call 02/01/28)	9,427	8,924,107
3.95%, 10/15/25 (Call 08/15/25)	18,563	18,229,083
4.15%, 10/15/28 (Call 07/15/28)	23,212	22,411,126

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.55%, 01/15/29 (Call 12/15/28)	$6,370	$6,245,579
5.10%, 06/01/29 (Call 05/01/29)(a)	5,950	5,956,902
5.25%, 11/07/25	5,795	5,794,492
5.35%, 11/15/27 (Call 10/15/27)	5,567	5,624,003
Cox Communications Inc.
3.35%, 09/15/26 (Call 06/15/26)(a)(b)	7,026	6,705,787
3.50%, 08/15/27 (Call 05/15/27)(b)	5,184	4,906,483
5.45%, 09/15/28 (Call 08/15/28)(b)	3,775	3,777,868
Discovery Communications LLC
3.95%, 06/15/25 (Call 03/15/25)	3,299	3,231,801
3.95%, 03/20/28 (Call 12/20/27)(a)	11,300	10,587,272
4.13%, 05/15/29 (Call 02/15/29)	4,275	3,941,303
4.90%, 03/11/26 (Call 12/11/25)	4,828	4,764,473
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	3,200	2,989,104
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)(a)	6,580	6,434,524
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(a)	2,629	2,421,071
3.38%, 02/15/28 (Call 11/15/27)(a)	2,150	1,933,915
3.70%, 06/01/28 (Call 03/01/28)	3,585	3,233,381
TCI Communications Inc.
7.13%, 02/15/28(a)	950	1,013,728
7.88%, 02/15/26(a)	4,086	4,251,757
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	3,359	3,228,455
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	6,591	6,141,609
2.95%, 06/15/27	5,670	5,365,709
3.00%, 02/13/26	6,332	6,103,544
3.15%, 09/17/25(a)	4,904	4,769,742
Walt Disney Co. (The)
1.75%, 01/13/26	9,240	8,744,171
2.20%, 01/13/28(a)	7,247	6,614,013
3.38%, 11/15/26 (Call 08/15/26)	2,694	2,587,066
3.70%, 10/15/25 (Call 07/15/25)(a)	4,006	3,926,038
3.70%, 03/23/27	3,378	3,271,308
		285,022,737
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	5,732	5,615,427
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	3,150	3,049,623
		8,665,050
Mining — 0.6%
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	2,870	2,556,742
3.88%, 03/16/29 (Call 01/16/29)(a)(b)	2,995	2,792,832
4.00%, 09/11/27(a)(b)	4,390	4,195,767
4.50%, 03/15/28 (Call 12/15/27)(b)	4,260	4,123,604
4.75%, 04/10/27(a)(b)	4,517	4,431,101
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28 (Call 09/01/28)	1,010	905,190
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)(a)	6,528	6,458,845
4.88%, 02/27/26	5,525	5,485,832
5.10%, 09/08/28 (Call 08/08/28)(a)	7,532	7,541,123
5.25%, 09/08/26(a)	5,422	5,429,062
6.42%, 03/01/26(a)	2,996	3,048,644
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)(b)	8,981	8,457,292
Security	Par (000)	Value

Mining (continued)
4.50%, 09/16/25(b)	$315	$311,031
Freeport Indonesia PT, 4.76%, 04/14/27 (Call 03/14/27)(a)(b)	6,130	5,952,867
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 07/01/24)	3,387	3,237,025
4.38%, 08/01/28 (Call 07/01/24)	4,645	4,450,212
5.00%, 09/01/27 (Call 07/01/24)(a)	3,387	3,338,875
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	6,066	5,765,555
1.63%, 04/27/26 (Call 03/27/26)(a)(b)	3,875	3,606,471
3.88%, 10/27/27 (Call 07/27/27)(b)	1,713	1,623,918
4.00%, 03/27/27 (Call 12/27/26)(a)(b)	6,265	6,037,265
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	4,967	4,863,411
5.34%, 04/04/27(a)(b)	3,830	3,818,814
5.37%, 04/04/29 (Call 03/04/29)(a)(b)	7,580	7,537,728
5.40%, 05/08/28 (Call 04/08/28)(a)(b)	4,475	4,465,806
6.13%, 10/06/28 (Call 09/06/28)(b)	3,710	3,792,296
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 6.53%, 11/15/28(a)(b)	3,014	3,109,381
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	3,753	3,644,244
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.40%, 09/29/27 (Call 06/29/27)(a)(b)	884	833,431
Newmont Corp./Newcrest Finance Pty Ltd.,
5.30%, 03/15/26(b)	590	587,978
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	6,207	6,694,193
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)(a)	2,230	2,153,628
		131,250,163
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	6,360	5,913,098
3.25%, 02/15/29 (Call 07/01/24)	2,010	1,809,894
3.28%, 12/01/28 (Call 10/01/28)(a)	2,988	2,689,761
4.25%, 04/01/28 (Call 07/01/24)	4,335	4,115,599
		14,528,352
Oil & Gas — 2.8%
Aker BP ASA
2.00%, 07/15/26 (Call 06/15/26)(b)	4,344	4,029,845
5.60%, 06/13/28 (Call 05/13/28)(b)	4,240	4,272,094
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	1,145	1,077,053
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	5,492	5,218,917
3.12%, 05/04/26 (Call 02/04/26)	6,712	6,458,139
3.41%, 02/11/26 (Call 12/11/25)	6,320	6,130,185
3.54%, 04/06/27 (Call 02/06/27)	3,091	2,963,710
3.59%, 04/14/27 (Call 01/14/27)	3,771	3,619,004
3.80%, 09/21/25 (Call 07/21/25)	5,566	5,460,336
3.94%, 09/21/28 (Call 06/21/28)	10,827	10,372,749
4.23%, 11/06/28 (Call 08/06/28)(a)	8,085	7,815,762
4.70%, 04/10/29 (Call 03/10/29)	8,215	8,092,572
5.02%, 11/17/27 (Call 10/17/27)	4,975	4,964,846
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	10,244	9,687,276
3.72%, 11/28/28 (Call 08/28/28)	7,379	6,979,654
4.38%, (Call 06/22/25),
(5-year CMT + 4.036%)(c)(d)	3,657	3,575,920
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	4,258	4,088,278

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.85%, 06/01/27 (Call 03/01/27)	$8,675	$8,320,297
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)(a)	1,882	1,828,526
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	6,119	5,637,979
2.95%, 05/16/26 (Call 02/16/26)(a)	14,148	13,598,168
3.33%, 11/17/25 (Call 08/17/25)	4,915	4,795,996
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)(a)	4,888	4,645,102
1.02%, 08/12/27 (Call 06/12/27)	4,979	4,407,253
3.85%, 01/15/28 (Call 10/15/27)(a)	4,065	3,942,837
ConocoPhillips Co., 6.95%, 04/15/29	9,070	9,821,756
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 07/01/24)(b)	5,156	4,776,495
4.38%, 01/15/28 (Call 10/15/27)	6,933	6,660,248
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	4,933	4,732,653
4.38%, 03/15/29 (Call 12/15/28)	2,245	2,136,839
Devon Energy Corp.
5.25%, 10/15/27 (Call 06/11/24)(a)	3,695	3,673,997
5.85%, 12/15/25 (Call 09/15/25)	3,563	3,579,111
5.88%, 06/15/28 (Call 06/11/24)(a)	1,230	1,233,292
Diamondback Energy Inc.
3.25%, 12/01/26 (Call 10/01/26)	4,798	4,577,338
5.20%, 04/18/27 (Call 03/18/27)	8,855	8,836,007
Empresa Nacional del Petroleo, 3.75%, 08/05/26 (Call 05/05/26)(b)	3,917	3,750,596
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	2,200	2,103,009
Series X-R, 4.75%, 09/12/28(b)	3,572	3,494,667
Eni USA Inc., 7.30%, 11/15/27(a)	4,777	5,041,225
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	5,121	5,034,691
EQT Corp.
3.13%, 05/15/26 (Call 07/01/24)(a)(b)	2,646	2,515,309
3.90%, 10/01/27 (Call 07/01/27)	7,620	7,252,448
5.00%, 01/15/29 (Call 07/15/28)(a)	2,442	2,374,561
5.70%, 04/01/28 (Call 03/01/28)(a)	3,493	3,507,573
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	12,518	11,851,937
3.00%, 04/06/27 (Call 02/06/27)(a)	6,084	5,773,267
3.63%, 09/10/28 (Call 06/10/28)(a)	2,880	2,741,986
6.50%, 12/01/28(a)(b)	3,500	3,710,781
6.80%, 01/15/28(a)	660	695,302
7.15%, 11/15/25	2,534	2,596,919
7.15%, 01/15/29	1,550	1,676,489
7.25%, 09/23/27	1,419	1,507,774
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)(a)	6,378	6,013,164
3.04%, 03/01/26 (Call 12/01/25)	15,651	15,114,909
3.29%, 03/19/27 (Call 01/19/27)	6,431	6,192,860
GS Caltex Corp., 4.50%, 01/05/26(b)	2,090	2,056,504
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	6,332	6,163,599
HF Sinclair Corp.
5.00%, 02/01/28 (Call 06/11/24)(b)	745	720,224
5.88%, 04/01/26 (Call 01/01/26)(a)	5,315	5,330,428
6.38%, 04/15/27 (Call 06/11/24)(b)	320	322,371
KazMunayGas National Co. JSC, 4.75%, 04/19/27(a)(b)	7,145	6,886,565
Security	Par (000)	Value

Oil & Gas (continued)
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	$7,023	$6,867,053
5.30%, 04/01/29 (Call 03/01/29)(a)	7,935	7,954,225
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	2,955	2,808,637
5.13%, 12/15/26 (Call 09/15/26)	4,439	4,411,961
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)(a)	1,490	1,426,020
5.50%, 12/01/25 (Call 09/01/25)	3,190	3,175,677
5.55%, 03/15/26 (Call 12/15/25)(a)	5,220	5,213,373
5.88%, 09/01/25 (Call 06/01/25)	3,910	3,909,166
6.38%, 09/01/28 (Call 03/01/28)(a)	6,180	6,351,365
8.50%, 07/15/27 (Call 01/15/27)(a)	3,250	3,480,393
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)(a)	3,058	3,042,136
5.65%, 05/15/28 (Call 04/15/28)(a)	4,845	4,892,392
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	705	661,257
Pertamina Persero PT, 1.40%, 02/09/26 (Call 01/09/26)(a)(b)	7,024	6,524,403
Petroliam Nasional Bhd, 7.63%, 10/15/26(a)(b)	2,113	2,216,416
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(b)	5,405	4,841,658
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	3,562	3,326,743
3.90%, 03/15/28 (Call 12/15/27)	5,167	4,934,020
Phillips 66 Co.
3.55%, 10/01/26 (Call 07/01/26)(a)	3,049	2,932,699
3.75%, 03/01/28 (Call 12/01/27)	2,810	2,670,579
4.95%, 12/01/27 (Call 11/01/27)(a)	4,936	4,904,267
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	2,378	2,224,702
5.10%, 03/29/26	5,540	5,522,813
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27 (Call 04/10/27)(b)	590	543,083
Qatar Energy, 1.38%, 09/12/26 (Call 08/12/26)(b)	12,623	11,557,493
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(a)(b)	1,980	1,996,069
6.33%, 09/30/27(a)(b)	4,092	4,138,161
Reliance Industries Ltd., 3.67%, 11/30/27(a)(b)	760	718,543
SA Global Sukuk Ltd., 1.60%, 06/17/26
(Call 05/17/26)(a)(b)	13,330	12,363,308
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(b)	9,996	9,436,924
3.50%, 04/16/29(b)	15,310	14,171,824
Shell International Finance BV
2.50%, 09/12/26(a)	6,426	6,076,429
2.88%, 05/10/26	11,115	10,668,947
3.88%, 11/13/28 (Call 08/13/28)(a)	5,059	4,845,817
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(b)	5,713	5,400,682
3.50%, 05/03/26(a)(b)	6,527	6,316,674
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)(b)	5,450	5,140,440
3.63%, 04/12/27(a)(b)	5,589	5,367,519

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(a)(b)	$9,892	$9,306,671
4.13%, 09/12/25(b)	3,897	3,829,325
Suncor Energy Inc.
7.00%, 11/15/28(a)	2,360	2,506,841
7.88%, 06/15/26	1,780	1,855,422
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(b)	2,810	2,686,231
4.00%, 08/15/26(b)	5,320	5,066,768
Thaioil Treasury Center Co. Ltd., 4.63%, 11/20/28(b)	120	115,406
TotalEnergies Capital International SA, 3.46%, 02/19/29 (Call 11/19/28)(a)	6,855	6,424,685
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	8,475	8,121,011
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(a)	4,011	3,629,374
3.40%, 09/15/26 (Call 06/15/26)	1,241	1,188,439
4.00%, 04/01/29 (Call 01/01/29)(a)	665	629,637
4.35%, 06/01/28 (Call 03/01/28)	5,066	4,906,895
Var Energi ASA
5.00%, 05/18/27 (Call 04/18/27)(b)	2,080	2,029,776
7.50%, 01/15/28 (Call 12/15/27)(b)	6,821	7,158,503
Woodside Finance Ltd.
3.70%, 09/15/26 (Call 06/15/26)(a)(b)	5,179	4,959,476
3.70%, 03/15/28 (Call 12/15/27)(a)(b)	5,725	5,361,239
4.50%, 03/04/29 (Call 12/04/28)(a)(b)	8,350	8,022,420
		577,271,379
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	3,976	3,674,313
3.34%, 12/15/27 (Call 09/15/27)	8,910	8,393,086
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	2,965	2,896,194
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	3,402	3,239,461
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	8,310	7,923,926
4.00%, 12/21/25 (Call 09/21/25)(a)(b)	3,526	3,448,465
4.30%, 05/01/29 (Call 02/01/29)(b)	5,680	5,468,906
5.00%, 05/29/27 (Call 04/29/27)(a)(b)	2,975	2,955,155
Schlumberger Investment SA, 4.50%, 05/15/28 (Call 04/15/28)	5,102	5,014,344
		43,013,850
Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	3,616	3,480,544
4.50%, 05/15/28 (Call 02/15/28)(a)	1,680	1,624,314
Amcor Flexibles North America Inc., 3.10%, 09/15/26 (Call 06/15/26)(a)	1,923	1,812,278
Amcor Group Finance PLC, 5.45%, 05/23/29 (Call 04/23/29)	2,750	2,752,842
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	9,486	8,883,306
1.65%, 01/15/27 (Call 12/15/26)(a)	2,510	2,277,083
4.88%, 07/15/26 (Call 07/01/24)(b)	3,723	3,661,031
5.50%, 04/15/28 (Call 03/15/28)(a)	3,195	3,178,558
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(a)(b)	2,639	2,581,115
Security	Par (000)	Value

Packaging & Containers (continued)
CCL Industries Inc., 3.25%, 10/01/26 (Call 07/01/26)(b)	$2,510	$2,368,416
Graphic Packaging International LLC, 1.51%, 04/15/26 (Call 03/15/26)(b)	2,609	2,412,221
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)	3,788	3,576,683
Sealed Air Corp., 1.57%, 10/15/26 (Call 09/15/26)(a)(b)	3,830	3,492,222
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(b)	3,290	3,033,745
Sonoco Products Co., 2.25%, 02/01/27 (Call 01/01/27)	2,017	1,864,057
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	3,425	3,227,541
3.90%, 06/01/28 (Call 03/01/28)(a)	1,395	1,323,476
4.00%, 03/15/28 (Call 12/15/27)	3,970	3,793,298
4.65%, 03/15/26 (Call 01/15/26)	4,809	4,734,369
4.90%, 03/15/29 (Call 12/15/28)(a)	6,825	6,741,642
		66,818,741
Pharmaceuticals — 3.8%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	24,326	23,105,376
3.20%, 05/14/26 (Call 02/14/26)	12,335	11,884,292
4.25%, 11/14/28 (Call 08/14/28)(a)	7,186	6,988,511
4.80%, 03/15/27 (Call 02/15/27)	13,865	13,781,779
4.80%, 03/15/29 (Call 02/15/29)	18,505	18,326,874
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	8,175	7,562,921
1.75%, 05/28/28 (Call 03/28/28)	7,919	6,996,334
4.80%, 02/26/27 (Call 01/26/27)(a)	7,055	7,015,881
4.85%, 02/26/29 (Call 01/26/29)	10,240	10,163,138
4.88%, 03/03/28 (Call 02/03/28)	6,705	6,673,083
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	7,608	7,017,361
3.13%, 06/12/27 (Call 03/12/27)	4,917	4,658,368
3.38%, 11/16/25	12,448	12,129,245
4.00%, 01/17/29 (Call 10/17/28)(a)	4,705	4,518,193
Bayer Corp./New Jersey, 6.65%, 02/15/28(a)(b)	595	610,895
Bayer U.S. Finance II LLC
4.25%, 12/15/25 (Call 10/15/25)(b)	15,885	15,494,803
4.38%, 12/15/28 (Call 09/15/28)(b)	21,519	20,327,745
5.50%, 08/15/25(a)(b)	1,061	1,054,681
Bayer U.S. Finance LLC
6.13%, 11/21/26 (Call 10/21/26)(b)	6,140	6,190,394
6.25%, 01/21/29 (Call 12/21/28)(b)	9,435	9,585,811
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	11,109	10,636,521
4.69%, 02/13/28 (Call 01/13/28)(a)	4,993	4,902,079
4.87%, 02/08/29 (Call 01/08/29)	3,150	3,108,623
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	6,833	6,406,653
1.13%, 11/13/27 (Call 09/13/27)	6,864	6,027,989
3.20%, 06/15/26 (Call 04/15/26)	11,130	10,711,280
3.25%, 02/27/27	3,383	3,242,872
3.45%, 11/15/27 (Call 08/15/27)(a)	2,340	2,225,463
3.90%, 02/20/28 (Call 11/20/27)	9,555	9,195,675
4.90%, 02/22/27 (Call 01/22/27)	4,260	4,246,051
4.90%, 02/22/29 (Call 01/22/29)(a)	12,185	12,109,692
4.95%, 02/20/26	5,880	5,856,105
6.80%, 11/15/26(a)	725	753,348

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	$8,122	$7,711,347
3.75%, 09/15/25 (Call 06/15/25)	3,469	3,391,500
5.13%, 02/15/29 (Call 01/15/29)	4,915	4,880,962
Cencora Inc., 3.45%, 12/15/27 (Call 09/15/27)	5,250	4,953,124
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	2,619	2,436,170
3.05%, 10/15/27 (Call 07/15/27)	2,806	2,626,435
3.40%, 03/01/27 (Call 12/01/26)	8,134	7,763,534
4.13%, 11/15/25 (Call 09/15/25)(a)	605	594,643
4.38%, 10/15/28 (Call 07/15/28)(a)	31,937	30,866,628
4.50%, 02/25/26 (Call 11/27/25)(a)	5,419	5,340,918
5.00%, 05/15/29 (Call 04/15/29)(a)	6,026	5,970,612
5.69%, 03/15/26 (Call 06/11/24)	1,035	1,035,016
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	13,646	12,034,866
2.88%, 06/01/26 (Call 03/01/26)	10,878	10,339,794
3.00%, 08/15/26 (Call 06/15/26)	4,797	4,554,930
3.63%, 04/01/27 (Call 02/01/27)	3,741	3,576,618
3.88%, 07/20/25 (Call 04/20/25)	17,338	17,013,548
4.30%, 03/25/28 (Call 12/25/27)	40,446	38,980,427
5.00%, 02/20/26 (Call 01/20/26)(a)	9,332	9,242,932
5.00%, 01/30/29 (Call 12/30/28)	2,265	2,234,426
5.40%, 06/01/29 (Call 05/01/29)(a)	7,775	7,765,963
6.25%, 06/01/27(a)	5,307	5,444,562
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)(a)	4,127	4,028,701
3.10%, 05/15/27 (Call 02/15/27)(a)	1,838	1,751,434
3.38%, 03/15/29 (Call 12/15/28)(a)	3,765	3,535,949
4.50%, 02/09/27 (Call 01/09/27)	6,475	6,408,363
4.50%, 02/09/29 (Call 01/09/29)	8,468	8,347,882
5.00%, 02/27/26 (Call 06/11/24)	100	99,973
5.50%, 03/15/27(a)	2,370	2,411,221
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	13,291	12,809,181
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	5,926	5,605,962
0.95%, 09/01/27 (Call 07/01/27)	9,565	8,481,067
2.45%, 03/01/26 (Call 12/01/25)(a)	12,703	12,163,113
2.90%, 01/15/28 (Call 10/15/27)	9,437	8,881,745
2.95%, 03/03/27 (Call 12/03/26)	6,258	5,965,813
4.80%, 06/01/29 (Call 05/01/29)	6,100	6,115,945
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)(a)	3,377	3,160,834
1.30%, 08/15/26 (Call 07/15/26)	3,241	2,977,150
3.95%, 02/16/28 (Call 11/16/27)(a)	2,728	2,617,807
4.90%, 07/15/28 (Call 06/15/28)(a)	3,400	3,379,457
5.25%, 02/15/26 (Call 07/01/24)(a)	4,163	4,147,996
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)	5,036	4,950,404
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	6,462	6,010,905
1.70%, 06/10/27 (Call 05/10/27)(a)	9,728	8,854,542
1.90%, 12/10/28 (Call 10/10/28)	3,185	2,810,201
3.40%, 03/07/29 (Call 12/07/28)	11,295	10,591,028
4.05%, 05/17/28 (Call 04/17/28)(a)	3,445	3,357,180
Merck Sharp & Dohme Corp.
5.95%, 12/01/28(a)	1,070	1,115,950
6.40%, 03/01/28(a)	870	914,231
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	4,890	4,691,166
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)(a)	7,912	7,356,656
Security	Par (000)	Value

Pharmaceuticals (continued)
3.00%, 11/20/25 (Call 08/20/25)	$11,590	$11,263,417
3.10%, 05/17/27 (Call 02/17/27)	6,386	6,101,164
Pfizer Inc.
2.75%, 06/03/26	7,865	7,525,251
3.00%, 12/15/26	10,533	10,047,883
3.45%, 03/15/29 (Call 12/15/28)(a)	11,925	11,217,498
3.60%, 09/15/28 (Call 06/15/28)(a)	2,000	1,910,024
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	18,523	18,265,217
4.45%, 05/19/28 (Call 04/19/28)	29,897	29,257,380
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/01/24)(a)(b)	850	803,344
Sanofi SA, 3.63%, 06/19/28 (Call 03/19/28)	2,590	2,481,305
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	18,388	17,551,798
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)(a)	11,422	11,313,120
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	13,593	13,113,255
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	4,919	4,708,044
2.30%, 06/22/27 (Call 04/22/27)	4,912	4,458,820
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)(a)	5,075	4,742,946
3.90%, 08/20/28 (Call 05/20/28)	1,810	1,723,245
4.50%, 11/13/25 (Call 08/13/25)(a)	4,648	4,584,457
5.40%, 11/14/25 (Call 10/14/25)	3,985	3,982,571
		780,859,586
Pipelines — 2.6%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	4,155	4,039,540
4.80%, 05/03/29 (Call 02/03/29)	3,280	3,194,556
5.95%, 06/01/26 (Call 03/01/26)(a)	3,684	3,699,444
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	8,524	8,455,682
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 06/11/24)	5,732	5,519,401
Colonial Pipeline Co., 3.75%, 10/01/25 (Call 07/01/25)(a)(b)	2,120	2,070,281
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(a)(b)	2,471	2,392,926
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)(a)	6,717	6,627,155
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/28 (Call 07/15/28)(b)	8,352	8,503,748
6.06%, 08/15/26 (Call 07/15/26)(b)	1,830	1,843,078
DCP Midstream Operating LP
5.13%, 05/15/29 (Call 02/15/29)	3,990	3,927,927
5.38%, 07/15/25 (Call 04/15/25)	3,965	3,946,812
5.63%, 07/15/27 (Call 04/15/27)(a)	3,211	3,241,171
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)(a)	3,493	3,502,852
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)(a)	3,198	2,929,527
3.70%, 07/15/27 (Call 04/15/27)(a)	4,716	4,515,263
4.25%, 12/01/26 (Call 09/01/26)	4,717	4,591,969
5.25%, 04/05/27 (Call 03/05/27)	2,850	2,843,879
5.30%, 04/05/29 (Call 03/05/29)	5,320	5,309,903
5.50%, 07/15/77 (Call 07/15/27),
(3-mo. SOFR + 3.680%)(a)(c)	5,838	5,490,148

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.90%, 11/15/26 (Call 10/15/26)(a)	$4,640	$4,690,113
6.00%, 11/15/28 (Call 10/15/28)(a)	5,755	5,907,041
6.25%, 03/01/78 (Call 03/01/28),
(3-mo. SOFR + 3.903%)(c)	5,230	4,987,031
7.38%, 01/15/83 (Call 10/15/27),
(5-year CMT + 3.708%)(a)(c)	3,160	3,130,132
8.25%, 01/15/84 (Call 10/15/28),
(5-year CMT + 3.785%)(a)(c)	145	150,387
Series 16-A, 6.00%, 01/15/77
(Call 01/15/27),
(3-mo. SOFR + 4.152%)(a)(c)	4,348	4,199,522
Energy Transfer LP
3.90%, 07/15/26 (Call 04/15/26)	3,357	3,247,878
4.00%, 10/01/27 (Call 07/01/27)	5,169	4,948,302
4.20%, 04/15/27 (Call 01/15/27)	3,806	3,684,461
4.40%, 03/15/27 (Call 12/15/26)	4,476	4,360,772
4.75%, 01/15/26 (Call 10/15/25)(a)	6,094	6,015,632
4.95%, 05/15/28 (Call 02/15/28)	5,628	5,532,180
4.95%, 06/15/28 (Call 03/15/28)	6,954	6,841,622
5.25%, 04/15/29 (Call 01/15/29)	6,230	6,193,924
5.50%, 06/01/27 (Call 03/01/27)	5,942	5,950,336
5.55%, 02/15/28 (Call 01/15/28)	6,440	6,461,246
5.63%, 05/01/27 (Call 06/17/24)(b)	2,335	2,327,775
5.95%, 12/01/25 (Call 09/01/25)(a)	2,712	2,721,932
6.00%, 02/01/29 (Call 07/01/24)(a)(b)	4,710	4,734,751
6.05%, 12/01/26 (Call 11/01/26)	6,285	6,364,977
6.10%, 12/01/28 (Call 11/01/28)(a)	3,791	3,890,790
EnLink Midstream LLC, 5.63%, 01/15/28 (Call 07/15/27)(b)	580	572,997
EnLink Midstream Partners LP, 4.85%, 07/15/26 (Call 04/15/26)	480	469,305
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	5,758	5,612,162
3.95%, 02/15/27 (Call 11/15/26)	3,815	3,708,348
4.15%, 10/16/28 (Call 07/16/28)	7,650	7,387,792
4.60%, 01/11/27 (Call 12/11/26)(a)	4,255	4,207,945
5.05%, 01/10/26(a)	4,550	4,536,283
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. SOFR + 2.832%)(c)	3,325	3,085,536
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. SOFR + 3.295%)(c)	6,465	6,175,354
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25 (Call 04/15/25)(b)	3,586	3,528,620
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(b)	234	218,165
Gray Oak Pipeline LLC
2.60%, 10/15/25 (Call 09/15/25)(b)	3,957	3,788,800
3.45%, 10/15/27 (Call 08/15/27)(a)(b)	1,855	1,742,356
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	3,476	3,417,108
6.19%, 11/01/25(a)(b)	2,363	2,367,525
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	3,168	2,908,294
4.30%, 06/01/25 (Call 03/01/25)(a)	10,084	9,948,479
4.30%, 03/01/28 (Call 12/01/27)	8,364	8,111,347
5.00%, 02/01/29 (Call 01/01/29)	9,030	8,894,804
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(a)(b)	3,938	3,800,815
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)(a)	9,385	8,786,963
4.00%, 03/15/28 (Call 12/15/27)(a)	8,041	7,673,645
Security	Par (000)	Value

Pipelines (continued)
4.13%, 03/01/27 (Call 12/01/26)	$7,916	$7,669,899
4.25%, 12/01/27 (Call 09/01/27)	4,970	4,803,426
4.80%, 02/15/29 (Call 11/15/28)	2,224	2,177,220
4.88%, 06/01/25 (Call 03/01/25)(a)	7,755	7,692,708
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	5,215	5,079,508
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)(a)	3,318	3,205,583
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	2,566	2,457,861
4.00%, 07/13/27 (Call 04/13/27)	2,156	2,075,360
4.35%, 03/15/29 (Call 12/15/28)	4,960	4,756,493
4.55%, 07/15/28 (Call 04/15/28)	5,856	5,685,730
5.00%, 03/01/26 (Call 12/01/25)(a)	4,120	4,084,189
5.55%, 11/01/26 (Call 10/01/26)	4,790	4,801,923
5.65%, 11/01/28 (Call 10/01/28)	5,772	5,834,574
5.85%, 01/15/26 (Call 12/15/25)	3,830	3,845,782
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (Call 09/15/26)	4,794	4,686,226
4.65%, 10/15/25 (Call 07/15/25)(a)	6,732	6,649,612
QazaqGaz NC JSC, 4.38%, 09/26/27(a)(b)	3,723	3,496,597
Sabal Trail Transmission LLC, 4.25%, 05/01/28 (Call 02/01/28)(b)	1,655	1,589,573
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	9,180	8,845,261
5.00%, 03/15/27 (Call 09/15/26)	9,364	9,285,902
5.88%, 06/30/26 (Call 12/31/25)	9,514	9,551,885
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	3,815	3,640,430
Targa Resources Corp.
5.20%, 07/01/27 (Call 06/01/27)(a)	5,086	5,066,478
6.15%, 03/01/29 (Call 02/01/29)	6,305	6,494,127
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (Call 07/01/24)	4,929	4,806,344
6.50%, 07/15/27 (Call 07/01/24)	4,895	4,924,463
6.88%, 01/15/29 (Call 07/01/24)	4,140	4,256,061
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)(a)	4,082	3,903,217
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27(a)	2,252	2,349,829
7.00%, 10/15/28	3,505	3,706,357
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	871	817,655
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)	9,932	9,558,750
4.88%, 01/15/26 (Call 10/15/25)(a)	5,713	5,658,037
6.20%, 03/09/26 (Call 06/17/24)(a)	4,209	4,209,075
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27),
(3-mo. LIBOR US + 3.208%)(a)(c)	9,195	8,543,989
Series 16-A, 5.88%, 08/15/76
(Call 08/15/26),
(3-mo. LIBOR US + 4.640%)(c)	7,390	7,222,077
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	1,270	1,215,530
7.85%, 02/01/26 (Call 11/01/25)(a)	6,264	6,452,369
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(b)	250	243,828

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	$3,150	$3,063,835
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)(a)	2,795	2,740,917
4.50%, 03/01/28 (Call 12/01/27)(a)	3,436	3,309,853
4.65%, 07/01/26 (Call 04/01/26)	2,975	2,907,124
4.75%, 08/15/28 (Call 05/15/28)(a)	4,267	4,151,601
6.35%, 01/15/29 (Call 12/15/28)(a)	1,550	1,593,572
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	10,400	9,942,258
4.00%, 09/15/25 (Call 06/15/25)	4,704	4,610,329
4.90%, 03/15/29 (Call 02/15/29)	7,565	7,431,634
5.30%, 08/15/28 (Call 07/15/28)	7,242	7,244,851
5.40%, 03/02/26(a)	6,925	6,912,258
		529,180,869
Private Equity — 0.0%
Apollo Management Holdings LP
4.40%, 05/27/26 (Call 02/27/26)(a)(b)	3,239	3,166,059
4.87%, 02/15/29 (Call 11/15/28)(a)(b)	3,960	3,898,763
		7,064,822
Real Estate — 0.1%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	3,201	3,161,616
5.50%, 04/01/29 (Call 03/01/29)	2,760	2,757,878
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	3,540	3,367,984
Jones Lang LaSalle Inc., 6.88%, 12/01/28 (Call 11/01/28)(a)	2,520	2,636,208
Mitsui Fudosan Co. Ltd., 3.95%, 01/24/29 (Call 10/24/28)(b)	200	189,407
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.88%, 03/20/27 (Call 12/20/26)(a)(b)	4,781	4,594,752
		16,707,845
Real Estate Investment Trusts — 3.4%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)(a)	2,997	2,624,704
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	3,952	3,825,383
3.95%, 01/15/27 (Call 10/15/26)	2,000	1,925,167
3.95%, 01/15/28 (Call 10/15/27)(a)	2,958	2,826,761
4.30%, 01/15/26 (Call 10/15/25)	916	898,876
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	3,275	3,128,065
4.90%, 02/15/29 (Call 11/15/28)	2,670	2,597,142
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	3,373	3,194,422
1.45%, 09/15/26 (Call 08/15/26)(a)	3,892	3,558,087
1.50%, 01/31/28 (Call 11/30/27)	4,300	3,748,829
1.60%, 04/15/26 (Call 03/15/26)(a)	4,517	4,205,046
2.75%, 01/15/27 (Call 11/15/26)(a)	4,665	4,376,158
3.13%, 01/15/27 (Call 10/15/26)(a)	2,650	2,508,008
3.38%, 10/15/26 (Call 07/15/26)	6,269	5,979,948
3.55%, 07/15/27 (Call 04/15/27)	4,962	4,700,660
3.60%, 01/15/28 (Call 10/15/27)(a)	4,667	4,385,630
3.65%, 03/15/27 (Call 02/15/27)(a)	4,105	3,927,255
3.95%, 03/15/29 (Call 12/15/28)	3,185	2,986,855
4.00%, 06/01/25 (Call 03/01/25)(a)	4,952	4,871,232
4.40%, 02/15/26 (Call 11/15/25)	3,313	3,251,275
5.20%, 02/15/29 (Call 01/15/29)	4,450	4,416,704
5.25%, 07/15/28 (Call 06/15/28)(a)	7,680	7,652,081
5.50%, 03/15/28 (Call 02/15/28)	4,541	4,560,882
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
5.80%, 11/15/28 (Call 10/15/28)	$5,520	$5,613,232
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)(a)	3,473	3,034,361
2.90%, 10/15/26 (Call 07/15/26)(a)	1,576	1,491,468
2.95%, 05/11/26 (Call 02/11/26)	2,735	2,614,173
3.20%, 01/15/28 (Call 10/15/27)	2,915	2,728,922
3.35%, 05/15/27 (Call 02/15/27)	2,512	2,389,443
3.45%, 06/01/25 (Call 03/03/25)	3,161	3,098,667
3.50%, 11/15/25 (Call 08/15/25)(a)	1,959	1,911,931
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	5,920	5,518,489
3.65%, 02/01/26 (Call 11/03/25)	5,979	5,756,779
4.50%, 12/01/28 (Call 09/01/28)	2,550	2,399,248
6.75%, 12/01/27 (Call 11/01/27)	10,960	11,267,966
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)(a)	2,380	2,110,001
3.90%, 03/15/27 (Call 12/15/26)(a)	2,414	2,307,254
4.13%, 06/15/26 (Call 03/15/26)	3,587	3,481,143
4.13%, 05/15/29 (Call 02/15/29)	4,415	4,140,467
Camden Property Trust
4.10%, 10/15/28 (Call 07/15/28)	3,045	2,918,097
5.85%, 11/03/26 (Call 10/03/26)	2,930	2,963,879
COPT Defense Properties LP
2.00%, 01/15/29 (Call 11/15/28)(a)	2,375	2,008,913
2.25%, 03/15/26 (Call 02/15/26)(a)	2,211	2,081,081
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	6,410	5,841,112
1.35%, 07/15/25 (Call 06/15/25)	3,817	3,637,712
2.90%, 03/15/27 (Call 02/15/27)	4,761	4,452,578
3.65%, 09/01/27 (Call 06/01/27)	6,709	6,362,283
3.70%, 06/15/26 (Call 03/15/26)(a)	4,786	4,617,915
3.80%, 02/15/28 (Call 11/15/27)	6,419	6,055,763
4.00%, 03/01/27 (Call 12/01/26)	3,164	3,045,726
4.30%, 02/15/29 (Call 11/15/28)	1,080	1,027,306
4.45%, 02/15/26 (Call 11/15/25)	5,897	5,790,162
4.80%, 09/01/28 (Call 08/01/28)(a)	1,940	1,892,768
5.00%, 01/11/28 (Call 12/11/27)	6,630	6,524,244
CubeSmart LP
2.25%, 12/15/28 (Call 10/15/28)(a)	3,793	3,322,623
3.13%, 09/01/26 (Call 06/01/26)	1,635	1,551,977
4.00%, 11/15/25 (Call 08/15/25)	1,686	1,642,075
4.38%, 02/15/29 (Call 11/15/28)(a)	2,335	2,225,412
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	6,219	5,920,302
4.45%, 07/15/28 (Call 04/15/28)(a)	2,745	2,651,943
5.55%, 01/15/28 (Call 12/15/27)	5,595	5,629,130
DOC DR LLC
3.95%, 01/15/28 (Call 10/15/27)(a)	2,435	2,323,458
4.30%, 03/15/27 (Call 12/15/26)	2,431	2,368,908
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)(a)	2,845	2,709,195
4.75%, 12/15/26 (Call 09/15/26)	2,615	2,525,494
4.95%, 04/15/28 (Call 01/15/28)	2,255	2,153,193
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	13,340	12,574,342
1.25%, 07/15/25 (Call 06/15/25)	896	853,222
1.45%, 05/15/26 (Call 04/15/26)	2,961	2,737,503
1.55%, 03/15/28 (Call 01/15/28)	2,675	2,329,632
1.80%, 07/15/27 (Call 05/15/27)	3,740	3,360,113
2.00%, 05/15/28 (Call 03/15/28)	5,177	4,551,959
2.90%, 11/18/26 (Call 09/18/26)	4,794	4,506,777

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	$2,887	$2,729,266
3.25%, 08/01/27 (Call 05/01/27)	2,555	2,408,194
3.38%, 06/01/25 (Call 03/01/25)	2,658	2,600,239
3.50%, 03/01/28 (Call 12/01/27)(a)	3,180	3,000,405
4.15%, 12/01/28 (Call 09/01/28)	5,328	5,124,016
Essex Portfolio LP
1.70%, 03/01/28 (Call 01/01/28)	2,905	2,534,704
3.38%, 04/15/26 (Call 01/15/26)	2,662	2,559,597
3.63%, 05/01/27 (Call 02/01/27)(a)	1,921	1,833,351
4.00%, 03/01/29 (Call 12/01/28)	3,210	3,011,809
Extra Space Storage LP
3.50%, 07/01/26 (Call 04/01/26)(a)	3,327	3,190,620
3.88%, 12/15/27 (Call 09/15/27)(a)	2,800	2,660,207
3.90%, 04/01/29 (Call 02/01/29)	2,485	2,329,743
5.70%, 04/01/28 (Call 03/01/28)	3,260	3,295,136
Federal Realty OP LP
1.25%, 02/15/26 (Call 01/15/26)(a)	5,680	5,282,471
3.25%, 07/15/27 (Call 04/15/27)(a)	3,299	3,101,765
5.38%, 05/01/28 (Call 04/01/28)(a)	3,255	3,249,814
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	4,657	4,622,066
5.30%, 01/15/29 (Call 10/15/28)	5,085	4,977,013
5.38%, 04/15/26 (Call 01/15/26)	5,700	5,646,784
5.75%, 06/01/28 (Call 03/03/28)(a)	3,605	3,591,254
Goodman U.S. Finance Three LLC, 3.70%,
03/15/28 (Call 12/15/27)(a)(b)	885	819,565
Healthcare Realty Holdings LP
3.50%, 08/01/26 (Call 05/01/26)(a)	3,560	3,388,040
3.63%, 01/15/28 (Call 10/15/27)	860	789,506
3.75%, 07/01/27 (Call 04/01/27)	3,296	3,108,842
Healthpeak OP LLC
1.35%, 02/01/27 (Call 01/01/27)(a)	4,660	4,208,274
2.13%, 12/01/28 (Call 10/01/28)(a)	3,190	2,800,845
3.25%, 07/15/26 (Call 05/15/26)	3,469	3,312,334
4.00%, 06/01/25 (Call 03/01/25)(a)	2,640	2,595,095
Highwoods Realty LP
3.88%, 03/01/27 (Call 12/01/26)(a)	928	876,466
4.13%, 03/15/28 (Call 12/15/27)(a)	2,205	2,063,971
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	2,977	2,920,392
Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	2,415	2,363,078
Invitation Homes Operating Partnership LP,
2.30%, 11/15/28 (Call 09/15/28)	2,854	2,511,053
Kilroy Realty LP
4.38%, 10/01/25 (Call 07/01/25)	2,270	2,220,612
4.75%, 12/15/28 (Call 09/15/28)	3,625	3,419,701
Kimco Realty OP LLC
1.90%, 03/01/28 (Call 01/01/28)(a)	2,730	2,422,739
2.80%, 10/01/26 (Call 07/01/26)	2,937	2,773,654
3.25%, 08/15/26 (Call 05/15/26)	1,510	1,435,385
3.80%, 04/01/27 (Call 01/01/27)	2,385	2,293,374
Kite Realty Group LP, 4.00%, 10/01/26
(Call 07/01/26)(a)	1,741	1,676,568
LXP Industrial Trust, 6.75%, 11/15/28
(Call 10/15/28)	1,015	1,048,877
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)(a)	1,653	1,505,869
3.60%, 06/01/27 (Call 03/01/27)	3,590	3,434,624
3.95%, 03/15/29 (Call 12/15/28)	675	643,014
4.00%, 11/15/25 (Call 08/15/25)	2,377	2,327,526
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.20%, 06/15/28 (Call 03/15/28)(a)	$2,515	$2,429,439
NNN REIT Inc.
3.50%, 10/15/27 (Call 07/15/27)	1,795	1,692,032
3.60%, 12/15/26 (Call 09/15/26)	1,948	1,864,241
4.00%, 11/15/25 (Call 08/15/25)	2,366	2,312,879
4.30%, 10/15/28 (Call 07/15/28)(a)	3,095	2,971,596
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)(a)	4,116	3,976,673
4.75%, 01/15/28 (Call 10/15/27)	3,255	3,129,853
5.25%, 01/15/26 (Call 10/15/25)	3,544	3,505,354
Piedmont Operating Partnership LP, 9.25%, 07/20/28 (Call 06/20/28)	2,830	3,021,167
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	2,999	2,762,658
3.25%, 06/30/26 (Call 03/30/26)	2,139	2,055,399
3.25%, 10/01/26 (Call 07/01/26)	2,236	2,137,013
3.38%, 12/15/27 (Call 09/15/27)(a)	3,065	2,902,665
3.88%, 09/15/28 (Call 06/15/28)(a)	3,435	3,279,935
4.00%, 09/15/28 (Call 06/15/28)	990	950,059
4.38%, 02/01/29 (Call 11/01/28)(a)	2,020	1,963,859
4.88%, 06/15/28 (Call 05/15/28)(a)	5,570	5,527,066
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 04/01/29 (Call 03/01/29)(b)	2,815	2,802,672
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)(a)	2,900	2,695,836
1.50%, 11/09/26 (Call 10/09/26)(a)	3,485	3,190,595
1.85%, 05/01/28 (Call 03/01/28)	4,135	3,656,509
1.95%, 11/09/28 (Call 09/09/28)	630	552,507
3.09%, 09/15/27 (Call 06/15/27)	3,191	2,998,773
3.39%, 05/01/29 (Call 02/01/29)(a)	3,250	3,020,894
5.13%, 01/15/29 (Call 12/15/28)(a)	5,327	5,352,851
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	1,906	1,752,581
2.10%, 03/15/28 (Call 01/15/28)	1,180	1,051,801
2.20%, 06/15/28 (Call 04/15/28)	3,895	3,454,103
3.00%, 01/15/27 (Call 10/15/26)	3,664	3,459,320
3.20%, 01/15/27 (Call 11/15/26)(a)	1,773	1,675,834
3.40%, 01/15/28 (Call 11/15/27)(a)	4,990	4,689,441
3.65%, 01/15/28 (Call 10/15/27)	2,359	2,238,240
3.95%, 08/15/27 (Call 05/15/27)(a)	4,416	4,253,111
4.13%, 10/15/26 (Call 07/15/26)	3,859	3,759,396
4.45%, 09/15/26 (Call 06/15/26)(a)	1,745	1,709,264
4.63%, 11/01/25 (Call 09/01/25)	3,356	3,316,293
4.70%, 12/15/28 (Call 11/15/28)	3,352	3,267,377
4.75%, 02/15/29 (Call 01/15/29)(a)	2,805	2,742,737
4.88%, 06/01/26 (Call 03/01/26)	3,499	3,465,278
5.05%, 01/13/26 (Call 06/11/24)	3,014	2,992,870
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	2,705	2,595,787
3.90%, 11/01/25 (Call 08/01/25)(a)	1,395	1,359,353
4.13%, 03/15/28 (Call 12/15/27)	2,135	2,047,593
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28 (Call 09/15/28)(a)	1,445	1,486,684
Rexford Industrial Realty LP, 5.00%, 06/15/28 (Call 05/15/28)(a)	2,435	2,400,395
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	2,915	2,859,756
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(a)(b)	2,947	2,853,254
3.63%, 01/28/26 (Call 12/28/25)(a)(b)	4,547	4,406,360
3.75%, 03/23/27 (Call 12/23/26)(a)(b)	3,030	2,896,294

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Scentre Group Trust 2, 4.75%, 09/24/80
(Call 06/24/26), (5-year CMT + 4.379%)(b)(c)	$4,937	$4,726,768
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	3,250	2,948,547
1.75%, 02/01/28 (Call 11/01/27)	5,103	4,525,966
3.25%, 11/30/26 (Call 08/30/26)	4,544	4,335,793
3.30%, 01/15/26 (Call 10/15/25)	4,760	4,605,496
3.38%, 06/15/27 (Call 03/15/27)(a)	4,740	4,510,129
3.38%, 12/01/27 (Call 09/01/27)(a)	4,515	4,265,569
3.50%, 09/01/25 (Call 06/01/25)	6,618	6,462,253
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	2,081	2,049,751
4.70%, 06/01/27 (Call 03/01/27)(a)	3,105	3,079,630
Store Capital LLC
4.50%, 03/15/28 (Call 12/15/27)	2,250	2,129,178
4.63%, 03/15/29 (Call 12/15/28)	1,510	1,420,259
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)(a)	2,060	1,798,648
5.50%, 01/15/29 (Call 12/15/28)(a)	3,240	3,223,171
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)(a)	2,025	1,901,237
3.88%, 07/15/27 (Call 04/15/27)(a)	2,005	1,890,626
Trust Fibra Uno, 5.25%, 01/30/26
(Call 10/30/25)(b)	1,907	1,855,320
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	1,586	1,499,386
3.50%, 07/01/27 (Call 04/01/27)(a)	2,010	1,894,651
3.50%, 01/15/28 (Call 10/15/27)(a)	2,005	1,882,359
4.40%, 01/26/29 (Call 10/26/28)(a)	2,320	2,225,358
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	2,607	2,463,872
3.85%, 04/01/27 (Call 01/01/27)	2,336	2,239,867
4.00%, 03/01/28 (Call 12/01/27)	4,020	3,820,201
4.13%, 01/15/26 (Call 10/15/25)	2,964	2,893,755
4.40%, 01/15/29 (Call 10/15/28)	5,175	4,949,841
VICI Properties LP, 4.75%, 02/15/28 (Call 01/15/28)	7,905	7,668,632
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 07/01/24)(a)(b)	4,365	4,132,760
3.88%, 02/15/29 (Call 11/15/28)(a)(b)	2,710	2,487,437
4.25%, 12/01/26 (Call 06/11/24)(b)	7,560	7,266,759
4.50%, 09/01/26 (Call 06/01/26)(b)	2,704	2,620,495
4.50%, 01/15/28 (Call 10/15/27)(a)(b)	2,370	2,268,370
4.63%, 06/15/25 (Call 03/15/25)(b)	4,380	4,320,315
5.75%, 02/01/27 (Call 11/01/26)(b)	4,299	4,291,202
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(a)(b)	4,471	4,132,722
4.13%, 09/20/28 (Call 06/20/28)(b)	100	92,352
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	3,138	2,718,335
2.70%, 02/15/27 (Call 12/15/26)(a)	4,600	4,317,046
4.00%, 06/01/25 (Call 03/01/25)	7,560	7,432,058
4.13%, 03/15/29 (Call 12/15/28)(a)	3,200	3,039,252
4.25%, 04/01/26 (Call 01/01/26)	4,209	4,117,573
4.25%, 04/15/28 (Call 01/15/28)	4,873	4,689,796
Weyerhaeuser Co.
4.75%, 05/15/26	4,780	4,718,493
6.95%, 10/01/27(a)	4,085	4,290,044
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)(a)	1,993	1,936,621
		689,500,909
Security	Par (000)	Value

Retail — 1.7%
7-Eleven Inc.
0.95%, 02/10/26 (Call 01/10/26)(a)(b)	$7,122	$6,605,137
1.30%, 02/10/28 (Call 12/10/27)(a)(b)	6,880	5,972,962
Alimentation Couche-Tard Inc., 3.55%, 07/26/27 (Call 04/26/27)(b)	6,964	6,606,329
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	3,120	2,692,112
3.80%, 11/15/27 (Call 08/15/27)(a)	1,995	1,870,777
4.50%, 10/01/25 (Call 07/01/25)(a)	2,123	2,087,798
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)(a)	2,034	1,949,701
3.75%, 06/01/27 (Call 03/01/27)(a)	3,668	3,521,713
3.75%, 04/18/29 (Call 01/18/29)(a)	3,030	2,838,684
4.50%, 02/01/28 (Call 01/01/28)	3,230	3,149,479
5.05%, 07/15/26	2,110	2,097,583
6.25%, 11/01/28 (Call 10/01/28)(a)	3,492	3,625,187
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(a)	3,827	3,710,590
CK Hutchison International 24 Ltd., 5.38%,
04/26/29 (Call 03/26/29)(a)(b)	6,785	6,817,937
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	8,140	7,343,800
3.00%, 05/18/27 (Call 02/18/27)(a)	6,579	6,281,189
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	3,575	3,424,260
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	3,162	3,044,866
4.13%, 05/01/28 (Call 02/01/28)(a)	2,096	2,016,339
4.15%, 11/01/25 (Call 08/01/25)	2,468	2,418,844
4.63%, 11/01/27 (Call 10/01/27)	4,582	4,480,424
5.20%, 07/05/28 (Call 06/05/28)(a)	3,415	3,398,191
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	8,165	7,825,977
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)(b)	1,110	1,070,990
Genuine Parts Co., 6.50%, 11/01/28 (Call 10/01/28)(a)	3,637	3,804,150
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	1,432	1,239,672
1.50%, 09/15/28 (Call 07/15/28)(a)	3,265	2,838,442
2.13%, 09/15/26 (Call 06/15/26)	5,858	5,493,106
2.50%, 04/15/27 (Call 02/15/27)(a)	4,355	4,075,421
2.80%, 09/14/27 (Call 06/14/27)(a)	6,850	6,407,219
2.88%, 04/15/27 (Call 03/15/27)	4,379	4,137,849
3.00%, 04/01/26 (Call 01/01/26)(a)	7,743	7,457,715
3.35%, 09/15/25 (Call 06/15/25)	5,776	5,641,019
3.90%, 12/06/28 (Call 09/06/28)(a)	4,360	4,193,806
4.00%, 09/15/25 (Call 08/15/25)	4,391	4,323,189
4.90%, 04/15/29 (Call 03/15/29)	4,715	4,704,636
4.95%, 09/30/26 (Call 08/30/26)(a)	4,355	4,344,981
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(b)	160	144,594
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	6,810	5,910,031
1.70%, 09/15/28 (Call 07/15/28)(a)	7,532	6,549,670
2.50%, 04/15/26 (Call 01/15/26)	8,163	7,764,509
3.10%, 05/03/27 (Call 02/03/27)	8,829	8,365,002
3.35%, 04/01/27 (Call 03/01/27)(a)	4,342	4,138,210
3.38%, 09/15/25 (Call 06/15/25)(a)	4,071	3,968,825
3.65%, 04/05/29 (Call 01/05/29)	9,825	9,210,658
4.40%, 09/08/25	6,050	5,973,555

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.80%, 04/01/26 (Call 03/01/26)	$6,105	$6,053,878
6.50%, 03/15/29(a)	500	532,423
6.88%, 02/15/28	1,370	1,452,671
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	2,631	2,506,681
3.30%, 07/01/25 (Call 06/01/25)	4,403	4,306,945
3.50%, 03/01/27 (Call 12/01/26)(a)	4,580	4,397,952
3.50%, 07/01/27 (Call 05/01/27)	6,671	6,364,903
3.70%, 01/30/26 (Call 10/30/25)	10,595	10,333,467
3.80%, 04/01/28 (Call 01/01/28)	6,642	6,359,298
4.80%, 08/14/28 (Call 07/14/28)	4,772	4,725,885
5.00%, 05/17/29 (Call 04/17/29)(a)	2,975	2,967,882
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)(a)	2,603	2,521,730
3.60%, 09/01/27 (Call 06/01/27)	5,410	5,144,964
4.35%, 06/01/28 (Call 03/01/28)	2,550	2,472,154
5.75%, 11/20/26 (Call 10/20/26)	3,910	3,947,994
Ross Stores Inc., 0.88%, 04/15/26 (Call 03/15/26)	2,652	2,442,655
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	3,712	3,413,067
2.45%, 06/15/26 (Call 03/15/26)	2,679	2,536,974
3.50%, 03/01/28 (Call 12/01/27)	4,399	4,161,434
3.80%, 08/15/25 (Call 06/15/25)(a)	7,283	7,145,137
4.00%, 11/15/28 (Call 08/15/28)(a)	3,958	3,794,624
4.75%, 02/15/26 (Call 01/15/26)	5,821	5,769,506
4.85%, 02/08/27 (Call 01/08/27)	3,240	3,219,336
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	5,345	4,971,353
2.50%, 04/15/26(a)	5,529	5,283,826
3.38%, 04/15/29 (Call 01/15/29)(a)	5,850	5,476,865
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	440	381,711
2.25%, 09/15/26 (Call 06/15/26)(a)	5,103	4,798,631
Walmart Inc.
3.05%, 07/08/26 (Call 05/08/26)(a)	4,070	3,923,225
3.55%, 06/26/25 (Call 04/26/25)	2,706	2,658,288
3.70%, 06/26/28 (Call 03/26/28)(a)	4,161	4,016,035
3.90%, 04/15/28 (Call 03/15/28)	6,138	5,957,878
4.00%, 04/15/26 (Call 03/15/26)(a)	4,550	4,474,851
5.88%, 04/05/27(a)	1,175	1,215,654
		345,267,005
Savings & Loans — 0.2%
Nationwide Building Society
1.50%, 10/13/26(b)	5,644	5,160,200
2.97%, 02/16/28 (Call 02/16/27),
(1-day SOFR + 1.29%)(b)(c)	4,448	4,153,893
3.90%, 07/21/25(b)	946	930,550
4.00%, 09/14/26(a)(b)	6,588	6,326,827
4.13%, 10/18/32 (Call 10/18/27),
(5-year USD ICE Swap + 1.849%)(a)(b)(c)	3,210	2,977,549
4.30%, 03/08/29 (Call 03/08/28),
(3-mo. LIBOR US + 1.452%)(a)(b)(c)	4,332	4,131,251
4.85%, 07/27/27(b)	4,908	4,836,664
6.56%, 10/18/27 (Call 10/18/26),
(1-day SOFR + 1.910%)(b)(c)	5,490	5,598,640
		34,115,574
Security	Par (000)	Value

Semiconductors — 1.6%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	$5,510	$4,823,717
3.50%, 12/05/26 (Call 09/05/26)	5,748	5,539,707
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	7,365	7,064,689
3.90%, 10/01/25 (Call 07/01/25)(a)	4,473	4,399,184
Broadcom Corp./Broadcom Cayman
Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	5,213	4,903,820
3.88%, 01/15/27 (Call 10/15/26)	17,964	17,345,317
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	4,966	4,418,631
3.15%, 11/15/25 (Call 10/15/25)	5,615	5,429,267
3.46%, 09/15/26 (Call 07/15/26)	4,727	4,537,755
4.00%, 04/15/29 (Call 02/15/29)(b)	5,010	4,739,404
4.11%, 09/15/28 (Call 06/15/28)(a)	6,495	6,226,878
4.75%, 04/15/29 (Call 01/15/29)	12,718	12,480,131
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	1,950	1,697,169
2.60%, 05/19/26 (Call 02/19/26)	6,229	5,928,177
3.15%, 05/11/27 (Call 02/11/27)(a)	6,452	6,118,451
3.70%, 07/29/25 (Call 04/29/25)(a)	13,945	13,682,033
3.75%, 03/25/27 (Call 01/25/27)	6,330	6,110,611
3.75%, 08/05/27 (Call 07/05/27)	8,162	7,848,807
4.88%, 02/10/26	9,245	9,183,186
4.88%, 02/10/28 (Call 01/10/28)(a)	11,099	11,017,930
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	5,475	5,290,466
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)(a)	4,689	4,569,981
4.00%, 03/15/29 (Call 12/15/28)(a)	6,630	6,350,209
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(a)	3,164	2,951,331
2.45%, 04/15/28 (Call 02/15/28)	4,520	4,061,527
4.88%, 06/22/28 (Call 03/22/28)	3,685	3,612,217
5.75%, 02/15/29 (Call 01/15/29)(a)	3,290	3,347,232
Microchip Technology Inc.
4.25%, 09/01/25 (Call 07/01/24)(a)	7,261	7,146,071
5.05%, 03/15/29 (Call 02/15/29)	5,955	5,902,743
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	5,756	5,588,849
4.98%, 02/06/26 (Call 12/06/25)	3,211	3,184,580
5.33%, 02/06/29 (Call 11/06/28)	4,035	4,041,897
5.38%, 04/15/28 (Call 03/15/28)(a)	4,452	4,468,363
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	5,438	4,812,686
3.20%, 09/16/26 (Call 06/16/26)	6,400	6,179,395
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	3,113	3,102,800
5.55%, 12/01/28 (Call 09/01/28)(a)	3,937	3,968,196
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27 (Call 03/01/27)	3,173	2,990,659
3.88%, 06/18/26 (Call 04/18/26)(a)	4,719	4,579,597
4.40%, 06/01/27 (Call 05/01/27)	2,650	2,584,229
Qualcomm Inc.
1.30%, 05/20/28 (Call 02/20/28)	2,210	1,927,515
3.25%, 05/20/27 (Call 02/20/27)	13,030	12,475,850
Renesas Electronics Corp., 2.17%, 11/25/26 (Call 10/25/26)(b)	5,446	5,002,597
SK Hynix Inc.
1.50%, 01/19/26(b)	6,000	5,613,907
5.50%, 01/16/27(b)	190	188,997

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
5.50%, 01/16/29(a)(b)	$6,555	$6,546,839
6.38%, 01/17/28(a)(b)	6,705	6,887,420
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)(a)	3,303	3,059,506
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	4,530	4,156,633
2.90%, 11/03/27 (Call 08/03/27)(a)	1,860	1,746,350
4.60%, 02/08/27 (Call 01/08/27)	2,105	2,092,097
4.60%, 02/15/28 (Call 01/15/28)	6,177	6,122,110
4.60%, 02/08/29 (Call 01/08/29)(a)	3,895	3,855,822
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	7,856	7,245,714
3.88%, 04/22/27 (Call 03/22/27)	5,875	5,672,231
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)(b)	6,212	5,846,485
1.00%, 09/28/27 (Call 07/28/27)(b)	4,820	4,213,337
1.25%, 04/23/26 (Call 03/23/26)(a)(b)	6,711	6,229,070
1.75%, 04/23/28 (Call 02/23/28)(a)(b)	6,190	5,484,145
4.38%, 07/22/27 (Call 06/22/27)(a)(b)	3,205	3,129,246
		329,723,763
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	4,055	3,540,760
3.48%, 12/01/27 (Call 09/01/27)(a)	2,965	2,777,753
		6,318,513
Software — 1.8%
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	5,445	5,069,124
4.80%, 04/04/29 (Call 03/04/29)	5,170	5,159,670
4.85%, 04/04/27 (Call 03/04/27)	2,850	2,846,916
Atlassian Corp., 5.25%, 05/15/29 (Call 04/15/29)	2,770	2,760,424
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)(a)	4,162	3,971,563
4.38%, 06/15/25 (Call 03/15/25)	2,051	2,028,487
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	3,420	3,290,183
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)(a)	5,335	5,376,484
6.65%, 08/02/26 (Call 07/02/26)	5,050	5,107,557
Constellation Software Inc./Canada, 5.16%, 02/16/29 (Call 01/16/29)(a)(b)	2,815	2,791,236
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	3,511	3,481,509
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	7,667	7,114,101
1.65%, 03/01/28 (Call 01/01/28)(a)	5,359	4,703,554
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	6,413	5,880,962
3.20%, 07/01/26 (Call 05/01/26)	12,778	12,235,233
3.85%, 06/01/25 (Call 03/01/25)(a)	5,758	5,654,355
4.20%, 10/01/28 (Call 07/01/28)	6,875	6,579,318
5.15%, 03/15/27 (Call 02/15/27)(a)	4,675	4,666,336
5.38%, 08/21/28 (Call 07/21/28)(a)	4,670	4,677,631
5.45%, 03/02/28 (Call 02/02/28)	5,943	5,970,081
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	4,128	3,935,796
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	3,222	3,068,343
1.35%, 07/15/27 (Call 05/15/27)	4,092	3,664,633
5.13%, 09/15/28 (Call 08/15/28)	5,527	5,559,036
Security	Par (000)	Value

Software (continued)
5.25%, 09/15/26 (Call 08/15/26)	$4,600	$4,624,640
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	24,543	23,257,437
3.13%, 11/03/25 (Call 08/03/25)	18,405	17,913,658
3.30%, 02/06/27 (Call 11/06/26)	24,483	23,564,182
3.40%, 09/15/26 (Call 06/15/26)(b)	4,704	4,539,506
3.40%, 06/15/27 (Call 03/15/27)(a)(b)	1,219	1,168,019
Open Text Corp., 6.90%, 12/01/27
(Call 11/01/27)(a)(b)	6,455	6,622,068
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	17,711	16,569,630
2.30%, 03/25/28 (Call 01/25/28)	12,975	11,673,870
2.65%, 07/15/26 (Call 04/15/26)	18,381	17,357,673
2.80%, 04/01/27 (Call 02/01/27)(a)	13,808	12,924,866
3.25%, 11/15/27 (Call 08/15/27)	17,726	16,654,437
4.50%, 05/06/28 (Call 04/06/28)(a)	5,522	5,401,536
5.80%, 11/10/25	7,637	7,676,544
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)(a)	4,299	4,059,639
1.40%, 09/15/27 (Call 07/15/27)	5,356	4,740,354
3.80%, 12/15/26 (Call 09/15/26)	4,511	4,351,011
3.85%, 12/15/25 (Call 09/15/25)(a)	1,899	1,854,932
4.20%, 09/15/28 (Call 06/15/28)(a)	5,933	5,712,613
Salesforce Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	7,187	6,286,850
3.70%, 04/11/28 (Call 01/11/28)	10,667	10,240,985
Take-Two Interactive Software Inc.
3.70%, 04/14/27 (Call 03/14/27)	4,392	4,210,616
4.95%, 03/28/28 (Call 02/28/28)	6,103	6,033,232
5.00%, 03/28/26	4,244	4,211,885
VMware LLC
1.40%, 08/15/26 (Call 07/15/26)	9,393	8,602,275
1.80%, 08/15/28 (Call 06/15/28)(a)	4,330	3,760,605
3.90%, 08/21/27 (Call 05/21/27)	8,039	7,682,933
4.65%, 05/15/27 (Call 03/15/27)(a)	3,199	3,137,635
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	6,345	6,063,047
3.70%, 04/01/29 (Call 02/01/29)	4,890	4,577,091
		371,066,301
Telecommunications — 2.7%
America Movil SAB de CV, 3.63%, 04/22/29 (Call 01/22/29)	5,617	5,215,783
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	14,590	12,893,421
1.70%, 03/25/26 (Call 06/11/24)	19,107	17,886,708
2.30%, 06/01/27 (Call 04/01/27)	16,376	15,055,172
2.95%, 07/15/26 (Call 04/15/26)(a)	2,578	2,455,543
3.80%, 02/15/27 (Call 11/15/26)(a)	4,859	4,683,353
3.88%, 01/15/26 (Call 10/15/25)	3,209	3,134,355
4.10%, 02/15/28 (Call 11/15/27)	11,485	11,048,993
4.25%, 03/01/27 (Call 12/01/26)	9,375	9,157,011
4.35%, 03/01/29 (Call 12/01/28)(a)	16,212	15,639,653
5.54%, 02/20/26 (Call 06/11/24)(a)	6,935	6,934,697
British Telecommunications PLC, 5.13%,
12/04/28 (Call 09/04/28)(a)	4,479	4,447,460
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	9,682	9,176,449
2.95%, 02/28/26	4,603	4,435,968
3.50%, 06/15/25	3,215	3,159,208
4.80%, 02/26/27 (Call 01/26/27)	10,715	10,682,462
4.85%, 02/26/29 (Call 01/26/29)	17,240	17,186,894

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.90%, 02/26/26(a)	$6,025	$6,008,290
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(b)	1,925	1,856,058
4.38%, 06/21/28 (Call 03/21/28)(a)(b)	6,270	6,076,172
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26 (Call 05/03/26)(a)(b)	3,082	3,026,629
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)	2,621	2,450,537
KT Corp., 2.50%, 07/18/26(b)	210	197,776
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)(a)	5,209	5,103,915
4.60%, 05/23/29 (Call 02/23/29)	4,893	4,753,110
5.00%, 04/15/29 (Call 03/15/29)	2,660	2,627,524
NBN Co. Ltd.
1.45%, 05/05/26 (Call 04/05/26)(a)(b)	9,126	8,476,772
1.63%, 01/08/27 (Call 12/08/26)(a)(b)	8,115	7,405,147
5.75%, 10/06/28 (Call 09/06/28)(a)(b)	11,350	11,622,385
Nokia OYJ, 4.38%, 06/12/27(a)	2,379	2,312,223
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	18,774	17,423,026
1.59%, 04/03/28 (Call 02/03/28)(b)	9,970	8,747,460
4.24%, 07/25/25(b)	3,625	3,574,881
4.37%, 07/27/27 (Call 06/27/27)(b)	3,345	3,267,423
Ooredoo International Finance Ltd.
3.75%, 06/22/26(a)(b)	1,692	1,639,125
3.88%, 01/31/28(b)	55	52,456
5.00%, 10/19/25(a)(b)	9,950	9,874,937
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	3,557	3,346,785
3.20%, 03/15/27 (Call 02/15/27)(a)	8,505	8,051,944
3.63%, 12/15/25 (Call 09/15/25)	5,262	5,104,352
5.00%, 02/15/29 (Call 01/15/29)	8,037	7,918,206
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	5,550	5,266,540
SK Telecom Co. Ltd., 6.63%, 07/20/27(a)(b)	1,105	1,145,314
Sprint Capital Corp., 6.88%, 11/15/28	13,965	14,747,431
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)	10,210	10,480,238
Telefonica Emisiones SA, 4.10%, 03/08/27(a)	6,912	6,705,903
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(a)	4,317	4,039,702
3.70%, 09/15/27 (Call 06/15/27)(a)	4,005	3,811,742
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	6,625	6,197,902
2.05%, 02/15/28 (Call 12/15/27)	11,557	10,321,782
2.25%, 02/15/26 (Call 06/11/24)	11,421	10,813,091
2.40%, 03/15/29 (Call 01/15/29)	3,467	3,054,151
2.63%, 04/15/26 (Call 06/11/24)	7,797	7,392,486
2.63%, 02/15/29 (Call 06/11/24)	6,715	5,964,894
3.38%, 04/15/29 (Call 06/11/24)	11,781	10,781,924
3.75%, 04/15/27 (Call 02/15/27)	25,094	24,065,541
4.75%, 02/01/28 (Call 06/11/24)	10,385	10,186,893
4.80%, 07/15/28 (Call 06/15/28)	7,661	7,537,011
4.85%, 01/15/29 (Call 12/15/28)	8,802	8,667,943
4.95%, 03/15/28 (Call 02/15/28)	6,855	6,782,191
5.38%, 04/15/27 (Call 06/11/24)	4,711	4,713,596
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)(a)	9,139	8,564,635
1.45%, 03/20/26 (Call 02/20/26)(a)	12,147	11,348,278
2.10%, 03/22/28 (Call 01/22/28)	19,005	17,026,507
2.63%, 08/15/26(a)	11,775	11,145,244
3.00%, 03/22/27 (Call 01/22/27)	4,682	4,423,520
3.88%, 02/08/29 (Call 11/08/28)	425	402,576
Security	Par (000)	Value

Telecommunications (continued)
4.13%, 03/16/27	$20,090	$19,565,972
4.33%, 09/21/28	28,949	28,051,496
Vodafone Group PLC, 4.38%, 05/30/28(a)	6,612	6,454,459
		553,769,225
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)(a)	3,350	3,143,951
3.55%, 11/19/26 (Call 09/19/26)	4,263	4,059,831
Mattel Inc.
3.38%, 04/01/26 (Call 06/11/24)(b)	3,775	3,611,981
3.75%, 04/01/29 (Call 06/11/24)(a)(b)	1,360	1,245,554
5.88%, 12/15/27 (Call 07/01/24)(a)(b)	6,110	6,087,669
		18,148,986
Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (Call 03/15/27)(a)	2,370	2,259,771
3.65%, 09/01/25 (Call 06/01/25)	1,963	1,922,021
7.00%, 12/15/25(a)	4,343	4,455,424
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	2,873	2,761,235
6.90%, 07/15/28(a)	845	902,791
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	5,840	5,362,120
3.70%, 02/01/26 (Call 11/01/25)(a)	1,330	1,290,198
4.00%, 06/01/28 (Call 03/01/28)(a)	2,860	2,752,874
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(a)	3,390	3,268,787
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	4,252	4,012,154
3.25%, 06/01/27 (Call 03/01/27)	4,928	4,677,831
3.35%, 11/01/25 (Call 08/01/25)	3,278	3,187,991
3.80%, 03/01/28 (Call 12/01/27)	4,590	4,407,470
4.25%, 03/15/29 (Call 12/15/28)	6,567	6,362,329
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)	4,247	4,106,013
3.40%, 02/15/28 (Call 11/15/27)(a)	2,550	2,406,228
4.20%, 10/17/28 (Call 07/17/28)(a)	2,390	2,310,555
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)(a)	3,986	3,885,557
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	410	395,058
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27 (Call 03/06/27)(a)(b)	5,300	5,056,508
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)(a)	3,602	3,440,523
3.15%, 06/01/27 (Call 03/01/27)	1,155	1,092,827
3.65%, 08/01/25 (Call 06/01/25)	1,550	1,517,257
3.80%, 08/01/28 (Call 05/01/28)(a)	2,319	2,209,165
7.80%, 05/15/27	3,440	3,688,875
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	2,369	2,185,155
2.85%, 03/01/27 (Call 02/01/27)(a)	3,105	2,915,506
2.90%, 12/01/26 (Call 10/01/26)(a)	1,836	1,731,227
3.35%, 09/01/25 (Call 08/01/25)	2,170	2,109,661
4.30%, 06/15/27 (Call 05/15/27)(a)	1,460	1,417,030
4.63%, 06/01/25 (Call 05/01/25)(a)	2,167	2,143,844
5.25%, 06/01/28 (Call 05/01/28)(a)	4,123	4,131,524
5.30%, 03/15/27 (Call 02/15/27)(a)	1,635	1,637,974
5.38%, 03/15/29 (Call 02/15/29)(a)	3,360	3,370,737
5.50%, 06/01/29 (Call 05/01/29)(a)	635	638,309
5.65%, 03/01/28 (Call 02/01/28)(a)	2,857	2,889,245

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
6.30%, 12/01/28 (Call 11/01/28)(a)	$2,735	$2,840,200
TTX Co., 5.50%, 09/25/26 (Call 08/25/26)(a)(b)	1,797	1,797,302
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	1,275	1,183,935
2.75%, 03/01/26 (Call 12/01/25)	3,939	3,777,132
3.00%, 04/15/27 (Call 01/15/27)(a)	2,708	2,570,557
3.25%, 08/15/25 (Call 05/15/25)	2,926	2,853,591
3.70%, 03/01/29 (Call 12/01/28)	5,140	4,870,222
3.75%, 07/15/25 (Call 05/15/25)	3,022	2,969,880
3.95%, 09/10/28 (Call 06/10/28)(a)	6,855	6,618,708
4.75%, 02/21/26 (Call 01/21/26)(a)	3,015	2,994,670
6.63%, 02/01/29	2,140	2,288,231
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)(a)	1,332	1,251,787
3.05%, 11/15/27 (Call 08/15/27)	5,671	5,324,576
3.40%, 03/15/29 (Call 12/15/28)(a)	5,820	5,453,119
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)(a)	6,982	6,408,847
1.50%, 09/22/28 (Call 07/22/28)	3,825	3,355,664
3.95%, 09/09/27 (Call 08/09/27)(a)	7,020	6,840,557
XPO Inc., 6.25%, 06/01/28 (Call 06/01/25)(b)	4,610	4,596,087
		170,896,839
Trucking & Leasing — 0.4%
DAE Funding LLC, 3.38%, 03/20/28 (Call 01/20/28)(a)(b)	5,940	5,433,995
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)	2,204	2,100,199
3.50%, 03/15/28 (Call 12/15/27)	940	879,200
3.85%, 03/30/27 (Call 12/30/26)	1,808	1,734,348
4.55%, 11/07/28 (Call 08/07/28)(a)	810	788,247
4.70%, 04/01/29 (Call 01/01/29)	3,496	3,412,514
5.40%, 03/15/27 (Call 02/15/27)	795	794,921
Penske Truck Leasing Co. LP/PTL
Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	4,249	3,985,614
1.70%, 06/15/26 (Call 05/15/26)(a)(b)	5,260	4,860,299
3.40%, 11/15/26 (Call 08/15/26)(a)(b)	3,807	3,622,462
4.00%, 07/15/25 (Call 06/15/25)(a)(b)	2,889	2,835,485
4.20%, 04/01/27 (Call 01/01/27)(a)(b)	2,781	2,688,552
4.40%, 07/01/27 (Call 06/01/27)(b)	4,480	4,360,401
4.45%, 01/29/26 (Call 11/29/25)(b)	2,297	2,250,434
5.35%, 01/12/27 (Call 12/12/26)(b)	2,260	2,255,078
5.35%, 03/30/29 (Call 02/28/29)(a)(b)	3,010	2,994,112
5.55%, 05/01/28 (Call 04/01/28)(a)(b)	4,490	4,506,435
5.70%, 02/01/28 (Call 01/01/28)(b)	4,575	4,602,412
5.75%, 05/24/26 (Call 04/24/26)(b)	3,975	3,988,240
5.88%, 11/15/27 (Call 10/15/27)(a)(b)	2,777	2,811,304
6.05%, 08/01/28 (Call 07/01/28)(a)(b)	7,140	7,287,465
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	2,961	2,715,396
2.30%, 06/15/28 (Call 04/15/28)(a)(b)	2,165	1,909,876
5.30%, 04/03/29 (Call 03/03/29)(a)(b)	4,420	4,366,479
5.45%, 05/03/28 (Call 04/03/28)(a)(b)	3,710	3,695,018
		80,878,486
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	2,048	1,870,566
3.38%, 01/20/27 (Call 12/20/26)	2,125	1,958,644
		3,829,210
Security	Par (000)	Value

Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	$4,307	$4,029,141
3.00%, 12/01/26 (Call 09/01/26)(a)	195	184,092
3.75%, 09/01/28 (Call 06/01/28)	1,550	1,472,390
Essential Utilities Inc., 3.57%, 05/01/29 (Call 02/01/29)(a)	2,290	2,111,293
United Utilities PLC, 6.88%, 08/15/28(a)	1,200	1,263,627
		9,060,543

Total Corporate Bonds & Notes — 97.3%
(Cost: $20,460,503,721)		19,977,064,672

Foreign Government Obligations(f)

Panama — 0.0%
Banco Latinoamericano de Comercio
Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(b)	4,495	4,299,063

South Korea — 0.4%
Korea Electric Power Corp.
1.13%, 06/15/25(a)(b)	3,527	3,371,663
3.63%, 06/14/25(b)	3,345	3,281,209
4.00%, 06/14/27(a)(b)	3,255	3,142,930
4.88%, 01/31/27(a)(b)	1,820	1,802,644
5.38%, 04/06/26(b)	4,865	4,860,886
5.38%, 07/31/26(a)(b)	1,405	1,405,277
5.50%, 04/06/28(a)(b)	2,990	3,017,422
7.00%, 02/01/27(a)	2,394	2,496,236
Korea Gas Corp.
1.13%, 07/13/26(a)(b)	4,746	4,352,291
2.25%, 07/18/26(a)(b)	2,970	2,786,505
3.13%, 07/20/27(a)(b)	1,270	1,191,108
3.50%, 07/02/26(a)(b)	4,530	4,368,718
3.88%, 07/13/27(a)(b)	3,645	3,506,467
4.88%, 07/05/28(a)(b)	4,545	4,512,132
Korea Housing Finance Corp.
4.63%, 02/24/28(a)(b)	4,375	4,316,196
4.88%, 08/27/27(b)	790	785,589
5.38%, 11/15/26(a)(b)	855	858,544
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(b)	4,465	4,124,437
3.13%, 07/25/27(b)	3,228	3,019,407
4.25%, 07/27/27(b)	4,045	3,913,673
5.00%, 07/18/28(a)(b)	4,245	4,204,384
Korea National Oil Corp.
0.88%, 10/05/25(b)	370	347,992
1.25%, 04/07/26(b)	3,000	2,782,900
2.13%, 04/18/27(b)	5,000	4,582,402
2.50%, 10/24/26(b)	4,609	4,315,226
2.63%, 04/14/26(b)	1,966	1,869,873
3.25%, 10/01/25(b)	1,734	1,684,157
3.38%, 03/27/27(b)	3,000	2,851,435
4.75%, 04/03/26(b)	2,000	1,975,216
4.88%, 04/03/28(b)	3,000	2,959,818
		88,686,737

Total Foreign Government Obligations — 0.4%
(Cost: $96,090,221)		92,985,800
Total Long-Term Investments — 97.7%
(Cost: $20,556,593,942)		20,070,050,472

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(g)(h)(i)	1,133,213,064	$1,133,553,028
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(g)(h)	35,070,000	35,070,000

Total Short-Term Securities — 5.7%
(Cost: $1,168,120,378)		1,168,623,028

Total Investments — 103.4%
(Cost: $21,724,714,320)		21,238,673,500

Liabilities in Excess of Other Assets — (3.4)%		(703,507,219)
Net Assets — 100.0%		$20,535,166,281

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares.	$1,626,860,654	$—	$(493,082,931	)(a)	$(69,830)	$(154,865)	$1,133,553,028	1,133,213,064	$962,098	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	49,160,000	—	(14,090,000	)(a)	—	—	35,070,000	35,070,000	1,188,255		—
					$(69,830)	$(154,865)	$1,168,623,028		$2,150,353		$—

(a)	Represents net amount purchased (sold)

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$19,977,064,672	$—	$19,977,064,672
Foreign Government Obligations	—	92,985,800	—	92,985,800
Short-Term Securities
Money Market Funds	1,168,623,028	—	—	1,168,623,028
	$1,168,623,028	$20,070,050,472	$—	$21,238,673,500

Portfolio Abbreviation

CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
JSC	Joint Stock Company	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company